UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

GE INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 Summer Street

Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

GE Asset Management

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 03/31/14

Item 1.	Reports to Stockholders

GE Institutional Funds

Semi-Annual Report

March 31, 2014

GE Institutional Funds

This report has been prepared for shareholders and may be distributed to others only if preceded by or accompanied with a current prospectus and/or summary prospectus.

Notes to Performance	March 31, 2014 (Unaudited)

Total return performance shown in this report for the GE Institutional Funds (the “Funds”, and individually, the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

GE Investment Distributors, Inc., member of FINRA, is the principal underwriter and distributor of the GE Institutional Funds and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Funds.

U.S. Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2013 - March 31, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,118.10	1.90
Service Class	1,000.00	1,116.10	3.22
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.14	1.82
Service Class	1,000.00	1,021.89	3.07

*	Expenses are equal to the Fund’s annualized expense ratio of 0.36% for Investment Class shares and 0.61% for Service Class shares (for the period October 1, 2013 - March 31, 2014), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks.

Sector Allocation

as a % of Fair Value of $800,352 (in thousands) on March 31, 2014 (a)(b)

Top Ten Largest Holdings

as of March 31, 2014 (as a % of Fair Value) (a)(b)

Express Scripts Holding Co.	2.55%
Pfizer Inc.	2.48%
Amgen Inc.	2.45%
QUALCOMM Inc.	2.33%
EMC Corp.	2.33%
JPMorgan Chase & Co.	2.24%
Schlumberger Ltd.	2.16%
Apple Inc.	1.85%
PepsiCo Inc.	1.82%
Johnson & Johnson	1.73%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

U.S. Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

U.S. Equity Fund

	Number of Shares	Fair Value

Common Stock — 95.8%†

Aerospace & Defense — 2.7%

General Dynamics Corp.	59,486	$6,479,215
Honeywell International Inc.	124,176	11,518,566
The Boeing Co.	31,602	3,965,735
		21,963,516

Agricultural Products — 1.0%

Archer-Daniels-Midland Co.	178,457	7,743,249

Air Freight & Logistics — 0.7%

United Parcel Service Inc.	56,511	5,503,041

Airlines — 0.3%

Delta Air Lines Inc.	74,356	2,576,435

Application Software — 0.7%

Intuit Inc.	77,331	6,010,939

Asset Management & Custody Banks — 3.9%

Ameriprise Financial Inc.	100,010	11,008,101
Invesco Ltd.	322,709	11,940,233
State Street Corp.	113,766	7,912,425	(e	)
		30,860,759

Auto Parts & Equipment — 0.5%

TRW Automotive Holdings Corp.	50,191	4,096,589	(a	)

Automobile Manufacturers — 1.0%

Ford Motor Co.	304,862	4,755,847
General Motors Co.	96,665	3,327,210
		8,083,057

Automotive Retail — 0.5%

AutoZone Inc.	7,435	3,993,339	(a	)

Biotechnology — 4.2%

Alexion Pharmaceuticals Inc.	20,820	3,167,347	(a	)
Amgen Inc.	159,122	19,626,107	(h	)
Gilead Sciences Inc.	155,778	11,038,429	(a	)
		33,831,883

Broadcasting — 0.8%

CBS Corp.	37,178	2,297,601
Discovery Communications Inc.	57,255	4,412,070	(a	)
		6,709,671

Cable & Satellite — 2.2%

Comcast Corp., Class A	78,074	3,905,262
Comcast Corp., Special Class A	124,920	6,091,099

	Number of Shares	Fair Value

Liberty Global PLC	193,328	$7,870,383	(a	)
		17,866,744

Casinos & Gaming — 0.7%

Las Vegas Sands Corp.	66,921	5,405,878

Commodity Chemicals — 1.5%

LyondellBasell Industries N.V.	135,331	12,036,339

Communications Equipment — 4.0%

Cisco Systems Inc.	607,867	13,622,300	(h	)
QUALCOMM Inc.	236,826	18,676,098
		32,298,398

Consumer Finance — 1.2%

American Express Co.	107,818	9,706,855

Data Processing & Outsourced Services — 0.9%

Visa Inc.	33,461	7,222,891

Department Stores — 0.4%

Macy’s Inc.	57,627	3,416,705

Diversified Banks — 6.1%

Bank of America Corp.	650,574	11,189,873
Citigroup Inc.	147,373	7,014,955
JPMorgan Chase & Co.	295,587	17,945,087
Wells Fargo & Co.	260,249	12,944,785
		49,094,700

Drug Retail — 0.9%

CVS Caremark Corp.	91,831	6,874,469

Electric Utilities — 0.4%

NextEra Energy Inc.	33,461	3,199,541

Electrical Components & Equipment — 0.7%

Eaton Corp. PLC	72,499	5,446,125

Fertilizers & Agricultural Chemicals — 1.1%

Monsanto Co.	78,075	8,882,593

General Merchandise Stores — 0.5%

Dollar General Corp.	70,640	3,919,107	(a	)

Healthcare Distributors — 0.4%

Cardinal Health Inc.	40,895	2,861,832

Healthcare Equipment — 3.2%

Abbott Laboratories	104,101	4,008,929
Boston Scientific Corp.	486,858	6,582,320	(a	)
Covidien PLC	178,456	13,145,069
Stryker Corp.	22,308	1,817,433
		25,553,751

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Healthcare Services — 2.6%

Express Scripts Holding Co.	272,146	$20,435,443	(a	)

Healthcare Supplies — 0.5%

DENTSPLY International Inc.	85,510	3,936,880

Home Improvement Retail — 1.6%

Lowe’s Companies Inc.	255,042	12,471,554

Household Products — 0.2%

Energizer Holdings Inc.	18,589	1,872,656

Independent Power Producers & Energy Traders — 0.8%

AES Corp.	171,021	2,442,180
Calpine Corp.	59,485	1,243,831	(a	)
NRG Energy Inc.	74,358	2,364,585
		6,050,596

Industrial Machinery — 0.7%

Dover Corp.	66,920	5,470,710

Integrated Oil & Gas — 5.4%

Chevron Corp.	96,663	11,494,197
Exxon Mobil Corp.	111,537	10,894,934	(h	)
Hess Corp.	117,113	9,706,326
Occidental Petroleum Corp.	113,022	10,769,866
		42,865,323

Integrated Telecommunication Services — 1.1%

Verizon Communications Inc.	178,457	8,489,199

Internet Retail — 0.5%

Amazon.com Inc.	11,154	3,753,544	(a	)

Internet Software & Services — 3.5%

Baidu Inc. ADR	49,819	7,591,419	(a	)
eBay Inc.	124,919	6,900,526	(a	)
Google Inc.	12,045	13,424,273	(a	)
		27,916,218

Investment Banking & Brokerage — 0.7%

The Charles Schwab Corp.	111,536	3,048,279
The Goldman Sachs Group Inc.	15,614	2,558,354
		5,606,633

Life & Health Insurance — 0.7%

MetLife Inc.	74,357	3,926,050
Prudential Financial Inc.	22,307	1,888,287
		5,814,337

Life Sciences Tools & Services — 0.2%

PerkinElmer Inc.	42,755	1,926,540

Managed Healthcare — 0.9%

Aetna Inc.	74,358	5,574,619
UnitedHealth Group Inc.	18,588	1,524,030
		7,098,649

	Number of Shares	Fair Value

Movies & Entertainment — 2.2%

The Walt Disney Co.	59,487	$4,763,124
Time Warner Inc.	195,187	12,751,567
		17,514,691

Multi-Line Insurance — 3.3%

American International Group Inc.	270,659	13,535,657
Genworth Financial Inc.	130,125	2,307,116	(a	)
The Hartford Financial Services Group Inc.	301,148	10,621,490
		26,464,263

Oil & Gas Equipment & Services — 4.3%

Cameron International Corp.	61,344	3,789,219	(a	)
Halliburton Co.	223,072	13,136,710
Schlumberger Ltd.	177,712	17,326,920
		34,252,849

Oil & Gas Exploration & Production — 1.7%

Anadarko Petroleum Corp.	106,329	9,012,446
Marathon Oil Corp.	137,560	4,886,131
		13,898,577

Packaged Foods & Meats — 0.8%

Mondelez International Inc.	184,033	6,358,340

Pharmaceuticals — 7.1%

Actavis PLC	42,755	8,801,117	(a	)
GlaxoSmithKline PLC ADR	46,473	2,483,052
Johnson & Johnson	141,277	13,877,640
Merck & Company Inc.	204,484	11,608,557
Pfizer Inc.	617,162	19,823,243
		56,593,609

Property & Casualty Insurance — 0.2%

ACE Ltd.	13,755	1,362,570

Railroads — 0.4%

CSX Corp.	113,393	3,284,995

Regional Banks — 1.2%

Regions Financial Corp.	899,717	9,995,856

Research & Consulting Services — 0.2%

Nielsen Holdings N.V.	44,614	1,991,123

Semiconductor Equipment — 0.4%

Applied Materials Inc.	148,714	3,036,740

Semiconductors — 0.3%

Analog Devices Inc.	46,101	2,449,807

Soft Drinks — 2.9%

Coca-Cola Enterprises Inc.	187,750	8,966,940
PepsiCo Inc.	174,367	14,559,645
		23,526,585

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Specialized Finance — 1.6%

CME Group Inc.	116,740	$8,639,928
McGraw Hill Financial Inc.	53,537	4,084,873
		12,724,801

Specialized REITs — 1.5%

American Tower Corp.	148,715	12,175,297

Specialty Chemicals — 0.3%

PPG Industries Inc.	6,692	1,294,634
Rockwood Holdings Inc.	18,589	1,383,022
		2,677,656

Specialty Stores — 0.8%

Dick’s Sporting Goods Inc.	115,253	6,293,966

Systems Software — 1.5%

Microsoft Corp.	43,498	1,782,983	(h	)
Oracle Corp.	253,930	10,388,276
		12,171,259

Technology Hardware, Storage & Peripherals — 5.2%

Apple Inc.	27,512	14,766,791	(h	)
EMC Corp.	680,367	18,648,859
Hewlett-Packard Co.	252,814	8,181,061
		41,596,711

Total Common Stock (Cost $585,443,345)		767,236,383

Exchange Traded Funds — 1.6%
Financial Select Sector SPDR Fund	110,027	2,458,003	(n	)
Industrial Select Sector SPDR Fund	192,478	10,072,374	(n	)

Total Exchange Traded Funds (Cost $9,239,700)		12,530,377

Total Investments in Securities (Cost $594,683,045)		779,766,760

	Number of Shares	Fair Value

Short-Term Investments — 2.6%
GE Institutional Money Market Fund - Investment Class 0.00% (Cost $20,585,590)		$20,585,590	(d,k	)

Total Investments (Cost $615,268,635)		800,352,350

Other Assets and Liabilities, net — 0.0%*		279,644

NET ASSETS — 100.0%		$800,631,994

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2014	80	$7,458,400	$55,397

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2013 - March 31, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,124.30	0.79
Service Class	1,000.00	1,123.20	2.12
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,024.18	0.76
Service Class	1,000.00	1,022.94	2.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.15% for Investment Class shares and 0.40% for Service Class shares (for the period October 1, 2013 - March 31, 2014), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

S&P 500 Index Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Composite Stock Index (S&P 500® Index). The Fund seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover.

Sector Allocation

as a % of Fair Value of $37,914 (in thousands) on March 31, 2014 (a)(b)

Top Ten Largest Holdings

as of March 31, 2014 (as a % of Fair Value) (a)(b)

Apple Inc.	2.67%
Exxon Mobil Corp.	2.36%
Google Inc.	1.76%
Microsoft Corp.	1.73%
Johnson & Johnson	1.55%
General Electric Co.	1.45%
Wells Fargo & Co.	1.33%
JPMorgan Chase & Co.	1.29%
Chevron Corp.	1.27%
Berkshire Hathaway Inc.	1.26%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

S&P 500 Index Fund

Schedule of Investments	March 31, 2014 (Unaudited)

S&P 500 Index Fund

	Number of Shares	Fair Value

Common Stock — 93.8%†

Advertising — 0.1%

Omnicom Group Inc.	518	$37,607
The Interpublic Group of Companies Inc.	748	12,821
		50,428

Aerospace & Defense — 2.6%

General Dynamics Corp.	697	75,917
Honeywell International Inc.	1,677	155,559
L-3 Communications Holdings Inc.	171	20,204
Lockheed Martin Corp.	547	89,292
Northrop Grumman Corp.	451	55,644
Precision Castparts Corp.	312	78,861
Raytheon Co.	649	64,115
Rockwell Collins Inc.	293	23,343
Textron Inc.	550	21,610
The Boeing Co.	1,429	179,325
United Technologies Corp.	1,795	209,728
		973,598

Agricultural & Farm Machinery — 0.2%

Deere & Co.	765	69,462

Agricultural Products — 0.2%

Archer-Daniels-Midland Co.	1,337	58,012

Air Freight & Logistics — 0.7%

CH Robinson Worldwide Inc.	279	14,617
Expeditors International of Washington Inc.	442	17,516
FedEx Corp.	605	80,199
United Parcel Service Inc.	1,487	144,804
		257,136

Airlines — 0.2%

Delta Air Lines Inc.	1,800	62,370
Southwest Airlines Co.	1,321	31,189
		93,559

Aluminum — 0.1%

Alcoa Inc.	1,960	25,225

Apparel Retail — 0.5%

L Brands Inc.	502	28,499
Ross Stores Inc.	398	28,477
The Gap Inc.	538	21,552
TJX Companies Inc.	1,475	89,459
Urban Outfitters Inc.	318	11,597	(a	)
		179,584

	Number of Shares	Fair Value

Apparel, Accessories & Luxury Goods — 0.4%

Coach Inc.	543	$26,965
Fossil Group Inc.	140	16,326	(a	)
Michael Kors Holdings Ltd.	400	37,308	(a	)
PVH Corp.	166	20,712
Ralph Lauren Corp.	124	19,955
VF Corp.	700	43,316
		164,582

Application Software — 0.6%

Adobe Systems Inc.	998	65,609	(a	)
Autodesk Inc.	490	24,098	(a	)
Citrix Systems Inc.	414	23,776	(a	)
Intuit Inc.	628	48,814
Salesforce.com Inc.	1,218	69,536	(a	)
		231,833

Asset Management & Custody Banks — 1.2%

Ameriprise Financial Inc.	390	42,927
BlackRock Inc.	275	86,482
Franklin Resources Inc.	780	42,260
Invesco Ltd.	880	32,560
Legg Mason Inc.	299	14,663
Northern Trust Corp.	482	31,600
State Street Corp.	920	63,986	(q	)
T Rowe Price Group Inc.	530	43,646
The Bank of New York Mellon Corp.	2,381	84,026
		442,150

Auto Parts & Equipment — 0.4%

BorgWarner Inc.	502	30,858
Delphi Automotive PLC	600	40,716
Johnson Controls Inc.	1,354	64,071
		135,645

Automobile Manufacturers — 0.6%

Ford Motor Co.	8,451	131,836
General Motors Co.	2,700	92,934
		224,770

Automotive Retail — 0.3%

AutoNation Inc.	103	5,483	(a	)
AutoZone Inc.	76	40,819	(a	)
CarMax Inc.	482	22,558	(a	)
O’Reilly Automotive Inc.	218	32,349	(a	)
		101,209

Biotechnology — 2.3%

Alexion Pharmaceuticals Inc.	430	65,416	(a	)
Amgen Inc.	1,611	198,701
Biogen Idec Inc.	505	154,464	(a	)
Celgene Corp.	837	116,845	(a	)
Gilead Sciences Inc.	3,276	232,137	(a	)
Regeneron Pharmaceuticals Inc.	153	45,943	(a	)

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Vertex Pharmaceuticals Inc.	500	$35,360	(a	)
		848,866

Brewers — 0.0%*

Molson Coors Brewing Co.	306	18,011

Broadcasting — 0.3%

CBS Corp.	1,182	73,048
Discovery Communications Inc.	440	36,388	(a	)
Scripps Networks Interactive Inc.	232	17,611
		127,047

Building Products — 0.1%
Allegion PLC	177	9,234
Masco Corp.	714	15,858
		25,092

Cable & Satellite — 1.2%

Cablevision Systems Corp.	588	9,919
Comcast Corp., Class A	5,545	277,361
DIRECTV	1,024	78,254	(a	)
Time Warner Cable Inc.	605	82,994
		448,528

Casinos & Gaming — 0.1%

International Game Technology	466	6,552
Wynn Resorts Ltd.	163	36,210
		42,762

Coal & Consumable Fuels — 0.1%

CONSOL Energy Inc.	460	18,377
Peabody Energy Corp.	691	11,291
		29,668

Commodity Chemicals — 0.2%

LyondellBasell Industries N.V.	940	83,604

Communications Equipment — 1.6%

Cisco Systems Inc.	10,910	244,493	(h	)
F5 Networks Inc.	167	17,807	(a	)
Harris Corp.	225	16,461
Juniper Networks Inc.	961	24,755	(a	)
Motorola Solutions Inc.	502	32,274
QUALCOMM Inc.	3,597	283,660
		619,450

Computer & Electronics Retail — 0.1%

Best Buy Company Inc.	550	14,526
GameStop Corp.	261	10,727
		25,253

Construction & Engineering — 0.2%

Fluor Corp.	314	24,407

	Number of Shares	Fair Value

Jacobs Engineering Group Inc.	283	$17,970	(a	)
Quanta Services Inc.	552	20,369	(a	)
		62,746

Construction Machinery & Heavy Trucks — 0.7%

Caterpillar Inc.	1,326	131,765
Cummins Inc.	351	52,296
Joy Global Inc.	251	14,558
PACCAR Inc.	717	48,354
		246,973

Construction Materials — 0.0%*

Vulcan Materials Co.	230	15,283

Consumer Electronics — 0.1%

Garmin Ltd.	300	16,578
Harman International Industries Inc.	178	18,939
		35,517

Consumer Finance — 0.9%

American Express Co.	1,933	174,028	(h	)
Capital One Financial Corp.	1,234	95,216
Discover Financial Services	974	56,677
SLM Corp.	846	20,710
		346,631

Data Processing & Outsourced Services — 1.8%

Alliance Data Systems Corp.	100	27,245	(a	)
Automatic Data Processing Inc.	1,041	80,428
Computer Sciences Corp.	282	17,151
Fidelity National Information Services Inc.	584	31,215
Fiserv Inc.	546	30,953	(a	)
Mastercard Inc.	2,140	159,858
Paychex Inc.	616	26,241
The Western Union Co.	1,014	16,589
Total System Services Inc.	413	12,559
Visa Inc.	1,080	233,129
Xerox Corp.	2,177	24,600
		659,968

Department Stores — 0.2%

Kohl’s Corp.	415	23,572
Macy’s Inc.	790	46,839
Nordstrom Inc.	328	20,484
		90,895

Distillers & Vintners — 0.2%

Beam Inc.	308	25,657
Brown-Forman Corp.	339	30,405
Constellation Brands Inc.	357	30,334	(a	)
		86,396

Distributors — 0.1%

Genuine Parts Co.	362	31,440

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Diversified Banks — 5.0%

Bank of America Corp.	22,145	$380,894	(h	)
Citigroup Inc.	6,454	307,211
Comerica Inc.	413	21,393
JPMorgan Chase & Co.	8,034	487,744
U.S. Bancorp	3,893	166,854
Wells Fargo & Co.	10,158	505,259
		1,869,355

Diversified Chemicals — 0.8%

Eastman Chemical Co.	339	29,225
EI du Pont de Nemours & Co.	1,986	133,261
FMC Corp.	316	24,193
The Dow Chemical Co.	2,498	121,378
		308,057

Diversified Metals & Mining — 0.2%

Freeport-McMoRan Copper & Gold Inc.	2,151	71,134

Diversified REITs — 0.1%

Vornado Realty Trust	387	38,143

Diversified Support Services — 0.1%

Cintas Corp.	188	11,206
Iron Mountain Inc.	275	7,582
		18,788

Drug Retail — 0.8%

CVS Caremark Corp.	2,455	183,782
Walgreen Co.	1,875	123,806
		307,588

Education Services — 0.0%*

Graham Holdings Co.	13	9,149

Electric Utilities — 1.6%

American Electric Power Company Inc.	957	48,482
Duke Energy Corp.	1,502	106,972
Edison International	705	39,910
Entergy Corp.	390	26,072
Exelon Corp.	1,761	59,099
FirstEnergy Corp.	766	26,067
NextEra Energy Inc.	939	89,787
Northeast Utilities	597	27,164
Pepco Holdings Inc.	476	9,749
Pinnacle West Capital Corp.	178	9,729
PPL Corp.	1,221	40,464
The Southern Co.	1,786	78,477
Xcel Energy Inc.	954	28,963
		590,935

Electrical Components & Equipment — 0.7%

AMETEK Inc.	500	25,745

	Number of Shares	Fair Value

Eaton Corp. PLC	1,012	$76,021
Emerson Electric Co.	1,450	96,860
Rockwell Automation Inc.	326	40,603
Roper Industries Inc.	223	29,773
		269,002

Electronic Components — 0.2%

Amphenol Corp.	361	33,086
Corning Inc.	2,922	60,836
		93,922

Electronic Equipment & Instruments — 0.0%*

FLIR Systems Inc.	308	11,088

Electronic Manufacturing Services — 0.2%

Jabil Circuit Inc.	502	9,036
TE Connectivity Ltd.	897	54,008
		63,044

Environmental & Facilities Services — 0.2%

Republic Services Inc.	490	16,738
Stericycle Inc.	151	17,157	(a	)
Waste Management Inc.	921	38,746
		72,641

Fertilizers & Agricultural Chemicals — 0.5%

CF Industries Holdings Inc.	116	30,234
Monsanto Co.	1,095	124,578
The Mosaic Co.	670	33,500
		188,312

Food Distributors — 0.1%

Sysco Corp.	1,123	40,574

Food Retail — 0.3%

Safeway Inc.	443	16,364
The Kroger Co.	1,048	45,745
Whole Foods Market Inc.	750	38,033
		100,142

Footwear — 0.3%

NIKE Inc.	1,539	113,671

Gas Utilities — 0.0%*

AGL Resources Inc.	300	14,688

General Merchandise Stores — 0.4%

Dollar General Corp.	600	33,288	(a	)
Dollar Tree Inc.	395	20,611	(a	)
Family Dollar Stores Inc.	212	12,298
Target Corp.	1,357	82,112
		148,309

Gold — 0.1%

Newmont Mining Corp.	896	21,002

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Health Care REITs — 0.3%

HCP Inc.	961	$37,277
Healthcare REIT Inc.	586	34,926
Ventas Inc.	616	37,311
		109,514

Healthcare Distributors — 0.5%

AmerisourceBergen Corp.	499	32,730
Cardinal Health Inc.	711	49,756
McKesson Corp.	467	82,458
Patterson Companies Inc.	245	10,231
		175,175

Healthcare Equipment — 1.9%

Abbott Laboratories	3,174	122,231	(h	)
Baxter International Inc.	1,126	82,851
Becton Dickinson and Co.	373	43,671
Boston Scientific Corp.	2,501	33,813	(a	)
CareFusion Corp.	470	18,903	(a	)
Covidien PLC	910	67,031
CR Bard Inc.	161	23,825
Edwards Lifesciences Corp.	218	16,169	(a	)
Intuitive Surgical Inc.	85	37,229	(a	)
Medtronic Inc.	2,145	132,003
St Jude Medical Inc.	640	41,850
Stryker Corp.	636	51,815
Varian Medical Systems Inc.	199	16,714	(a	)
Zimmer Holdings Inc.	390	36,886
		724,991

Healthcare Facilities — 0.0%*

Tenet Healthcare Corp.	212	9,076	(a	)

Healthcare Services — 0.5%

DaVita Healthcare Partners Inc.	388	26,714	(a	)
Express Scripts Holding Co.	1,640	123,147	(a	)
Laboratory Corporation of America Holdings	156	15,321	(a	)
Quest Diagnostics Inc.	251	14,538
		179,720

Healthcare Supplies — 0.0%*

DENTSPLY International Inc.	259	11,924

Healthcare Technology — 0.1%

Cerner Corp.	624	35,100	(a	)

Home Building — 0.1%

DR Horton Inc.	717	15,523
Lennar Corp.	303	12,005
PulteGroup Inc.	660	12,665
		40,193

Home Entertainment Software — 0.0%*

Electronic Arts Inc.	549	15,926	(a	)

	Number of Shares	Fair Value

Home Furnishing Retail — 0.1%

Bed Bath & Beyond Inc.	467	$32,130	(a	)

Home Furnishings — 0.1%

Leggett & Platt Inc.	365	11,914
Mohawk Industries Inc.	150	20,397	(a	)
		32,311

Home Improvement Retail — 0.9%

Lowe’s Companies Inc.	2,247	109,878
The Home Depot Inc.	2,999	237,311
		347,189

Hotel & Resort REITs — 0.1%

Host Hotels & Resorts Inc.	1,688	34,165

Hotels, Resorts & Cruise Lines — 0.3%

Carnival Corp.	877	33,203
Marriott International Inc.	450	25,209
Starwood Hotels & Resorts Worldwide Inc.	418	33,273
Wyndham Worldwide Corp.	316	23,141
		114,826

Household Appliances — 0.1%

Whirlpool Corp.	155	23,166

Household Products — 1.9%

Colgate-Palmolive Co.	1,818	117,934
Kimberly-Clark Corp.	818	90,184
The Clorox Co.	277	24,379
The Procter & Gamble Co.	5,754	463,772
		696,269

Housewares & Specialties — 0.0%*

Newell Rubbermaid Inc.	543	16,236

Human Resource & Employment Services — 0.0%*

Robert Half International Inc.	275	11,536

Hypermarkets & Super Centers — 1.0%

Costco Wholesale Corp.	899	100,400
Wal-Mart Stores Inc.	3,443	263,149
		363,549

Independent Power Producers & Energy Traders — 0.1%

AES Corp.	1,177	16,808
NRG Energy Inc.	564	17,935
		34,743

Industrial Conglomerates — 2.2%

3M Co.	1,323	179,478

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Danaher Corp.	1,258	$94,350
General Electric Co.	21,277	550,862	(h,l	)
		824,690

Industrial Gases — 0.4%

Air Products & Chemicals Inc.	429	51,068
Airgas Inc.	139	14,805
Praxair Inc.	635	83,166
		149,039

Industrial Machinery — 0.8%

Dover Corp.	340	27,795
Flowserve Corp.	329	25,774
Illinois Tool Works Inc.	867	70,513
Ingersoll-Rand PLC	531	30,394
Pall Corp.	258	23,083
Parker Hannifin Corp.	303	36,272
Pentair Ltd.	388	30,784
Snap-on Inc.	149	16,909
Stanley Black & Decker Inc.	362	29,409
Xylem Inc.	470	17,117
		308,050

Industrial REITs — 0.1%

Prologis Inc.	976	39,850

Insurance Brokers — 0.3%

Aon PLC	603	50,821
Marsh & McLennan Companies Inc.	1,149	56,646
		107,467

Integrated Oil & Gas — 4.2%

Chevron Corp.	4,051	481,704
Exxon Mobil Corp.	9,153	894,065	(h	)
Hess Corp.	543	45,004
Occidental Petroleum Corp.	1,637	155,990
		1,576,763

Integrated Telecommunication Services — 2.3%

AT&T Inc.	10,946	383,876	(h	)
CenturyLink Inc.	1,178	38,685
Frontier Communications Corp.	2,541	14,484
Verizon Communications Inc.	8,791	418,188
Windstream Holdings Inc.	1,095	9,023
		864,256

Internet Retail — 1.3%

Amazon.com Inc.	791	266,187	(a	)
Expedia Inc.	254	18,415
Netflix Inc.	116	40,836	(a	)
priceline.com Inc.	108	128,724	(a	)
TripAdvisor Inc.	254	23,010	(a	)
		477,172

	Number of Shares	Fair Value

Internet Software & Services — 3.0%

Akamai Technologies Inc.	368	$21,421	(a	)
eBay Inc.	2,494	137,769	(a	)
Facebook Inc.	3,640	219,274	(a	)
Google Inc.	598	666,477	(a	)
VeriSign Inc.	230	12,399	(a	)
Yahoo! Inc.	1,967	70,615	(a	)
		1,127,955

Investment Banking & Brokerage — 0.8%

E*TRADE Financial Corp.	511	11,763	(a	)
Morgan Stanley	3,021	94,164
The Charles Schwab Corp.	2,411	65,893
The Goldman Sachs Group Inc.	901	147,629
		319,449

IT Consulting & Other Services — 1.6%

Accenture PLC	1,368	109,057
Cognizant Technology Solutions Corp.	1,212	61,339	(a	)
International Business Machines Corp.	2,078	399,994	(h	)
Teradata Corp.	366	18,004	(a	)
		588,394

Leisure Products — 0.1%

Hasbro Inc.	232	12,904
Mattel Inc.	645	25,871
		38,775

Life & Health Insurance — 0.9%

Aflac Inc.	1,012	63,796
Lincoln National Corp.	500	25,335
MetLife Inc.	2,408	127,142
Principal Financial Group Inc.	520	23,915
Prudential Financial Inc.	941	79,656
Torchmark Corp.	145	11,411
Unum Group	486	17,161
		348,416

Life Sciences Tools & Services — 0.4%

Agilent Technologies Inc.	685	38,305
PerkinElmer Inc.	288	12,977
Thermo Fisher Scientific Inc.	806	96,914
Waters Corp.	173	18,755	(a	)
		166,951

Managed Healthcare — 1.0%

Aetna Inc.	758	56,827
Cigna Corp.	599	50,154
Humana Inc.	357	40,241
UnitedHealth Group Inc.	2,048	167,916
WellPoint Inc.	589	58,635
		373,773

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Metal & Glass Containers — 0.1%

Ball Corp.	329	$18,032
Owens-Illinois Inc.	419	14,175	(a	)
		32,207

Motorcycle Manufacturers — 0.1%

Harley-Davidson Inc.	506	33,705

Movies & Entertainment — 1.6%

The Walt Disney Co.	3,467	277,603
Time Warner Inc.	1,876	122,559
Twenty-First Century Fox Inc.	4,157	132,899
Viacom Inc.	874	74,281
		607,342

Multi-Line Insurance — 0.6%

American International Group Inc.	3,130	156,531
Assurant Inc.	146	9,484
Genworth Financial Inc.	912	16,170	(a	)
Loews Corp.	671	29,558
The Hartford Financial Services Group Inc.	861	30,367
		242,110

Multi-Sector Holdings — 1.3%

Berkshire Hathaway Inc.	3,820	477,385	(a	)
Leucadia National Corp.	559	15,652
		493,037

Multi-Utilities — 1.1%

Ameren Corp.	509	20,971
CenterPoint Energy Inc.	787	18,644
CMS Energy Corp.	544	15,928
Consolidated Edison Inc.	618	33,156
Dominion Resources Inc.	1,219	86,537
DTE Energy Co.	346	25,704
Integrys Energy Group Inc.	199	11,870
NiSource Inc.	614	21,815
PG&E Corp.	923	39,874
Public Service Enterprise Group Inc.	1,007	38,407
SCANA Corp.	277	14,216
Sempra Energy	448	43,349
TECO Energy Inc.	549	9,415
Wisconsin Energy Corp.	497	23,135
		403,021

Office REITs — 0.1%

Boston Properties Inc.	318	36,421

Office Services & Supplies — 0.0%*

Pitney Bowes Inc.	520	13,515

Oil & Gas Drilling — 0.3%

Diamond Offshore Drilling Inc.	177	8,631

	Number of Shares	Fair Value

Ensco PLC	467	$24,648
Helmerich & Payne Inc.	218	23,448
Nabors Industries Ltd.	734	18,093
Noble Corp. PLC	448	14,667
Rowan Companies PLC	325	10,946	(a	)
Transocean Ltd.	700	28,938
		129,371

Oil & Gas Equipment & Services — 1.5%

Baker Hughes Inc.	925	60,144
Cameron International Corp.	489	30,206	(a	)
FMC Technologies Inc.	498	26,040	(a	)
Halliburton Co.	1,807	106,414
National Oilwell Varco Inc.	908	70,706
Schlumberger Ltd.	2,723	265,492
		559,002

Oil & Gas Exploration & Production — 2.4%

Anadarko Petroleum Corp.	1,076	91,202
Apache Corp.	864	71,669
Cabot Oil & Gas Corp.	868	29,408
Chesapeake Energy Corp.	949	24,313
ConocoPhillips	2,617	184,106
Denbury Resources Inc.	714	11,710
Devon Energy Corp.	751	50,264
EOG Resources Inc.	586	114,956
EQT Corp.	349	33,842
Marathon Oil Corp.	1,423	50,545
Murphy Oil Corp.	395	24,830
Newfield Exploration Co.	338	10,600	(a	)
Noble Energy Inc.	780	55,411
Pioneer Natural Resources Co.	311	58,200
QEP Resources Inc.	451	13,277
Range Resources Corp.	348	28,874
Southwestern Energy Co.	697	32,069	(a	)
		885,276

Oil & Gas Refining & Marketing — 0.6%

Marathon Petroleum Corp.	657	57,185
Phillips 66	1,252	96,479
Tesoro Corp.	267	13,508
Valero Energy Corp.	1,060	56,286
		223,458

Oil & Gas Storage & Transportation — 0.5%

Kinder Morgan Inc.	1,360	44,186
ONEOK Inc.	387	22,930
Spectra Energy Corp.	1,410	52,086
The Williams Companies Inc.	1,342	54,458
		173,660

Packaged Foods & Meats — 1.4%

Campbell Soup Co.	366	16,426
ConAgra Foods Inc.	758	23,521
General Mills Inc.	1,336	69,231
Hormel Foods Corp.	354	17,442
Kellogg Co.	496	31,104

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Keurig Green Mountain Inc.	300	$31,677
Kraft Foods Group Inc.	1,292	72,481
McCormick & Company Inc.	285	20,446
Mead Johnson Nutrition Co.	457	37,995
Mondelez International Inc.	3,595	124,207
The Hershey Co.	299	31,216
The JM Smucker Co.	242	23,532
Tyson Foods Inc.	506	22,269
		521,547

Paper Packaging — 0.1%

Avery Dennison Corp.	270	13,681
Bemis Company Inc.	269	10,556
MeadWestvaco Corp.	317	11,932
Sealed Air Corp.	398	13,082
		49,251

Paper Products — 0.1%

International Paper Co.	926	42,485

Personal Products — 0.1%

Avon Products Inc.	860	12,590
The Estee Lauder Companies Inc.	559	37,386
		49,976

Pharmaceuticals — 5.8%

AbbVie Inc.	3,340	171,676
Actavis PLC	375	77,194	(a	)
Allergan Inc.	638	79,176
Bristol-Myers Squibb Co.	3,508	182,241
Eli Lilly & Co.	2,071	121,899	(h	)
Forest Laboratories Inc.	525	48,442	(a	)
Hospira Inc.	337	14,575	(a	)
Johnson & Johnson	5,998	589,183	(h	)
Merck & Company Inc.	6,247	354,642
Mylan Inc.	821	40,089	(a	)
Perrigo Co. PLC	262	40,521
Pfizer Inc.	13,547	435,130	(h	)
Zoetis Inc.	1,001	28,969
		2,183,737

Property & Casualty Insurance — 0.8%

ACE Ltd.	716	70,927
Cincinnati Financial Corp.	316	15,377
The Allstate Corp.	969	54,826
The Chubb Corp.	498	44,471
The Progressive Corp.	1,004	24,317
The Travelers Companies Inc.	781	66,463
XL Group PLC	523	16,344
		292,725

Publishing — 0.1%

Gannett Company Inc.	414	11,427
News Corp.	887	15,274	(a	)
		26,701

	Number of Shares	Fair Value

Railroads — 0.9%

CSX Corp.	2,205	$63,879
Kansas City Southern	221	22,555
Norfolk Southern Corp.	673	65,395
Union Pacific Corp.	971	182,218
		334,047

Real Estate Services — 0.0%*

CBRE Group Inc.	551	15,114	(a	)

Regional Banks — 1.0%

BB&T Corp.	1,403	56,359
Fifth Third Bancorp	1,673	38,395
Huntington Bancshares Inc.	1,508	15,035
KeyCorp	1,727	24,592
M&T Bank Corp.	255	30,931
PNC Financial Services Group Inc.	1,149	99,963
Regions Financial Corp.	3,160	35,108
SunTrust Banks Inc.	1,071	42,615
Zions Bancorporation	469	14,530
		357,528

Research & Consulting Services — 0.2%

Equifax Inc.	297	20,205
Nielsen Holdings N.V.	658	29,367
The Dun & Bradstreet Corp.	87	8,643
		58,215

Residential REITs — 0.2%

Apartment Investment & Management Co.	423	12,783
AvalonBay Communities Inc.	257	33,749
Equity Residential	693	40,187
		86,719

Restaurants — 1.2%

Chipotle Mexican Grill Inc.	61	34,651	(a	)
Darden Restaurants Inc.	248	12,589
McDonald’s Corp.	2,111	206,941
Starbucks Corp.	1,622	119,022
Yum! Brands Inc.	950	71,621
		444,824

Retail REITs — 0.5%

General Growth Properties Inc.	1,100	24,200
Kimco Realty Corp.	730	15,972
Simon Property Group Inc.	675	110,700
The Macerich Co.	300	18,699
		169,571

Security & Alarm Services — 0.1%

The ADT Corp.	390	11,681
Tyco International Ltd.	983	41,679
		53,360

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Semiconductor Equipment — 0.3%

Applied Materials Inc.	2,465	$50,335
KLA-Tencor Corp.	385	26,619
Lam Research Corp.	366	20,130	(a	)
		97,084

Semiconductors — 1.7%

Altera Corp.	641	23,230
Analog Devices Inc.	672	35,710
Broadcom Corp.	1,080	33,998
First Solar Inc.	139	9,701	(a	)
Intel Corp.	10,368	267,598	(h	)
Linear Technology Corp.	492	23,955
LSI Corp.	1,546	17,114
Microchip Technology Inc.	372	17,767
Micron Technology Inc.	2,177	51,508	(a	)
NVIDIA Corp.	1,076	19,271
Texas Instruments Inc.	2,330	109,860
Xilinx Inc.	557	30,228
		639,940

Soft Drinks — 1.7%

Coca-Cola Enterprises Inc.	530	25,313
Dr Pepper Snapple Group Inc.	365	19,878
Monster Beverage Corp.	300	20,835	(a	)
PepsiCo Inc.	3,239	270,456
The Coca-Cola Co.	8,055	311,406	(h	)
		647,888

Specialized Consumer Services — 0.0% *

H&R Block Inc.	479	14,461

Specialized Finance — 0.5%

CME Group Inc.	659	48,773
IntercontinentalExchange Group Inc.	241	47,677
McGraw Hill Financial Inc.	599	45,704
Moody’s Corp.	406	32,204
The NASDAQ OMX Group Inc.	291	10,749
		185,107

Specialized REITs — 0.6%

American Tower Corp.	857	70,163
Crown Castle International Corp.	681	50,244
Plum Creek Timber Company Inc.	313	13,159
Public Storage	284	47,851
Weyerhaeuser Co.	1,107	32,490
		213,907

Specialty Chemicals — 0.5%

Ecolab Inc.	598	64,578
International Flavors & Fragrances Inc.	172	16,455

	Number of Shares	Fair Value

PPG Industries Inc.	279	$53,975
Sigma-Aldrich Corp.	250	23,345
The Sherwin-Williams Co.	175	34,498
		192,851

Specialty Stores — 0.2%

PetSmart Inc.	200	13,778
Staples Inc.	1,228	13,925
Tiffany & Co.	264	22,744
Tractor Supply Co.	300	21,189
		71,636

Steel — 0.2%

Allegheny Technologies Inc.	271	10,211
Cliffs Natural Resources Inc.	369	7,550
Nucor Corp.	604	30,526
United States Steel Corp.	367	10,133
		58,420

Systems Software — 2.7%

CA Inc.	569	17,622
Microsoft Corp.	16,011	656,291	(h	)
Oracle Corp.	7,310	299,052
Red Hat Inc.	348	18,437	(a	)
Symantec Corp.	1,329	26,540
		1,017,942

Technology Hardware, Storage & Peripherals — 3.7%

Apple Inc.	1,889	1,013,902
EMC Corp.	4,172	114,355
Hewlett-Packard Co.	3,929	127,142
NetApp Inc.	739	27,269
SanDisk Corp.	466	37,835
Seagate Technology PLC	700	39,312
Western Digital Corp.	464	42,604
		1,402,419

Thrifts & Mortgage Finance — 0.1%

Hudson City Bancorp Inc.	1,345	13,221
People’s United Financial Inc.	561	8,342
		21,563

Tires & Rubber — 0.0% *

The Goodyear Tire & Rubber Co.	623	16,279

Tobacco — 1.4%

Altria Group Inc.	4,260	159,452	(h	)
Lorillard Inc.	795	42,993
Philip Morris International Inc.	3,340	273,446
Reynolds American Inc.	654	34,937
		510,828

Trading Companies & Distributors — 0.2%

Fastenal Co.	525	25,893
WW Grainger Inc.	123	31,077
		56,970

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Trucking — 0.0%*

Ryder System Inc.	131	$10,470

Total Common Stock (Cost $25,403,950)		35,195,296

Short-Term Investments — 7.2%
GE Institutional Money Market Fund - Investment Class 0.00% (Cost $2,719,035)		2,719,035	(d,k	)

Total Investments (Cost $28,122,985)		37,914,331

Liabilities in Excess of Other Assets, net — (1.0)%		(380,446)

NET ASSETS — 100.0%		$37,533,885

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2014	25	$2,330,750	$39,348

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Large-Cap Core Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2013 - March 31, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,127.50	2.28
Service Class	1,000.00	1,125.40	3.60
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,022.79	2.17
Service Class	1,000.00	1,021.54	3.43

*	Expenses are equal to the Fund’s annualized expense ratio of 0.43% for Investment Class shares and 0.68% for Service Class shares (for the period October 1, 2013 - March 31, 2014), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Large-Cap Core Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities of large-capitalization U.S. companies, such as common and preferred stocks. The Fund invests in U.S. large-cap companies (meaning companies with a market capitalization of $8 billion or more) that the portfolio managers believe are undervalued by the market but have solid growth prospects.

Sector Allocation

as a % of Fair Value of $100,410 (in thousands) on March 31, 2014 (a)(b)

Top Ten Largest Holdings

as of March 31, 2014 (as a % of Fair Value) (a)(b)

Pfizer Inc.	2.79%
Johnson & Johnson	2.73%
Verizon Communications Inc.	2.65%
Wells Fargo & Co.	2.54%
QUALCOMM Inc.	2.53%
Schlumberger Ltd.	2.35%
JPMorgan Chase & Co.	2.25%
PepsiCo Inc.	2.18%
Cisco Systems Inc.	2.15%
Amgen Inc.	2.14%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

U.S. Large-Cap Core Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

U.S. Large-Cap Core Equity Fund

	Number of Shares	Fair Value

Common Stock — 96.8%†

Aerospace & Defense — 3.6%

General Dynamics Corp.	3,490	$380,131
Honeywell International Inc.	21,054	1,952,969
The Boeing Co.	9,888	1,240,845
		3,573,945

Agricultural Products — 1.7%

Archer-Daniels-Midland Co.	38,387	1,665,612

Airlines — 0.8%

Delta Air Lines Inc.	23,265	806,132

Asset Management & Custody Banks — 3.3%

Ameriprise Financial Inc.	15,471	1,702,893
Invesco Ltd.	43,505	1,609,685
		3,312,578

Auto Parts & Equipment — 1.3%

TRW Automotive Holdings Corp.	15,704	1,281,760	(a	)

Automobile Manufacturers — 1.5%

Ford Motor Co.	95,386	1,488,022

Automotive Retail — 1.2%

AutoZone Inc.	2,324	1,248,220	(a	)

Biotechnology — 2.1%

Amgen Inc.	17,449	2,152,160

Broadcasting — 0.7%

CBS Corp.	11,632	718,858

Cable & Satellite — 1.2%

Comcast Corp., Class A	24,428	1,221,889

Commodity Chemicals — 1.6%

LyondellBasell Industries N.V.	17,913	1,593,182

Communications Equipment — 4.7%

Cisco Systems Inc.	96,550	2,163,685	(h	)
QUALCOMM Inc.	32,222	2,541,027
		4,704,712

Consumer Finance — 1.4%

American Express Co.	15,122	1,361,434

	Number of Shares	Fair Value

Department Stores — 1.1%

Macy’s Inc.	18,030	$1,068,999

Diversified Banks — 7.0%

Bank of America Corp.	46,531	800,333
Citigroup Inc.	30,826	1,467,318
JPMorgan Chase & Co.	37,225	2,259,930
Wells Fargo & Co.	51,183	2,545,842
		7,073,423

Drug Retail — 2.1%

CVS Caremark Corp.	28,732	2,150,878

Electric Utilities — 1.0%

NextEra Energy Inc.	10,469	1,001,046

Electrical Components & Equipment — 1.7%

Eaton Corp. PLC	22,684	1,704,022

General Merchandise Stores — 1.2%

Dollar General Corp.	22,101	1,226,163	(a	)

Healthcare Distributors — 0.9%

Cardinal Health Inc.	12,795	895,394

Healthcare Equipment — 1.1%

Boston Scientific Corp.	24,373	329,523	(a	)
Covidien PLC	3,490	257,073
Stryker Corp.	6,979	568,579
		1,155,175

Healthcare Services — 0.8%

Express Scripts Holding Co.	10,702	803,613	(a	)

Home Improvement Retail — 1.1%

Lowe’s Companies Inc.	23,265	1,137,658

Household Products — 0.6%

Energizer Holdings Inc.	5,816	585,904

Independent Power Producers & Energy Traders — 1.9%

AES Corp.	53,509	764,109
Calpine Corp.	18,611	389,156	(a	)
NRG Energy Inc.	23,264	739,795
		1,893,060

Integrated Oil & Gas — 4.9%

Chevron Corp.	4,653	553,288
Exxon Mobil Corp.	10,470	1,022,710	(h	)
Hess Corp.	16,867	1,397,937
Occidental Petroleum Corp.	20,357	1,939,818
		4,913,753

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Large-Cap Core Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Integrated Telecommunication Services — 2.6%

Verizon Communications Inc.	55,836	$2,656,119

Internet Software & Services — 1.9%

Google Inc.	1,675	1,866,804	(a	)

Life & Health Insurance — 0.6%

Prudential Financial Inc.	6,979	590,772

Life Sciences Tools & Services — 0.6%

PerkinElmer Inc.	13,377	602,768

Managed Healthcare — 0.5%

UnitedHealth Group Inc.	5,815	476,772

Movies & Entertainment — 1.9%

Time Warner Inc.	28,500	1,861,905

Multi-Line Insurance — 3.9%

American International Group Inc.	38,155	1,908,132
Genworth Financial Inc.	40,714	721,859	(a	)
The Hartford Financial Services Group Inc.	36,062	1,271,907
		3,901,898

Oil & Gas Equipment & Services — 5.4%

Cameron International Corp.	19,194	1,185,614	(a	)
Halliburton Co.	32,571	1,918,106
Schlumberger Ltd.	24,196	2,359,110
		5,462,830

Oil & Gas Exploration & Production — 2.3%

Anadarko Petroleum Corp.	8,724	739,446
Marathon Oil Corp.	43,040	1,528,781
		2,268,227

Packaged Foods & Meats — 1.1%

Mondelez International Inc.	33,153	1,145,436

Pharmaceuticals — 8.8%

Actavis PLC	2,908	598,612	(a	)
GlaxoSmithKline PLC ADR	14,541	776,926
Johnson & Johnson	27,918	2,742,385
Merck & Company Inc.	34,896	1,981,046
Pfizer Inc.	87,244	2,802,277
		8,901,246

Property & Casualty Insurance — 0.4%

ACE Ltd.	4,304	426,354

	Number of Shares	Fair Value

Railroads — 1.0%

CSX Corp.	35,479	$1,027,827

Regional Banks — 1.5%

Regions Financial Corp.	139,590	1,550,845

Research & Consulting Services — 0.6%

Nielsen Holdings N.V.	13,959	622,990

Semiconductor Equipment — 0.9%

Applied Materials Inc.	46,531	950,163

Semiconductors — 0.8%

Analog Devices Inc.	14,424	766,491

Soft Drinks — 3.3%

Coca-Cola Enterprises Inc.	23,846	1,138,885
PepsiCo Inc.	26,173	2,185,445
		3,324,330

Specialized REITs — 1.7%

American Tower Corp.	20,938	1,714,194

Specialty Chemicals — 0.8%

PPG Industries Inc.	2,094	405,105
Rockwood Holdings Inc.	5,815	432,636
		837,741

Systems Software — 2.6%

Microsoft Corp.	13,610	557,874	(h	)
Oracle Corp.	49,206	2,013,017	(h	)
		2,570,891

Technology Hardware, Storage & Peripherals — 3.1%

Apple Inc.	3,955	2,122,807	(h	)
EMC Corp.	36,061	988,432
		3,111,239

Total Common Stock (Cost $76,404,629)		97,375,434

Exchange Traded Funds — 1.6%
Financial Select Sector SPDR Fund	14,650	327,281	(n	)
Industrial Select Sector SPDR Fund	24,440	1,278,945	(h,n	)

Total Exchange Traded Funds (Cost $1,070,407)		1,606,226

Total Investments in Securities (Cost $77,475,036)		98,981,660

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Large-Cap Core Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Fair Value

Short-Term Investments — 1.4%
GE Institutional Money Market Fund - Investment Class 0.00% (Cost $1,428,242)	$1,428,242	(d,k	)

Total Investments (Cost $78,903,278)	100,409,902

Other Assets and Liabilities, net — 0.2%	201,642

NET ASSETS — 100.0%	$100,611,544

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2014	10	$932,300	$5,782

See Notes to Schedules of Investments and Notes to Financial Statements.

Premier Growth Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2013 - March 31, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,101.10	1.94
Service Class	1,000.00	1,099.60	3.25
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.09	1.87
Service Class	1,000.00	1,021.84	3.13

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% for Investment Class shares and 0.62% for Service Class shares (for the period October 1, 2013 - March 31, 2014), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Premier Growth Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large and medium-sized companies (meaning companies with a market capitalization of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

Sector Allocation

as a % of Fair Value of $409,562 (in thousands) on March 31, 2014 (a)(b)

Top Ten Largest Holdings

as of March 31, 2014 (as a % of Fair Value) (a)(b)

Express Scripts Holding Co.	4.61%
QUALCOMM Inc.	4.47%
Schlumberger Ltd.	4.14%
Gilead Sciences Inc.	3.95%
Covidien PLC	3.83%
Monsanto Co.	3.76%
Lowe’s Companies Inc.	3.74%
CME Group Inc.	3.66%
EMC Corp.	3.50%
Apple Inc.	3.38%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Premier Growth Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

Premier Growth Equity Fund

	Number of Shares	Fair Value

Common Stock — 96.9%†

Air Freight & Logistics — 2.3%

United Parcel Service Inc.	98,021	$9,545,285

Application Software — 2.5%

Intuit Inc.	134,133	10,426,158

Asset Management & Custody Banks — 3.4%

State Street Corp.	197,331	13,724,371	(e	)

Biotechnology — 7.8%

Alexion Pharmaceuticals Inc.	36,113	5,493,871	(a	)
Amgen Inc.	83,833	10,339,962
Gilead Sciences Inc.	228,284	16,176,204	(a	)
		32,010,037

Broadcasting — 1.9%

Discovery Communications Inc.	99,310	7,652,829	(a	)

Cable & Satellite — 5.9%

Comcast Corp., Special Class A	216,677	10,565,171
Liberty Global PLC	335,333	13,651,406	(a	)
		24,216,577

Casinos & Gaming — 2.3%

Las Vegas Sands Corp.	116,077	9,376,700

Communications Equipment — 4.5%

QUALCOMM Inc.	232,154	18,307,664

Data Processing & Outsourced Services — 3.1%

Visa Inc.	58,038	12,528,083

Fertilizers & Agricultural Chemicals — 3.8%

Monsanto Co.	135,423	15,407,075

Healthcare Equipment — 5.5%

Abbott Laboratories	180,562	6,953,443
Covidien PLC	212,808	15,675,437
		22,628,880

Healthcare Services — 4.6%

Express Scripts Holding Co.	251,501	18,885,210	(a	)

Healthcare Supplies — 1.7%

DENTSPLY International Inc.	148,321	6,828,699

	Number of Shares	Fair Value

Home Improvement Retail — 3.7%

Lowe’s Companies Inc.	313,408	$15,325,651

Industrial Machinery — 2.3%

Dover Corp.	116,076	9,489,213

Internet Retail — 1.6%

Amazon.com Inc.	19,346	6,510,316	(a	)

Internet Software & Services — 9.3%

Baidu Inc. ADR	86,413	13,167,613	(a	)
eBay Inc.	216,677	11,969,237	(a	)
Google Inc.	11,608	12,937,232	(a	)
		38,074,082

Investment Banking & Brokerage — 2.4%

The Charles Schwab Corp.	193,462	5,287,317
The Goldman Sachs Group Inc.	27,086	4,438,041
		9,725,358

Movies & Entertainment — 2.0%

The Walt Disney Co.	103,179	8,261,543

Oil & Gas Equipment & Services — 4.2%

Schlumberger Ltd.	174,115	16,976,212

Oil & Gas Exploration & Production — 1.1%

Anadarko Petroleum Corp.	55,459	4,700,705

Soft Drinks — 3.2%

PepsiCo Inc.	157,349	13,138,641

Specialized Finance — 5.4%

CME Group Inc.	202,490	14,986,285
McGraw Hill Financial Inc.	92,862	7,085,370
		22,071,655

Specialized REITs — 2.8%

American Tower Corp.	141,871	11,614,979

Specialty Stores — 2.7%

Dick’s Sporting Goods Inc.	199,910	10,917,085

Technology Hardware, Storage & Peripherals — 6.9%

Apple Inc.	25,795	13,845,208	(h	)
EMC Corp.	522,345	14,317,477
		28,162,685

Total Common Stock (Cost $268,969,290)		396,505,693

See Notes to Schedules of Investments and Notes to Financial Statements.

Premier Growth Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Fair Value

Short-Term Investments — 3.2%
GE Institutional Money Market Fund - Investment Class 0.00% (Cost $13,055,809)	$13,055,809	(d,k	)

Total Investments (Cost $282,025,099)	409,561,502

Liabilities in Excess of Other Assets, net — (0.1)%	(486,847)

NET ASSETS — 100.0%	$409,074,655

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2014	40	$3,729,200	$9,265

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

October 1, 2013 - March 31, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,088.90	4.58
Service Class	1,000.00	1,087.40	5.88
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,020.54	4.43
Service Class	1,000.00	1,019.30	5.69

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% for Investment Class shares and 1.13% for Service Class shares (for the period October 1, 2013 - March 31, 2014), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Small-Cap Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks. The Fund uses a multi- sub-adviser investment strategy that combines growth, value and core investment management styles, which allows the Fund the potential to benefit from both value and growth cycles in the marketplace.

Sector Allocation

as a % of Fair Value of $1,337,115 (in thousands) on March 31, 2014 (a)(b)

Top Ten Largest Holdings

as of March 31, 2014 (as a % of Fair Value) (a)(b)

Sensient Technologies Corp.	1.39%
John Wiley & Sons Inc.	0.95%
Darling International Inc.	0.93%
Prosperity Bancshares Inc.	0.93%
CARBO Ceramics Inc.	0.90%
Iconix Brand Group Inc.	0.88%
Diebold Inc.	0.87%
Chicago Bridge & Iron Company N.V.	0.85%
UMB Financial Corp.	0.84%
AGCO Corp.	0.83%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

Small-Cap Equity Fund

	Number of Shares	Fair Value

Common Stock — 93.8%†

Aerospace & Defense — 1.3%

Esterline Technologies Corp.	77,553	$8,262,496	(a)
Moog Inc.	13,596	890,674	(a)
Teledyne Technologies Inc.	78,111	7,602,544	(a)
Triumph Group Inc.	4,331	279,696
		17,035,410

Agricultural & Farm Machinery — 0.9%

AGCO Corp.	202,225	11,154,731
Lindsay Corp.	7,503	661,615
		11,816,346

Agricultural Products — 1.0%

Darling International Inc.	621,412	12,440,668	(a)
Fresh Del Monte Produce Inc.	36,735	1,012,784
		13,453,452

Air Freight & Logistics — 0.3%

Hub Group Inc.	99,000	3,959,010	(a)

Airlines — 0.1%

Republic Airways Holdings Inc.	40,500	370,170	(a)
Spirit Airlines Inc.	16,100	956,340	(a)
		1,326,510

Apparel Retail — 0.9%

American Eagle Outfitters Inc.	99,050	1,212,372
Express Inc.	55,910	887,851	(a)
Genesco Inc.	49,535	3,693,825	(a)
The Buckle Inc.	135,902	6,224,311
		12,018,359

Apparel, Accessories & Luxury Goods — 1.4%

Columbia Sportswear Co.	82,660	6,831,849
Iconix Brand Group Inc.	301,130	11,825,375	(a)
		18,657,224

Application Software — 5.4%

ACI Worldwide Inc.	71,237	4,216,518	(a)
Advent Software Inc.	17,700	519,672
Blackbaud Inc.	323,859	10,136,787
Bottomline Technologies Inc.	198,000	6,959,700	(a)
Comverse Inc.	17,100	591,318	(a)
Jive Software Inc.	269,622	2,159,672	(a)
Netscout Systems Inc.	15,200	571,216	(a)
NICE Systems Ltd. ADR	98,000	4,376,680
Pegasystems Inc.	14,600	515,672
PROS Holdings Inc.	124,000	3,907,240	(a)
PTC Inc.	251,896	8,924,675	(a)
Qlik Technologies Inc.	235,000	6,248,650	(a)

	Number of Shares	Fair Value

RealPage Inc.	475,798	$8,640,492	(a)
Solera Holdings Inc.	89,517	5,670,007
SS&C Technologies Holdings Inc.	191,058	7,646,141	(a)
TiVo Inc.	54,500	721,035	(a)
Verint Systems Inc.	14,700	689,871	(a)
		72,495,346

Asset Management & Custody Banks — 0.1%

Artisan Partners Asset Management Inc.	9,117	585,767
Virtus Investment Partners Inc.	2,700	467,559	(a)
		1,053,326

Auto Parts & Equipment — 0.4%

American Axle & Manufacturing Holdings Inc.	32,896	609,234	(a)
Dana Holding Corp.	65,262	1,518,647
Drew Industries Inc.	14,400	780,480
Stoneridge Inc.	43,789	491,750	(a)
Tenneco Inc.	13,350	775,234	(a)
Tower International Inc.	23,680	644,570	(a)
		4,819,915

Automobile Manufacturers — 0.7%

Thor Industries Inc.	120,895	7,381,849
Winnebago Industries Inc.	52,184	1,429,320	(a)
		8,811,169

Automotive Retail — 0.7%

CST Brands Inc.	247,500	7,731,900
Group 1 Automotive Inc.	15,900	1,043,994
Monro Muffler Brake Inc.	17,061	970,430
		9,746,324

Biotechnology — 1.5%

Acorda Therapeutics Inc.	17,500	663,425	(a)
Cepheid Inc.	136,000	7,014,880	(a)
Cubist Pharmaceuticals Inc.	77,599	5,676,367	(a)
Emergent Biosolutions Inc.	29,300	740,411	(a)
Genomic Health Inc.	135,000	3,555,900	(a)
Isis Pharmaceuticals Inc.	20,600	890,126	(a)
Ligand Pharmaceuticals Inc.	14,600	981,996	(a)
PDL BioPharma Inc.	44,836	372,587
Pharmacyclics Inc.	4,400	440,968	(a)
		20,336,660

Building Products — 0.6%

AO Smith Corp.	14,800	681,096
Apogee Enterprises Inc.	21,930	728,734
Builders FirstSource Inc.	83,680	762,325	(a)
Patrick Industries Inc.	34,700	1,538,251	(a)
PGT Inc.	137,600	1,583,776	(a)
Simpson Manufacturing Company Inc.	20,634	728,999
Universal Forest Products Inc.	38,400	2,125,056
		8,148,237

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Cable & Satellite — 0.1%

Starz	21,900	$706,932	(a)

Casinos & Gaming — 0.1%

Pinnacle Entertainment Inc.	33,586	795,988	(a)

Catalog Retail — 0.1%

HSN Inc.	12,900	770,517

Commodity Chemicals — 0.5%

Axiall Corp.	8,935	401,360
Koppers Holdings Inc.	164,800	6,794,704
		7,196,064

Communications Equipment — 1.0%

ADTRAN Inc.	150,541	3,674,706
ARRIS Group Inc.	73,666	2,075,908	(a)
Aruba Networks Inc.	26,900	504,375	(a)
Bel Fuse Inc.	24,731	541,609
Finisar Corp.	43,311	1,148,175	(a)
Ixia	41,800	522,500	(a)
NETGEAR Inc.	40,109	1,352,877	(a)
Plantronics Inc.	40,899	1,817,960
Riverbed Technology Inc.	69,567	1,371,165	(a)
		13,009,275

Construction & Engineering — 2.3%

AECOM Technology Corp.	18,179	584,818	(a)
Chicago Bridge & Iron Company N.V.	130,950	11,412,292
Comfort Systems USA Inc.	34,930	532,333
Granite Construction Inc.	21,452	856,578
Primoris Services Corp.	25,924	777,202
Quanta Services Inc.	148,351	5,474,152	(a)
URS Corp.	233,725	10,999,099
		30,636,474

Construction Machinery & Heavy Trucks — 1.2%

Astec Industries Inc.	44,036	1,933,621
Federal Signal Corp.	41,115	612,613	(a)
FreightCar America Inc.	20,373	473,469
The Greenbrier Companies Inc.	48,533	2,213,105	(a)
Trinity Industries Inc.	144,920	10,444,384
		15,677,192

Consumer Electronics — 0.0%*

ZAGG Inc.	62,000	286,440	(a)

Data Processing & Outsourced Services — 1.8%

Broadridge Financial Solutions Inc.	243,257	9,034,565
Cardtronics Inc.	149,000	5,788,650	(a)
Global Cash Access Holdings Inc.	499,593	3,427,208	(a)
WEX Inc.	59,100	5,617,455	(a)
		23,867,878

	Number of Shares	Fair Value

Distributors — 0.7%

LKQ Corp.	341,141	$8,989,065	(a)

Diversified Capital Markets — 0.1%

HFF Inc. REIT	27,824	935,165

Diversified Metals & Mining — 0.3%

Compass Minerals International Inc.	44,294	3,655,141
Globe Specialty Metals Inc.	28,700	597,534
		4,252,675

Diversified REITs — 0.2%

American Realty Capital Properties Inc.	40,300	565,006
Cousins Properties Inc.	116,977	1,341,726
PS Business Parks Inc.	6,500	543,530
Spirit Realty Capital Inc.	52,596	577,504
		3,027,766

Diversified Support Services — 1.1%

Healthcare Services Group Inc.	199,932	5,810,024
Ritchie Bros Auctioneers Inc.	317,800	7,668,514
UniFirst Corp.	13,370	1,469,898
		14,948,436

Education Services — 0.4%

Apollo Education Group Inc.	26,500	907,360	(a)
DeVry Education Group Inc.	26,966	1,143,089
K12 Inc.	137,643	3,117,614	(a)
		5,168,063

Electric Utilities — 0.7%

ALLETE Inc.	22,685	1,189,148
IDACORP Inc.	140,512	7,794,200
		8,983,348

Electrical Components & Equipment — 0.9%

Acuity Brands Inc.	5,530	733,112
Brady Corp.	173,500	4,710,525
Encore Wire Corp.	20,495	994,213
EnerSys Inc.	32,822	2,274,236
Generac Holdings Inc.	11,341	668,779
Polypore International Inc.	63,767	2,181,469	(a)
Regal-Beloit Corp.	10,373	754,221
		12,316,555

Electronic Components — 0.4%

II-VI Inc.	65,089	1,004,323	(a)
Littelfuse Inc.	33,666	3,152,484
Rogers Corp.	11,401	711,651	(a)
Universal Display Corp.	17,600	561,616	(a)
		5,430,074

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Electronic Equipment & Instruments — 0.6%

Rofin-Sinar Technologies Inc.	12,680	$303,813	(a)
Zebra Technologies Corp.	119,010	8,260,484	(a)
		8,564,297

Electronic Manufacturing Services — 0.9%

Celestica Inc.	32,609	357,069	(a)
Measurement Specialties Inc.	112,398	7,626,204	(a)
Methode Electronics Inc.	60,119	1,843,248
Multi-Fineline Electronix Inc.	32,055	410,304	(a)
Plexus Corp.	40,325	1,615,823	(a)
		11,852,648

Environmental & Facilities Services — 0.9%

Clean Harbors Inc.	190,935	10,461,329	(a)
Tetra Tech Inc.	34,645	1,025,145	(a)
		11,486,474

Fertilizers & Agricultural Chemicals — 0.7%

American Vanguard Corp.	73,500	1,591,275
Intrepid Potash Inc.	532,885	8,238,402	(a)
		9,829,677

Food Distributors — 0.4%

Spartan Stores Inc.	201,700	4,681,457
United Natural Foods Inc.	8,600	609,912	(a)
		5,291,369

Food Retail — 1.1%

Casey’s General Stores Inc.	120,132	8,119,722
SUPERVALU Inc.	69,845	477,740	(a)
The Fresh Market Inc.	198,000	6,652,800	(a)
		15,250,262

Footwear — 0.5%

Deckers Outdoor Corp.	50,200	4,002,446	(a)
Wolverine World Wide Inc.	111,000	3,169,050
		7,171,496

Forest Products — 0.0%*

Boise Cascade Co.	21,952	628,705	(a)

Gas Utilities — 0.1%

South Jersey Industries Inc.	20,344	1,141,095

Health Care REITs — 0.8%

Aviv REIT Inc.	42,929	1,049,614
Omega Healthcare Investors Inc.	163,549	5,482,162
Sabra Healthcare REIT Inc.	144,257	4,023,328
		10,555,104

Healthcare Distributors — 0.6%

Owens & Minor Inc.	244,295	8,557,654

	Number of Shares	Fair Value

Healthcare Equipment — 4.5%

Analogic Corp.	6,800	$558,348
Cantel Medical Corp.	51,858	1,748,652
DexCom Inc.	16,900	698,984	(a)
Exactech Inc.	14,553	328,316	(a)
Globus Medical Inc.	208,449	5,542,659	(a)
Hill-Rom Holdings Inc.	258,092	9,946,866
Integra LifeSciences Holdings Corp.	149,500	6,875,505	(a)
Invacare Corp.	24,390	465,117
Masimo Corp.	288,975	7,891,907	(a)
Natus Medical Inc.	51,241	1,322,018	(a)
NuVasive Inc.	219,600	8,434,836	(a)
Orthofix International N.V.	13,117	395,477	(a)
STERIS Corp.	125,000	5,968,750
Teleflex Inc.	15,000	1,608,600
Thoratec Corp.	88,946	3,185,156	(a)
Volcano Corp.	247,500	4,878,225	(a)
		59,849,416

Healthcare Facilities — 0.5%

Hanger Inc.	77,800	2,620,304	(a)
VCA Antech Inc.	111,500	3,593,645	(a)
		6,213,949

Healthcare Services — 1.7%

Air Methods Corp.	74,146	3,961,621	(a)
Bio-Reference Labs Inc.	187,839	5,199,383	(a)
IPC The Hospitalist Company Inc.	52,200	2,561,976	(a)
MEDNAX Inc.	154,272	9,561,779	(a)
Team Health Holdings Inc.	15,800	707,050	(a)
The Providence Service Corp.	33,300	941,724	(a)
		22,933,533

Healthcare Supplies — 1.2%

Align Technology Inc.	11,900	616,301	(a)
Endologix Inc.	245,592	3,160,769	(a)
Haemonetics Corp.	124,000	4,041,160	(a)
ICU Medical Inc.	74,000	4,431,120	(a)
West Pharmaceutical Services Inc.	91,300	4,021,765
		16,271,115

Healthcare Technology — 0.6%

HMS Holdings Corp.	218,992	4,171,798	(a)
Omnicell Inc.	117,000	3,348,540	(a)
		7,520,338

Home Building — 0.1%

Meritage Homes Corp.	31,114	1,303,054	(a)

Home Entertainment Software — 0.1%

Take-Two Interactive Software Inc.	37,800	828,954	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Home Furnishing Retail — 0.0%*

Haverty Furniture Companies Inc.	8,982	$266,765
Select Comfort Corp.	18,932	342,291	(a)
		609,056

Home Furnishings — 0.2%

Ethan Allen Interiors Inc.	54,012	1,374,605
Hooker Furniture Corp.	21,078	330,082
La-Z-Boy Inc.	31,754	860,533
		2,565,220

Hotel & Resort REITs — 0.2%

Hersha Hospitality Trust	221,038	1,288,651
Strategic Hotels & Resorts Inc.	59,332	604,593	(a)
Summit Hotel Properties Inc.	119,999	1,113,591
		3,006,835

Hotels, Resorts & Cruise Lines — 0.0%*

Interval Leisure Group Inc.	14,270	373,018

Household Appliances — 0.1%

Helen of Troy Ltd.	11,612	803,899	(a)

Housewares & Specialties — 0.7%

Jarden Corp.	169,285	10,128,322	(a)

Industrial Conglomerates — 0.4%

Raven Industries Inc.	173,500	5,682,125

Industrial Machinery — 6.6%

Actuant Corp.	275,682	9,414,540
Altra Industrial Motion Corp.	46,655	1,665,584
CIRCOR International Inc.	9,027	661,950
CLARCOR Inc.	176,661	10,131,508
Columbus McKinnon Corp.	23,290	623,939	(a)
EnPro Industries Inc.	99,000	7,194,330	(a)
ESCO Technologies Inc.	79,074	2,782,614
IDEX Corp.	110,200	8,032,478
LB Foster Co.	22,399	1,049,393
Luxfer Holdings PLC ADR	112,500	2,202,750
Mueller Industries Inc.	156,942	4,706,691
Mueller Water Products Inc.	67,109	637,536
Nordson Corp.	50,750	3,577,367
RBC Bearings Inc.	50,500	3,216,850	(a)
Standex International Corp.	57,000	3,054,060
The Middleby Corp.	3,300	871,893	(a)
The Timken Co.	157,455	9,255,205
TriMas Corp.	263,690	8,754,508	(a)
Woodward Inc.	259,719	10,786,130
		88,619,326

Industrial REITs — 0.2%

Rexford Industrial Realty Inc.	57,878	820,710
STAG Industrial Inc.	59,597	1,436,288
		2,256,998

	Number of Shares	Fair Value

Internet Retail — 0.1%

Orbitz Worldwide Inc.	76,901	$602,904	(a)
RetailMeNot Inc.	18,700	598,400	(a)
		1,201,304

Internet Software & Services — 1.2%

comScore Inc.	32,900	1,078,791	(a)
Constant Contact Inc.	25,100	613,946	(a)
E2open Inc.	49,000	1,154,930	(a)
Envestnet Inc.	14,088	566,056	(a)
IntraLinks Holdings Inc.	96,800	990,264	(a)
LogMeIn Inc.	186,000	8,349,540	(a)
SciQuest Inc.	54,100	1,461,511	(a)
VistaPrint N.V.	11,400	561,108	(a)
WebMD Health Corp.	13,300	550,620	(a)
XO Group Inc.	43,800	444,132	(a)
		15,770,898

Investment Banking & Brokerage — 1.0%

Evercore Partners Inc.	11,039	609,905
Piper Jaffray Companies Inc.	31,006	1,420,075	(a)
Raymond James Financial Inc.	179,463	10,037,365
Stifel Financial Corp.	21,628	1,076,209	(a)
		13,143,554

IT Consulting & Other Services — 0.1%

Datalink Corp.	29,912	416,674	(a)
Sapient Corp.	41,100	701,166	(a)
Unisys Corp.	20,600	627,476	(a)
		1,745,316

Leisure Products — 0.0%*

Arctic Cat Inc.	12,136	579,979

Life & Health Insurance — 0.2%

American Equity Investment Life Holding Co.	65,688	1,551,550
StanCorp Financial Group Inc.	16,567	1,106,676
		2,658,226

Life Sciences Tools & Services — 2.0%

Bio-Rad Laboratories Inc.	50,500	6,470,060	(a)
Bruker Corp.	332,249	7,571,955	(a)
Cambrex Corp.	44,700	843,489	(a)
Charles River Laboratories International Inc.	12,983	783,394	(a)
ICON PLC	152,244	7,239,202	(a)
Luminex Corp.	198,500	3,594,835	(a)
PAREXEL International Corp.	14,600	789,714	(a)
		27,292,649

Managed Healthcare — 1.2%

Centene Corp.	171,784	10,693,554	(a)
Molina Healthcare Inc.	144,333	5,421,148	(a)
		16,114,702

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Marine — 0.0%*

Matson Inc.	20,497	$506,071

Metal & Glass Containers — 0.1%

AEP Industries Inc.	9,920	368,032	(a)
AptarGroup Inc.	24,500	1,619,450
		1,987,482

Multi-Line Insurance — 0.6%

HCC Insurance Holdings Inc.	172,096	7,828,647
Horace Mann Educators Corp.	11,465	332,485
		8,161,132

Multi-Utilities — 0.2%

Avista Corp.	33,980	1,041,487
Black Hills Corp.	22,056	1,271,528
		2,313,015

Office REITs — 0.8%

BioMed Realty Trust Inc.	386,475	7,918,873
Coresite Realty Corp.	67,342	2,087,602
DuPont Fabros Technology Inc.	18,961	456,391
		10,462,866

Office Services & Supplies — 0.8%

Herman Miller Inc.	133,809	4,299,283
Steelcase Inc.	25,506	423,655
West Corp.	227,226	5,437,518
		10,160,456

Oil & Gas Drilling — 0.4%

Pioneer Energy Services Corp.	373,210	4,833,070	(a)

Oil & Gas Equipment & Services — 2.3%

CARBO Ceramics Inc.	86,940	11,996,851
Dril-Quip Inc.	44,447	4,982,509	(a)
Forum Energy Technologies Inc.	211,200	6,542,976	(a)
Hornbeck Offshore Services Inc.	21,829	912,670	(a)
ION Geophysical Corp.	138,683	583,855	(a)
Matrix Service Co.	17,300	584,394	(a)
Mitcham Industries Inc.	38,455	536,063	(a)
Natural Gas Services Group Inc.	23,227	700,062	(a)
Oil States International Inc.	34,919	3,443,013	(a)
		30,282,393

Oil & Gas Exploration & Production — 3.0%

Approach Resources Inc.	322,400	6,741,384	(a)
Athlon Energy Inc.	17,168	608,606	(a)
Bill Barrett Corp.	34,554	884,582	(a)
Bonanza Creek Energy Inc.	30,620	1,359,528	(a)
Carrizo Oil & Gas Inc.	10,399	555,931	(a)
Clayton Williams Energy Inc.	5,868	663,143	(a)
Diamondback Energy Inc.	9,200	619,252	(a)
Matador Resources Co.	46,261	1,132,932	(a)
Newfield Exploration Co.	325,670	10,213,011	(a)

	Number of Shares	Fair Value

Northern Oil and Gas Inc.	148,000	$2,163,760	(a)
Resolute Energy Corp.	372,000	2,678,400	(a)
Sanchez Energy Corp.	129,126	3,826,003	(a)
SM Energy Co.	108,560	7,739,242
W&T Offshore Inc.	25,000	432,750
		39,618,524

Oil & Gas Refining & Marketing — 0.2%

Alon USA Energy Inc.	40,580	606,265
Renewable Energy Group Inc.	47,300	566,654	(a)
Western Refining Inc.	27,940	1,078,484
		2,251,403

Packaged Foods & Meats — 3.1%

B&G Foods Inc.	148,500	4,471,335
Lancaster Colony Corp.	74,000	7,357,080
Post Holdings Inc.	75,000	4,134,000	(a)
Sanderson Farms Inc.	134,405	10,549,449
Snyder’s-Lance Inc.	203,600	5,739,484
TreeHouse Foods Inc.	129,000	9,286,710	(a)
		41,538,058

Paper Packaging — 0.8%

Packaging Corporation of America	145,895	10,266,631

Paper Products — 0.3%

Clearwater Paper Corp.	8,843	554,191	(a)
KapStone Paper and Packaging Corp.	22,112	637,710	(a)
Neenah Paper Inc.	36,181	1,871,281
PH Glatfelter Co.	24,119	656,519
		3,719,701

Personal Products — 0.3%

Elizabeth Arden Inc.	111,500	3,290,365	(a)
Inter Parfums Inc.	9,652	349,499
		3,639,864

Pharmaceuticals — 0.5%

Depomed Inc.	53,100	769,950	(a)
Impax Laboratories Inc.	23,300	615,586	(a)
Lannett Company Inc.	50,800	1,814,576	(a)
Prestige Brands Holdings Inc.	99,000	2,697,750	(a)
Questcor Pharmaceuticals Inc.	18,600	1,207,698
		7,105,560

Property & Casualty Insurance — 1.8%

Allied World Assurance Company Holdings AG	73,500	7,584,465
Argo Group International Holdings Ltd.	134,050	6,152,895
Aspen Insurance Holdings Ltd.	124,000	4,922,800
Erie Indemnity Co.	8,300	579,008
RLI Corp.	25,200	1,114,848

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

The Hanover Insurance Group Inc.	9,132	$561,070
The Navigators Group Inc.	50,000	3,069,500	(a)
		23,984,586

Publishing — 0.9%

John Wiley & Sons Inc.	221,470	12,765,531

Railroads — 0.7%

Genesee & Wyoming Inc.	98,158	9,552,737	(a)

Regional Banks — 6.6%

Bank of the Ozarks Inc.	21,125	1,437,767
BankUnited Inc.	45,420	1,579,253
Banner Corp.	24,146	995,057
Bryn Mawr Bank Corp.	94,000	2,700,620
Camden National Corp.	10,519	433,383
Capital Bank Financial Corp.	31,070	780,168	(a)
Cardinal Financial Corp.	22,359	398,661
CoBiz Financial Inc.	28,225	325,152
Columbia Banking System Inc.	26,490	755,495
Community Bank System Inc.	99,000	3,862,980
Cullen Frost Bankers Inc.	75,109	5,823,201
CVB Financial Corp.	247,500	3,935,250
Enterprise Financial Services Corp.	22,064	442,824
Fidelity Southern Corp.	14,978	209,243
First Financial Holdings Inc.	5,393	337,710
Fulton Financial Corp.	237,727	2,990,606
Glacier Bancorp Inc.	13,137	381,892
Great Southern Bancorp Inc.	15,988	480,120
Hancock Holding Co.	14,075	515,849
Home BancShares Inc.	26,166	900,634
Iberiabank Corp.	85,611	6,005,612
Independent Bank Corp.	53,500	2,106,295
Lakeland Financial Corp.	8,636	347,340
NBT Bancorp Inc.	75,000	1,834,500
Old National Bancorp	87,224	1,300,510
PacWest Bancorp	44,842	1,928,654
Prosperity Bancshares Inc.	187,702	12,416,487
Renasant Corp.	66,577	1,934,062
Southwest BanCorp. Inc.	50,281	887,962
Sterling Financial Corp.	34,333	1,144,319
Susquehanna Bancshares Inc.	75,851	863,943
SVB Financial Group	49,173	6,332,499	(a)
Tristate Capital Holdings Inc.	28,305	402,214	(a)
UMB Financial Corp.	174,000	11,257,800
Umpqua Holdings Corp.	43,155	804,409
Union First Market Bankshares Corp.	8,258	209,918
ViewPoint Financial Group Inc.	8,585	247,677
Washington Trust Bancorp Inc.	94,000	3,522,180
Westamerica Bancorporation	69,722	3,770,566
Wintrust Financial Corp.	29,308	1,426,127
		88,028,939

	Number of Shares	Fair Value

Reinsurance — 0.8%

Endurance Specialty Holdings Ltd.	163,000	$8,774,290
Maiden Holdings Ltd.	92,979	1,160,378
Platinum Underwriters Holdings Ltd.	10,021	602,262
Third Point Reinsurance Ltd.	35,490	562,517	(a)
		11,099,447

Research & Consulting Services — 0.4%

Mistras Group Inc.	125,930	2,867,426	(a)
Resources Connection Inc.	202,926	2,859,228
		5,726,654

Residential REITs — 0.4%

Associated Estates Realty Corp.	83,591	1,416,032
Education Realty Trust Inc.	353,620	3,490,229
Mid-America Apartment Communities Inc.	1	68
Sun Communities Inc.	13,735	619,311
		5,525,640

Restaurants — 1.2%

BJ’s Restaurants Inc.	148,500	4,857,435	(a)
Cracker Barrel Old Country Store Inc.	44,251	4,302,967
Jack in the Box Inc.	11,800	695,492	(a)
Ruby Tuesday Inc.	26,017	145,955	(a)
Texas Roadhouse Inc.	222,907	5,813,415
		15,815,264

Retail REITs — 0.2%

Glimcher Realty Trust	129,327	1,297,150
Inland Real Estate Corp.	113,352	1,195,863
Ramco-Gershenson Properties Trust	36,559	595,912
		3,088,925

Security & Alarm Services — 0.7%

The Brink’s Co.	308,556	8,809,274

Semiconductor Equipment — 0.4%

Advanced Energy Industries Inc.	24,500	600,250	(a)
Rudolph Technologies Inc.	411,930	4,700,121	(a)
		5,300,371

Semiconductors — 1.6%

Ambarella Inc.	32,700	873,417	(a)
Diodes Inc.	31,614	825,758	(a)
Exar Corp.	56,069	670,025	(a)
Fairchild Semiconductor International Inc.	87,972	1,213,134	(a)
Integrated Device Technology Inc.	59,000	721,570	(a)
Lattice Semiconductor Corp.	93,500	733,040	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Microsemi Corp.	345,318	$8,643,309	(a)
RF Micro Devices Inc.	271,040	2,135,795	(a)
Semtech Corp.	182,277	4,618,899	(a)
Silicon Image Inc.	80,200	553,380	(a)
Synaptics Inc.	14,100	846,282	(a)
		21,834,609

Specialized Consumer Services — 0.0%*

Sotheby’s	14,035	611,224

Specialized Finance — 0.0%*

NewStar Financial Inc.	35,803	496,230	(a)

Specialized REITs — 0.1%

Potlatch Corp.	12,200	472,018
Sovran Self Storage Inc.	9,866	724,658
		1,196,676

Specialty Chemicals — 2.6%

Flotek Industries Inc.	106,548	2,967,362	(a)
HB Fuller Co.	76,603	3,698,393
Innospec Inc.	54,500	2,465,035
OM Group Inc.	28,653	951,853
PolyOne Corp.	151,053	5,537,603
Sensient Technologies Corp.	328,462	18,528,541
Stepan Co.	5,020	324,091
		34,472,878

Steel — 0.4%

Commercial Metals Co.	211,582	3,994,668
Schnitzer Steel Industries Inc.	32,253	930,499
Worthington Industries Inc.	14,688	561,816
		5,486,983

Systems Software — 1.4%

CommVault Systems Inc.	6,900	448,155	(a)
FleetMatics Group PLC	111,500	3,729,675	(a)
MICROS Systems Inc.	169,972	8,996,618	(a)
Qualys Inc.	200,000	5,086,000	(a)
		18,260,448

Technology Distributors — 0.2%

Electro Rent Corp.	1,663	29,252
ScanSource Inc.	25,302	1,031,562	(a)
Tech Data Corp.	18,682	1,138,855	(a)
		2,199,669

Technology Hardware, Storage & Peripherals — 1.0%

Diebold Inc.	292,760	11,678,196
Electronics for Imaging Inc.	16,100	697,291	(a)
QLogic Corp.	43,600	555,900	(a)
Super Micro Computer Inc.	30,400	528,048	(a)
		13,459,435

	Number of Shares	Fair Value

Thrifts & Mortgage Finance — 0.3%

MGIC Investment Corp.	63,557	$541,506	(a)
Northfield Bancorp Inc.	55,400	712,444
Ocwen Financial Corp.	14,702	576,024	(a)
Oritani Financial Corp.	33,300	526,473
Washington Federal Inc.	55,144	1,284,855
		3,641,302

Trading Companies & Distributors — 0.7%

Aceto Corp.	51,900	1,042,671
Applied Industrial Technologies Inc.	181,576	8,759,226
		9,801,897

Trucking — 1.3%

Landstar System Inc.	101,000	5,981,220
Marten Transport Ltd.	53,101	1,142,734
Old Dominion Freight Line Inc.	176,836	10,033,675	(a)
Saia Inc.	12,349	471,855	(a)
		17,629,484

Wireless Telecommunication Services — 0.0%*

NTELOS Holdings Corp.	26,200	353,700

Total Common Stock (Cost $929,181,862)		1,254,463,891

Short-Term Investments — 6.2%
GE Institutional Money Market Fund - Investment Class 0.00% (Cost $82,651,308)		82,651,308	(d,k)

Total Investments (Cost $1,011,833,170)		1,337,115,199

Liabilities in Excess of Other Assets, net — (0.0)%*		(236,590)

NET ASSETS — 100.0%		$1,336,878,609

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	June 2014	277	$32,422,850	$(426,578)

See Notes to Schedules of Investments and Notes to Financial Statements.

International Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2013 - March 31, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,045.60	2.86
Service Class	1,000.00	1,044.80	4.13
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,022.14	2.82
Service Class	1,000.00	1,020.89	4.08

*	Expenses are equal to the Fund’s annualized expense ratio of 0.56% for Investment Class shares and 0.81% for Service Class shares (for the period October 1, 2013 - March 31, 2014), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

International Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the United States.

Regional Allocation

as a % of Fair Value of $1,959,674 (in thousands) on March 31, 2014 (a)(b)

Top Ten Largest Holdings

as of March 31, 2014 (as a % of Fair Value) (a)(b)

Toyota Motor Corp.	2.78%
Telefonaktiebolaget LM Ericsson	2.37%
Roche Holding AG	2.35%
BNP Paribas S.A.	2.34%
Safran S.A.	2.31%
Softbank Corp.	2.25%
AIA Group Ltd.	2.18%
Murata Manufacturing Company Ltd.	2.13%
GlaxoSmithKline PLC	2.10%
Intesa Sanpaolo S.p.A.	1.96%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

International Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

International Equity Fund

	Number of Shares	Fair Value

Common Stock — 95.2%†

Australia — 1.0%

Brambles Ltd.	505,160	$4,335,603
CSL Ltd.	250,685	16,162,088
		20,497,691

Belgium — 0.9%

Anheuser-Busch InBev N.V.	171,756	18,014,592

Canada — 2.3%

Brookfield Asset Management Inc.	236,367	9,643,131
Cameco Corp.	773,020	17,726,058
Cenovus Energy Inc.	575,799	16,677,956
		44,047,145

China — 1.6%

Baidu Inc. ADR	203,344	30,985,559	(a,h	)

France — 15.1%

Airbus Group N.V.	381,363	27,326,640
AXA S.A.	1,036,931	26,960,909
BNP Paribas S.A.	594,282	45,859,668	(h	)
Cap Gemini S.A.	100,217	7,589,916
Credit Agricole S.A.	712,614	11,240,821	(a	)
Essilor International S.A.	98,240	9,911,224
Safran S.A.	652,151	45,202,001
Sanofi	308,365	32,164,297
Schneider Electric S.A.	246,961	21,903,060
Technip S.A.	258,492	26,687,923
Total S.A.	403,007	26,439,145
Vallourec S.A.	254,437	13,818,454
		295,104,058

Germany — 8.5%

Bayer AG	235,914	31,923,067
Deutsche Bank AG	255,932	11,455,172
Fresenius SE & Company KGaA	139,343	21,816,815
HeidelbergCement AG	341,987	29,322,275
Linde AG	188,797	37,782,403
SAP AG	422,796	34,240,533
		166,540,265

Hong Kong — 2.2%

AIA Group Ltd.	9,017,713	42,780,675

India — 2.6%
ICICI Bank Ltd.	1,390,287	28,918,482
Larsen & Toubro Ltd.	713,625	15,162,104
Power Grid Corporation of India Ltd.	4,022,217	7,098,525
		51,179,111

	Number of Shares	Fair Value

Italy — 2.9%

Intesa Sanpaolo S.p.A.	11,341,404	$38,452,962
Luxottica Group S.p.A.	306,087	17,709,862
		56,162,824

Japan — 22.7%

Astellas Pharma Inc.	881,415	10,475,816
Denso Corp.	287,000	13,789,154
East Japan Railway Co.	162,400	11,994,119
FANUC Corp.	160,600	28,389,795
Fast Retailing Company Ltd.	40,459	14,706,828
Keyence Corp.	11,884	4,912,384
Mazda Motor Corp.	2,393,000	10,642,268
Mitsubishi Estate Company Ltd.	958,224	22,758,809
Mitsubishi Heavy Industries Ltd.	768,000	4,452,066
Mitsubishi UFJ Financial Group Inc.	4,777,200	26,301,621
Mitsui Fudosan Company Ltd.	1,113,686	34,053,476
Murata Manufacturing Company Ltd.	440,981	41,685,197
Rakuten Inc.	2,351,678	31,444,003
Softbank Corp.	581,301	44,027,264
Sumitomo Mitsui Financial Group Inc.	594,100	25,434,645
Tokio Marine Holdings Inc.	1,094,000	32,909,764
Toyota Motor Corp.	964,281	54,550,673
Unicharm Corp.	582,900	31,203,842
		443,731,724

Netherlands — 2.8%

ASML Holding N.V.	203,195	18,827,992
ING Groep N.V.	2,465,425	34,914,151	(a	)
		53,742,143

Norway — 1.0%

Subsea 7 S.A.	1,044,221	19,412,198

South Korea — 0.7%

Samsung Electronics Company Ltd.	10,137	12,789,695

Sweden — 5.2%

Assa Abloy AB	404,983	21,524,804
Hexagon AB	359,490	12,192,680
Svenska Cellulosa AB SCA	713,407	20,961,361
Telefonaktiebolaget LM Ericsson	3,490,635	46,408,640
		101,087,485

Switzerland — 6.2%

ABB Ltd.	761,919	19,665,765	(a	)
Givaudan S.A.	7,195	11,134,392	(a	)
Nestle S.A.	337,282	25,410,219
Roche Holding AG	153,514	46,053,331
The Swatch Group AG	31,626	19,834,498
		122,098,205

See Notes to Schedules of Investments and Notes to Financial Statements.

International Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Taiwan — 1.9%

MediaTek Inc.	447,000	$6,598,030
Taiwan Semiconductor Manufacturing Company Ltd.	8,095,548	31,502,255
		38,100,285

United Kingdom — 17.6%

Barclays PLC	8,518,388	33,146,142
BHP Billiton PLC	879,966	27,052,134	(h	)
Capita PLC	1,050,019	19,185,911
Diageo PLC	1,040,827	32,292,349
Experian PLC	767,398	13,829,965
GlaxoSmithKline PLC	1,554,708	41,250,592
HSBC Holdings PLC	2,792,864	28,285,951
International Consolidated Airlines Group S.A.	2,427,326	16,882,903	(a	)
Johnson Matthey PLC	202,821	11,060,332
Kingfisher PLC	2,099,000	14,746,253
National Grid PLC	1,137,977	15,594,807
Persimmon PLC	506,157	11,358,083	(a	)
Prudential PLC	1,299,613	27,483,955
Rio Tinto PLC	217,958	12,127,431
Vodafone Group PLC	5,107,655	18,759,046
WPP PLC	1,020,541	21,046,257
		344,102,111

Total Common Stock (Cost $1,528,084,552)		1,860,375,766

Preferred Stock – 1.9%

Germany – 1.9%
Volkswagen AG (Cost $28,080,265)	146,109	37,878,575

Total Investments in Securities (Cost $1,556,164,817)		1,898,254,341

Short-Term Investments — 3.2%
GE Institutional Money Market Fund - Investment Class 0.00% (Cost $61,420,010)		61,420,010	(d,k	)

Total Investments (Cost $1,617,584,827)		1,959,674,351

Liabilities in Excess of Other Assets, net — (0.3)%		(5,345,119)

NET ASSETS — 100.0%		$1,954,329,232

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	June 2014	138	$5,896,152	$224,343
FTSE 100 Index Futures	June 2014	129	14,072,606	91,811
Topix Index Futures	June 2014	83	9,695,489	(130,085)

				$186,069

The Fund was invested in the following sectors at March 31, 2014:

Sector	Percentage (based on Fair Value)
Diversified Banks	12.13%
Pharmaceuticals	8.26%
Automobile Manufacturers	5.26%
Aerospace & Defense	3.70%
Life & Health Insurance	3.59%
Diversified Real Estate Activities	3.39%
Wireless Telecommunication Services	3.20%
Household Products	2.66%
Semiconductors	2.60%
Industrial Machinery	2.38%
Communications Equipment	2.37%
Oil & Gas Equipment & Services	2.35%
Integrated Oil & Gas	2.20%
Electronic Components	2.13%
Diversified Metals & Mining	2.00%
Industrial Gases	1.93%
Apparel, Accessories & Luxury Goods	1.92%
Other Diversified Financial Services	1.78%
Application Software	1.75%
Property & Casualty Insurance	1.68%
Distillers & Vintners	1.65%
Internet Retail	1.60%
Internet Software & Services	1.58%
Construction Materials	1.50%
Multi-Line Insurance	1.38%
Packaged Foods & Meats	1.30%
Specialty Chemicals	1.13%
Electrical Components & Equipment	1.12%
Healthcare Services	1.11%
Building Products	1.10%
Advertising	1.07%

See Notes to Schedules of Investments and Notes to Financial Statements.

International Equity Fund

Schedule of Investments	March 31, 2014 (Unaudited)

Sector	Percentage (based on Fair Value)
Heavy Electrical Equipment	1.00%
Human Resource & Employment Services	0.98%
Semiconductor Equipment	0.96%
Brewers	0.92%
Coal & Consumable Fuels	0.90%
Electronic Equipment & Instruments	0.87%
Airlines	0.86%
Biotechnology	0.83%
Multi-Utilities	0.80%
Construction & Engineering	0.77%
Home Improvement Retail	0.75%
Apparel Retail	0.75%
Research & Consulting Services	0.71%
Auto Parts & Equipment	0.70%
Railroads	0.61%
Diversified Capital Markets	0.58%
Home Building	0.58%
Healthcare Supplies	0.51%
IT Consulting & Other Services	0.39%
Electric Utilities	0.36%
Diversified Support Services	0.22%

96.87%

Short-Term Investments
Short-Term Investments	3.13%

3.13%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2013 - March 31, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,063.30	1.80
Service Class	1,000.00	1,062.80	3.09
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.19	1.77
Service Class	1,000.00	1,021.94	3.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.35% for Investment Class shares and 0.60% for Service Class shares (for the period October 1, 2013 - March 31, 2014), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Strategic Investment Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek to maximize total return. The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from GE Asset Management’s Asset Allocation Committee to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objective.

Sector Allocation

as a % of Fair Value of $899,574 (in thousands) on March 31, 2014 (a)(b)

Top Ten Largest Equity Holdings

as of March 31, 2014 (as a % of Fair Value) (a)(b)

QUALCOMM Inc.	1.20%
Schlumberger Ltd.	1.00%
PepsiCo Inc.	0.95%
Apple Inc.	0.94%
EMC Corp.	0.75%
Baidu Inc. ADR	0.74%
Amgen Inc.	0.73%
Johnson & Johnson	0.72%
Pfizer Inc.	0.71%
Express Scripts Holding Co.	0.70%

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

Strategic Investment Fund

	Number of Shares	Fair Value

Domestic Equity — 36.2%†

Common Stock — 36.2%

Aerospace & Defense — 0.9%

General Dynamics Corp.	14,897	$1,622,581
Honeywell International Inc.	45,415	4,212,696
The Boeing Co.	13,380	1,679,056
		7,514,333

Agricultural Products — 0.3%

Archer-Daniels-Midland Co.	67,477	2,927,827

Air Freight & Logistics — 0.4%

United Parcel Service Inc.	36,857	3,589,135

Airlines — 0.1%

Delta Air Lines Inc.	31,482	1,090,851

Application Software — 0.3%

Intuit Inc.	37,246	2,895,132

Asset Management & Custody Banks — 1.3%

Ameriprise Financial Inc.	30,576	3,365,500
Invesco Ltd.	99,572	3,684,164
State Street Corp.	54,794	3,810,923	(e)
		10,860,587

Auto Parts & Equipment — 0.2%

TRW Automotive Holdings Corp.	21,251	1,734,507	(a)

Automobile Manufacturers — 0.2%

Ford Motor Co.	129,081	2,013,664

Automotive Retail — 0.2%

AutoZone Inc.	3,149	1,691,328	(a)

Biotechnology — 1.5%

Alexion Pharmaceuticals Inc.	10,027	1,525,407	(a)
Amgen Inc.	53,318	6,576,242	(h)
Gilead Sciences Inc.	63,387	4,491,603	(a)
		12,593,252

Broadcasting — 0.4%

CBS Corp.	15,742	972,856
Discovery Communications Inc.	27,575	2,124,929	(a)
		3,097,785

Cable & Satellite — 1.0%

Comcast Corp., Class A	33,058	1,653,561
Comcast Corp., Special Class A	60,166	2,933,694
Liberty Global PLC	93,115	3,790,712	(a)
		8,377,967

	Number of Shares	Fair Value

Casinos & Gaming — 0.3%

Las Vegas Sands Corp.	32,232	$2,603,701

Commodity Chemicals — 0.5%

LyondellBasell Industries N.V.	47,269	4,204,105

Communications Equipment — 1.8%

Cisco Systems Inc.	201,875	4,524,019
QUALCOMM Inc.	136,984	10,802,558
		15,326,577

Consumer Finance — 0.4%

American Express Co.	38,136	3,433,384

Data Processing & Outsourced Services — 0.5%

Paychex Inc.	13,388	570,329
Visa Inc.	16,116	3,478,800
		4,049,129

Department Stores — 0.2%

Macy’s Inc.	24,399	1,446,617

Diversified Banks — 1.8%

Bank of America Corp.	135,193	2,325,320
Citigroup Inc.	50,695	2,413,082
JPMorgan Chase & Co.	90,536	5,496,440
Wells Fargo & Co.	102,465	5,096,609
		15,331,451

Drug Retail — 0.4%

CVS Caremark Corp.	49,592	3,712,457

Electric Utilities — 0.2%

NextEra Energy Inc.	14,167	1,354,648

Electrical Components & Equipment — 0.4%

Eaton Corp. PLC	50,508	3,794,161

Fertilizers & Agricultural Chemicals — 0.5%

Monsanto Co.	37,604	4,278,207

General Merchandise Stores — 0.2%

Dollar General Corp.	29,909	1,659,351	(a)

Health Care REITs — 0.1%

HCP Inc.	13,392	519,476

Healthcare Distributors — 0.1%

Cardinal Health Inc.	17,318	1,211,914

Healthcare Equipment — 1.1%

Abbott Laboratories	50,138	1,930,814
Boston Scientific Corp.	32,981	445,903	(a)
Covidien PLC	75,595	5,568,328
Stryker Corp.	22,832	1,860,123
		9,805,168

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Healthcare Services — 0.7%

Express Scripts Holding Co.	84,318	$6,331,439	(a)

Healthcare Supplies — 0.2%

DENTSPLY International Inc.	41,185	1,896,157

Home Improvement Retail — 0.8%

Lowe’s Companies Inc.	118,509	5,795,090
The Home Depot Inc.	12,049	953,437
		6,748,527

Household Products — 0.4%

Energizer Holdings Inc.	7,871	792,925
Kimberly-Clark Corp.	11,161	1,230,500
The Clorox Co.	14,887	1,310,205
		3,333,630

Hypermarkets & Super Centers — 0.1%

Wal-Mart Stores Inc.	10,180	778,057

Independent Power Producers & Energy Traders — 0.3%

AES Corp.	72,411	1,034,029
Calpine Corp.	25,188	526,681	(a)
NRG Energy Inc.	31,482	1,001,128
		2,561,838

Industrial Gases — 0.1%

Praxair Inc.	7,497	981,882

Industrial Machinery — 0.3%

Dover Corp.	32,231	2,634,884

Integrated Oil & Gas — 1.4%

Chevron Corp.	25,041	2,977,626
Exxon Mobil Corp.	24,346	2,378,117
Hess Corp.	38,892	3,223,369
Occidental Petroleum Corp.	35,473	3,380,222
		11,959,334

Integrated Telecommunication Services — 0.7%

AT&T Inc.	40,698	1,427,279
Verizon Communications Inc.	103,941	4,944,473
		6,371,752

Internet Retail — 0.2%

Amazon.com Inc.	5,372	1,807,785	(a)

Internet Software & Services — 1.1%

eBay Inc.	60,166	3,323,570	(a)
Google Inc.	5,490	6,118,660	(a)
		9,442,230

Investment Banking & Brokerage — 0.3%

The Charles Schwab Corp.	53,719	1,468,140
The Goldman Sachs Group Inc.	7,522	1,232,480
		2,700,620

	Number of Shares	Fair Value

IT Consulting & Other Services — 0.1%

International Business Machines Corp.	4,820	$927,802

Life & Health Insurance — 0.2%

MetLife Inc.	20,885	1,102,728
Prudential Financial Inc.	9,445	799,519
		1,902,247

Life Sciences Tools & Services — 0.1%

PerkinElmer Inc.	18,103	815,721

Managed Healthcare — 0.2%

Aetna Inc.	11,246	843,113
UnitedHealth Group Inc.	7,872	645,425
		1,488,538

Movies & Entertainment — 0.7%

The Walt Disney Co.	28,652	2,294,166
Time Warner Inc.	55,703	3,639,077
		5,933,243

Multi-Line Insurance — 0.8%

American International Group Inc.	51,633	2,582,166
Genworth Financial Inc.	55,095	976,835	(a)
The Hartford Financial Services Group Inc.	93,245	3,288,751
		6,847,752

Multi-Utilities — 0.3%

CMS Energy Corp.	38,557	1,128,949
Dominion Resources Inc.	18,207	1,292,515
		2,421,464

Oil & Gas Equipment & Services — 1.5%

Cameron International Corp.	25,973	1,604,352	(a)
Halliburton Co.	44,077	2,595,695
Schlumberger Ltd.	92,550	9,023,625	(h)
		13,223,672

Oil & Gas Exploration & Production — 0.6%

Anadarko Petroleum Corp.	27,206	2,305,981
Marathon Oil Corp.	80,735	2,867,707
		5,173,688

Packaged Foods & Meats — 0.3%

Kraft Foods Group Inc.	9,104	510,734
Mondelez International Inc.	69,496	2,401,087
		2,911,821

Pharmaceuticals — 2.2%

Actavis PLC	3,935	810,020	(a)
Johnson & Johnson	66,162	6,499,093
Merck & Company Inc.	88,995	5,052,246
Pfizer Inc.	197,852	6,355,006
		18,716,365

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Property & Casualty Insurance — 0.1%

ACE Ltd.	5,826	$577,124

Railroads — 0.3%

CSX Corp.	87,640	2,538,931

Regional Banks — 0.2%

Regions Financial Corp.	188,899	2,098,668

Research & Consulting Services — 0.1%

Nielsen Holdings N.V.	18,890	843,061

Restaurants — 0.1%

McDonald’s Corp.	9,833	963,929

Retail REITs — 0.1%

Simon Property Group Inc.	4,916	806,224

Semiconductor Equipment — 0.1%

Applied Materials Inc.	62,966	1,285,766

Semiconductors — 0.5%

Analog Devices Inc.	19,520	1,037,293
Intel Corp.	39,627	1,022,773
Microchip Technology Inc.	27,846	1,329,925
Texas Instruments Inc.	13,923	656,469
		4,046,460

Soft Drinks — 1.2%

Coca-Cola Enterprises Inc.	32,270	1,541,215
PepsiCo Inc.	102,137	8,528,440	(h)
		10,069,655

Specialized Finance — 0.8%

CME Group Inc.	72,292	5,350,331
McGraw Hill Financial Inc.	25,788	1,967,624
		7,317,955

Specialized REITs — 0.7%

American Tower Corp.	67,727	5,544,809
Rayonier Inc.	9,567	439,221
		5,984,030

Specialty Chemicals — 0.2%

PPG Industries Inc.	4,761	921,063
Rockwood Holdings Inc.	7,870	585,528
		1,506,591

Specialty Stores — 0.3%

Dick’s Sporting Goods Inc.	55,510	3,031,401

Systems Software — 0.4%

Microsoft Corp.	18,419	754,995
Oracle Corp.	66,584	2,723,951
		3,478,946

	Number of Shares	Fair Value

Technology Hardware, Storage & Peripherals — 1.9%

Apple Inc.	15,727	$8,441,310	(h)
EMC Corp.	244,715	6,707,638
Hewlett-Packard Co.	50,873	1,646,250
		16,795,198

Tobacco — 0.2%

Altria Group Inc.	13,388	501,113
Philip Morris International Inc.	14,826	1,213,804
		1,714,917

Water Utilities — 0.1%

American Water Works Company Inc.	11,693	530,862

Total Common Stock (Cost $234,689,164)		312,616,880

Preferred Stock — 0.0%*

Diversified Banks — 0.0%*
Wells Fargo & Co. (Cost $245,050)	9,802	244,070

Total Domestic Equity (Cost $234,934,214)		312,860,950

Foreign Equity — 22.5%

Common Stock — 22.0%

Advertising — 0.2%

WPP PLC	94,281	1,944,324

Aerospace & Defense — 0.8%

Airbus Group N.V.	35,233	2,524,627
Embraer S.A. ADR	3,639	129,148
Safran S.A.	60,248	4,175,920
		6,829,695

Airlines — 0.2%

International Consolidated Airlines Group S.A.	224,245	1,559,703	(a)

Apparel Retail — 0.2%

Fast Retailing Company Ltd.	3,788	1,376,936

Apparel, Accessories & Luxury Goods — 0.4%

Luxottica Group S.p.A.	28,277	1,636,077
The Swatch Group AG	2,921	1,831,928
		3,468,005

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Application Software — 0.4%

SAP AG	39,059	$3,163,230

Auto Parts & Equipment — 0.2%

Denso Corp.	26,500	1,273,215

Automobile Manufacturers — 0.8%

Great Wall Motor Company Ltd.	29,159	146,414
Hyundai Motor Co.	1,342	316,447
Mazda Motor Corp.	221,000	982,842
Toyota Motor Corp.	89,080	5,039,376
		6,485,079

Biotechnology — 0.2%

CSL Ltd.	23,158	1,493,036

Brewers — 0.2%

AMBEV S.A. ADR	13,454	99,694
Anheuser-Busch InBev N.V.	15,868	1,664,312
SABMiller PLC	2,120	105,854
		1,869,860

Building Products — 0.2%

Assa Abloy AB	37,413	1,988,497

Casinos & Gaming — 0.1%

Genting Bhd	39,099	119,734
Sands China Ltd.	32,924	245,538
		365,272

Coal & Consumable Fuels — 0.2%

Cameco Corp.	69,384	1,591,039

Commodity Chemicals — 0.0%*

LG Chem Ltd.	522	124,560

Communications Equipment — 0.5%

Telefonaktiebolaget LM Ericsson	322,487	4,287,525

Construction & Engineering — 0.2%

China State Construction International Holdings Ltd.	81,264	137,656
Larsen & Toubro Ltd.	72,400	1,538,254
		1,675,910

Construction Machinery & Heavy Trucks — 0.0%*

Hyundai Heavy Industries Company Ltd.	610	120,917
Iochpe-Maxion S.A.	5,447	54,313
		175,230

Construction Materials — 0.3%

Cemex SAB de C.V. ADR	17,072	215,620	(a)
HeidelbergCement AG	31,594	2,708,898
		2,924,518

	Number of Shares	Fair Value

Department Stores — 0.1%

Matahari Department Store Tbk PT	133,976	$163,932	(a)
Shinsegae Company Ltd.	410	88,783
Woolworths Holdings Ltd.	23,201	161,866
		414,581

Distillers & Vintners — 0.5%

Diageo PLC	96,156	2,983,304
Diageo PLC ADR	6,533	813,946
		3,797,250

Diversified Banks — 2.8%

Banco Santander Chile ADR	3,245	76,063
Bank Mandiri Persero Tbk PT	139,000	115,629
Bank of China Ltd.	487,646	216,255
Barclays PLC	786,841	3,061,699
BNP Paribas S.A.	54,903	4,236,765
Credicorp Ltd.	999	137,782
Credit Agricole S.A.	65,839	1,038,549	(a)
CTBC Financial Holding Company Ltd.	254,820	159,406
Erste Group Bank AG	1,472	50,314
Grupo Financiero Banorte SAB de C.V.	31,678	214,339
HSBC Holdings PLC	257,842	2,611,408
ICICI Bank Ltd.	141,117	2,935,286
Industrial & Commercial Bank of China Ltd.	515,940	317,264
Intesa Sanpaolo S.p.A.	1,047,816	3,552,614
Kasikornbank PCL	20,700	113,582
Malayan Banking Bhd	65,692	194,732
Metropolitan Bank & Trust Co.	89,176	153,714
Mitsubishi UFJ Financial Group Inc.	441,300	2,429,646
Sberbank of Russia ADR	7,059	68,967
Shinhan Financial Group Company Ltd.	5,544	244,791
Sumitomo Mitsui Financial Group Inc.	55,000	2,354,663
		24,283,468

Diversified Capital Markets — 0.1%

Deutsche Bank AG	23,643	1,058,229

Diversified Metals & Mining — 0.4%

Antofagasta PLC	4,199	58,488
BHP Billiton PLC	81,296	2,499,222
Rio Tinto PLC	21,733	1,209,249
		3,766,959

Diversified Real Estate Activities — 0.7%

Brookfield Asset Management Inc.	21,838	890,931
Mitsubishi Estate Company Ltd.	87,588	2,080,305
Mitsui Fudosan Company Ltd.	102,642	3,138,512
		6,109,748

Diversified Support Services — 0.1%

Brambles Ltd.	46,668	400,534

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Education Services — 0.0%*

Kroton Educacional S.A.	5,887	$130,184

Electric Utilities — 0.1%

Power Grid Corporation of India Ltd.	404,238	713,411

Electrical Components & Equipment — 0.2%

Schneider Electric S.A.	22,816	2,023,559

Electronic Components — 0.5%

Murata Manufacturing Company Ltd.	40,799	3,856,661

Electronic Equipment & Instruments — 0.2%

Hexagon AB	33,210	1,126,370
Keyence Corp.	1,073	443,537
		1,569,907

Food Retail — 0.0%*

Magnit OJSC GDR	2,834	155,303

Gas Utilities — 0.0%*

China Resources Gas Group Ltd.	22,958	72,955
ENN Energy Holdings Ltd.	20,229	141,213
		214,168

Healthcare Services — 0.2%

Fresenius SE & Company KGaA	12,873	2,015,515

Healthcare Supplies — 0.1%

Essilor International S.A.	9,074	915,456
Ginko International Company Ltd.	7,991	137,765
		1,053,221

Heavy Electrical Equipment — 0.2%

ABB Ltd.	70,394	1,816,928	(a)

Highways & Railtracks — 0.0%*

CCR S.A.	16,683	128,791

Home Building — 0.1%

Persimmon PLC	46,764	1,049,377	(a)

Home Improvement Retail — 0.2%

Kingfisher PLC	193,915	1,362,325

Household Appliances — 0.0%*

Haier Electronics Group Company Ltd.	28,789	77,938
Techtronic Industries Co.	44,790	125,298
		203,236

Household Products — 0.6%
Svenska Cellulosa AB SCA	65,909	1,936,542
Unicharm Corp.	53,900	2,885,378
		4,821,920

	Number of Shares	Fair Value

Human Resource & Employment Services — 0.2%

Capita PLC	97,006	$1,772,490

Hypermarkets & Super Centers — 0.0%*

Lenta Ltd. GDR	6,107	59,238	(a,b)

Industrial Conglomerates — 0.0%*

Alfa SAB de C.V.	37,180	94,028
Enka Insaat ve Sanayi AS	19,589	58,514
		152,542

Industrial Gases — 0.4%

Linde AG	17,441	3,490,325

Industrial Machinery — 0.5%

Airtac International Group	4,544	47,078
FANUC Corp.	14,900	2,633,922
Mitsubishi Heavy Industries Ltd.	70,000	405,787
Vallourec S.A.	23,506	1,276,609
		4,363,396

Integrated Oil & Gas — 0.5%

Cenovus Energy Inc.	53,179	1,540,324
China Petroleum & Chemical Corp.	358,411	321,584
Gazprom OAO ADR	4,792	37,234
Lukoil OAO ADR	3,321	185,727	††
Lukoil OAO ADR	222	12,334	††
Total S.A.	37,232	2,442,593
		4,539,796

Internet Retail — 0.3%

Rakuten Inc.	217,198	2,904,128

Internet Software & Services — 0.8%

Baidu Inc. ADR	43,679	6,655,806	(a)
NAVER Corp.	200	145,427
Tencent Holdings Ltd.	4,608	320,485
Yandex N.V.	3,315	100,080	(a)
		7,221,798

IT Consulting & Other Services — 0.1%

Cap Gemini S.A.	9,119	690,626
HCL Technologies Ltd.	6,908	161,241
		851,867

Life & Health Insurance — 0.8%

AIA Group Ltd.	890,760	4,225,829
Prudential PLC	120,063	2,539,068
		6,764,897

Multi-Line Insurance — 0.3%

AXA S.A.	95,798	2,490,813

Multi-Utilities — 0.2%

National Grid PLC	105,130	1,440,699

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Oil & Gas Equipment & Services — 0.5%

Subsea 7 S.A.	96,469	$1,793,371
Technip S.A.	23,881	2,465,586
		4,258,957

Oil & Gas Exploration & Production — 0.0%*

Afren PLC	87,435	205,823	(a)

Other Diversified Financial Services — 0.4%

ING Groep N.V.	227,769	3,225,554	(a)

Packaged Foods & Meats — 0.3%

China Mengniu Dairy Company Ltd.	27,332	136,712
Grupo Lala SAB de C.V.	25,508	52,780
Nestle S.A.	31,159	2,347,463
Orion Corp.	76	58,475
		2,595,430

Personal Products — 0.0%*

Hengan International Group Company Ltd.	6,457	67,050

Pharmaceuticals — 2.0%

Aspen Pharmacare Holdings Ltd.	5,443	145,572
Astellas Pharma Inc.	80,565	957,533
Bayer AG	21,795	2,949,224
GlaxoSmithKline PLC	143,632	3,810,944
GlaxoSmithKline PLC ADR	44,311	2,367,537
Roche Holding AG	14,182	4,254,520
Sanofi	28,490	2,971,676
		17,457,006

Property & Casualty Insurance — 0.4%

Tokio Marine Holdings Inc.	101,100	3,041,295

Railroads — 0.1%

East Japan Railway Co.	15,000	1,107,831

Reinsurance — 0.0%*

Korean Reinsurance Co.	7,058	68,296

Renewable Electricity — 0.0%*

China Longyuan Power Group Corp.	54,439	54,811

Research & Consulting Services — 0.2%

Experian PLC	70,461	1,269,841

Residential REITs — 0.0%*

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	61,372	72,297

Restaurants — 0.0%*

Alsea SAB de C.V.	26,071	94,604

	Number of Shares	Fair Value

Semiconductor Equipment — 0.2%

ASML Holding N.V.	18,774	$1,739,594

Semiconductors — 0.7%

MediaTek Inc.	58,000	856,120
Samsung Electronics Company Ltd.	1,331	1,679,302
Taiwan Semiconductor Manufacturing Company Ltd.	897,876	3,493,911
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,652	33,073
		6,062,406

Specialty Chemicals — 0.2%

Givaudan S.A.	665	1,029,099	(a)
Johnson Matthey PLC	18,740	1,021,939
		2,051,038

Thrifts & Mortgage Finance — 0.0%*

Housing Development Finance Corp.	13,305	196,047

Tires & Rubber — 0.0%*

Hankook Tire Company Ltd.	1,800	102,137

Tobacco — 0.0%*

ITC Ltd.	24,705	146,002

Wireless Telecommunication Services — 0.7%

MTN Group Ltd.	12,024	246,416
Softbank Corp.	53,700	4,067,194
Vodafone Group PLC	471,869	1,733,050
		6,046,660

Total Common Stock (Cost $158,605,101)		189,455,577

Preferred Stock — 0.5%

Automobile Manufacturers — 0.4%

Volkswagen AG	13,498	3,499,340

Diversified Banks — 0.1%

Itau Unibanco Holding S.A.	14,912	224,027

Integrated Oil & Gas — 0.0%*

Petroleo Brasileiro S.A.	7,799	54,539

Steel — 0.0%*

Vale S.A.	11,773	147,912

Total Preferred Stock (Cost $3,244,920)		3,925,818

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Number of Shares	Fair Value

Warrant — 0.0%*

Hotels, Resorts & Cruise Lines — 0.0%*

Genting Bhd (Cost $4,606)	9,774	$8,680	(a)

Total Foreign Equity (Cost $161,854,627)		193,390,075

		Principal Amount	Fair Value

Bonds and Notes — 29.9%

U.S. Treasuries — 9.5%

U.S. Treasury Bonds
3.63%	08/15/43	$2,588,000	2,619,543
4.50%	02/15/36	9,322,800	10,942,636	(h)
U.S. Treasury Notes
0.25%	02/29/16	8,102,800	8,081,279
0.75%	01/15/17	34,265,000	34,214,151
1.50%	02/28/19	20,155,800	19,954,242
2.50%	08/15/23	4,400,200	4,337,290
2.75%	02/15/24	1,693,000	1,696,704
			81,845,845

Agency Mortgage Backed — 8.6%

Federal Home Loan Mortgage Corp.
4.50%	06/01/33—02/01/35	9,679	10,340	(h)
5.00%	07/01/35—06/01/41	913,448	1,007,294	(h)
5.50%	05/01/20—04/01/39	226,391	250,117	(h)
6.00%	04/01/17—11/01/37	292,013	327,316	(h)
6.50%	06/01/29	980	1,101	(h)
7.00%	10/01/16—08/01/36	169,844	184,073	(h)
7.50%	09/01/33	462	497	(h)
8.00%	04/01/30—11/01/30	1,218	1,390	(h)
9.00%	04/01/16—06/01/21	328	352	(h)
5.50%	TBA	305,000	335,405	(c)
Federal National Mortgage Assoc.
2.35%	04/01/37	758	791	(i)
3.00%	05/01/43	2,892,580	2,795,506	(h)
3.00%	06/01/43	2,906,970	2,811,028
3.50%	11/01/42—02/01/43	3,617,133	3,644,998
4.00%	05/01/19—03/01/41	1,713,630	1,781,319	(h)
4.00%	12/01/41—03/01/44	4,852,168	5,052,094
4.50%	05/01/18—04/01/41	4,688,787	5,005,416	(h)
4.50%	10/01/39—02/01/40	1,922,796	2,051,908
5.00%	07/01/20—06/01/41	1,380,348	1,526,463	(h)
5.00%	03/01/39—04/01/39	88,790	97,499
5.50%	05/01/14 - 11/01/35	437,090	483,756	(h)
5.50%	12/01/35 - 01/01/39	1,326,539	1,471,859
6.00%	07/01/14 - 08/01/35	938,583	1,055,710	(h)
6.50%	01/01/15 - 08/01/34	168,633	187,839	(h)
7.00%	10/01/16 - 12/01/33	32,918	33,583	(h)
7.50%	05/01/15 - 12/01/33	8,028	8,853	(h)
8.00%	12/01/15 - 01/01/33	1,200	1,368	(h)
9.00%	12/01/17 - 12/01/22	1,408	1,541	(h)

		Principal Amount	Fair Value

3.00%	TBA	$12,581,000	$12,142,630	(c)
3.50%	TBA	7,495,000	7,539,502	(c)
4.50%	TBA	6,266,000	6,662,310	(c)
5.00%	TBA	4,258,000	4,637,664	(c)
6.00%	TBA	3,095,000	3,449,353	(c)
6.50%	TBA	568,000	638,822	(c)
Government National Mortgage Assoc.
3.00%	06/20/43	1,801,353	1,776,001
3.50%	05/20/43	2,338,926	2,390,287
4.00%	01/20/41	1,568,015	1,650,811
4.00%	04/20/43	1,441,858	1,517,271	(h)
4.50%	08/15/33 - 03/20/41	1,596,351	1,724,792	(h)
5.00%	08/15/33	17,597	19,415	(h)
6.00%	06/15/33 - 09/15/36	72,626	83,200	(h)
6.50%	02/15/24 - 06/15/34	19,505	21,999	(h)
7.00%	04/15/28 - 10/15/36	14,030	15,695	(h)
8.00%	06/15/30	35	36	(h)
8.50%	10/15/17	4,244	4,603	(h)
9.00%	11/15/16 - 12/15/21	6,152	6,588	(h)
5.00%	TBA	75,000	81,914	(c)
			74,492,309

Agency Collateralized Mortgage Obligations — 0.1%

Collateralized Mortgage Obligation Trust
0.40%	11/01/18	151	151	(d,f,h)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	105,096	963	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	978,588	103,921	(g)
4.50%	03/15/18	3,813	135	(g,h)
5.00%	10/15/18	9,216	339	(g,h)
5.00%	02/15/38	18,669	1,145	(g)
5.50%	06/15/33	6,556	1,249	(g,h)
6.45%	08/15/25	409,434	55,359	(g,i)
7.50%	07/15/27	2,186	461	(g,h)
8.00%	04/15/20	54	58	(h)
Federal Home Loan Mortgage Corp. STRIPS
2.32%	08/01/27	202	185	(d,f,h)
8.00%	02/01/23 - 07/01/24	805	191	(g,h)
Federal National Mortgage Assoc. REMIC
1.07%	12/25/22	282	275	(d,f,h)
1.24%	12/25/42	41,624	1,388	(g,h,i)
5.00%	02/25/32 - 09/25/40	634,884	73,515	(g)
5.85%	07/25/38	115,859	16,756	(g,i)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	105,737	16,359	(g)
5.00%	03/25/38 - 05/25/38	63,915	11,282	(g)
5.50%	12/01/33	11,481	2,255	(g,h)
6.00%	01/01/35	54,931	9,873	(g)
7.50%	11/01/23	5,267	863	(g,h)
8.00%	08/01/23 - 07/01/24	1,626	293	(g,h)
8.50%	03/01/17 - 07/25/22	463	73	(g,h)
9.00%	05/25/22	264	58	(g,h)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,096,785	129,482	(g)
5.00%	12/20/35 - 09/20/38	581,669	51,986	(g)
6.09%	02/20/40	437,996	82,754	(g,i)
			561,369

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

Asset Backed — 0.0%*

Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	$100,000	$100,278

Corporate Notes — 9.7%

21st Century Fox America Inc.
6.65%	11/15/37	160,000	195,424	(h)
ABB Finance USA Inc.
1.63%	05/08/17	266,000	267,816	(h)
AbbVie Inc.
1.75%	11/06/17	234,000	234,739
2.00%	11/06/18	366,000	362,951
2.90%	11/06/22	386,000	371,595
AES Corp.
8.00%	10/15/17	20,000	23,675
AES Panama S.A.
6.35%	12/21/16	148,000	156,606	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	227,000	242,047
Agrium Inc.
3.50%	06/01/23	190,000	184,551
4.90%	06/01/43	365,000	360,728
Altria Group Inc.
2.95%	05/02/23	141,000	130,179
4.50%	05/02/43	141,000	129,520
5.38%	01/31/44	172,000	179,808
America Movil SAB de C.V.
2.38%	09/08/16	490,000	504,210
American Axle & Manufacturing Inc.
6.25%	03/15/21	187,000	199,155
7.75%	11/15/19	55,000	63,525
American International Group Inc.
3.38%	08/15/20	339,000	346,082
American Seafoods Group LLC
10.75%	05/15/16	650,000	671,937	(b)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	515,000	527,739
3.50%	01/31/23	133,000	125,770
5.00%	02/15/24	282,000	293,704
Anadarko Petroleum Corp.
6.20%	03/15/40	535,000	619,476
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	150,000	140,961
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	503,000	474,927
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17	353,000	353,104	(b)
3.00%	02/06/19	353,000	351,392	(b)
Archer-Daniels-Midland Co.
4.02%	04/16/43	151,000	140,699
Arizona Public Service Co.
6.25%	08/01/16	33,000	36,951	(h)
Ascension Health
4.85%	11/15/53	235,000	240,803

		Principal Amount	Fair Value

AT&T Inc.
2.38%	11/27/18	$488,000	$490,425
4.35%	06/15/45	464,000	409,515
AXIS Specialty Finance PLC
5.15%	04/01/45	189,000	190,273
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	150,000	141,188	(b)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200,000	202,750	(b)
Bank of America Corp.
2.00%	01/11/18	699,000	697,691
2.60%	01/15/19	293,000	294,156
2.65%	04/01/19	350,000	351,116
3.30%	01/11/23	226,000	217,884
4.00%	04/01/24	175,000	174,794	(c)
4.10%	07/24/23	348,000	352,982
4.13%	01/22/24	275,000	278,099
5.00%	01/21/44	275,000	280,744
Barclays Bank PLC
2.25%	05/10/17	815,000	838,040	(b,h)
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	418,000	423,689
3.00%	05/15/22	236,000	235,247	(h)
Berkshire Hathaway Inc.
1.55%	02/09/18	272,000	270,771
4.50%	02/11/43	450,000	445,950
BHP Billiton Finance USA Ltd.
3.85%	09/30/23	174,000	178,254
5.00%	09/30/43	174,000	184,124
Bombardier Inc.
7.75%	03/15/20	294,000	329,280	(b,h)
BP Capital Markets PLC
1.38%	05/10/18	874,000	855,577
3.81%	02/10/24	353,000	356,157
Brocade Communications Systems Inc.
4.63%	01/15/23	760,000	725,800	(b)
Cargill Inc.
6.00%	11/27/17	91,000	103,994	(b,h)
Case New Holland Industrial Inc.
7.88%	12/01/17	127,000	148,908	(h)
Catholic Health Initiatives
2.60%	08/01/18	105,000	105,062
2.95%	11/01/22	128,000	120,806
4.20%	08/01/23	85,000	86,147
4.35%	11/01/42	82,000	75,029
Central American Bank for Economic Integration
5.38%	09/24/14	170,000	173,113	(b)
Cequel Capital Corp.
5.13%	12/15/21	278,000	275,220	(b)
CF Industries Inc.
5.38%	03/15/44	271,000	282,536
Chesapeake Energy Corp.
3.25%	03/15/16	166,000	167,660
Cigna Corp.
2.75%	11/15/16	233,000	242,765
4.00%	02/15/22	406,000	421,000

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

Citigroup Inc.
1.75%	05/01/18	$582,000	$571,801
3.50%	05/15/23	339,000	319,830
5.00%	09/15/14	218,000	222,222	(h)
5.50%	09/13/25	141,000	150,193
6.68%	09/13/43	287,000	336,077
CMS Energy Corp.
3.88%	03/01/24	171,000	173,254
4.88%	03/01/44	171,000	174,219
CNA Financial Corp.
5.88%	08/15/20	206,000	236,462	(h)
CNH Capital LLC
3.88%	11/01/15	157,000	161,318
Cogeco Cable Inc.
4.88%	05/01/20	270,000	268,650	(b)
Comcast Corp.
3.60%	03/01/24	274,000	275,484
4.75%	03/01/44	171,000	173,571
Commonwealth Bank of Australia
0.75%	01/13/17	354,000	354,358	(b,h)
Community Health Systems Inc.
7.13%	07/15/20	195,000	211,575
Constellation Brands Inc.
7.25%	09/01/16	269,000	303,297	(h)
Continental Resources Inc.
4.50%	04/15/23	352,000	364,557
Corp Andina de Fomento
4.38%	06/15/22	233,000	239,959	(h)
Corp Nacional del Cobre de Chile
3.88%	11/03/21	200,000	201,180	(b,h)
5.63%	09/21/35	30,000	31,060	(b,h)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	531,000	490,888
COX Communications Inc.
4.70%	12/15/42	59,000	52,564	(b)
Credit Suisse AG
2.60%	05/27/16	253,000	262,631	(b)
CVS Caremark Corp.
5.30%	12/05/43	172,000	189,858
Daimler Finance North America LLC
2.38%	08/01/18	526,000	530,826	(b)
DCP Midstream Operating LP
2.70%	04/01/19	105,000	104,747
5.60%	04/01/44	175,000	182,666
Denbury Resources Inc.
6.38%	08/15/21	190,000	202,825
Dexia Credit Local S.A.
2.25%	01/30/19	715,000	710,404	(b)
Diageo Capital PLC
1.13%	04/29/18	282,000	274,215	(h)
Diageo Investment Corp.
2.88%	05/11/22	346,000	335,744
DigitalGlobe Inc.
5.25%	02/01/21	261,000	257,737

		Principal Amount	Fair Value

DIRECTV Holdings LLC
4.45%	04/01/24	$524,000	$525,478
5.15%	03/15/42	258,000	243,911
Dominion Resources Inc.
1.95%	08/15/16	668,000	680,594
DPL Inc.
7.25%	10/15/21	84,000	86,730
Duke Energy Corp.
1.63%	08/15/17	232,000	232,500
3.05%	08/15/22	345,000	335,664
Eaton Corp.
2.75%	11/02/22	490,000	463,850
eBay Inc.
2.60%	07/15/22	366,000	347,442
4.00%	07/15/42	139,000	122,940
Electricite de France
2.15%	01/22/19	704,000	700,436	(b)
EMC Corp.
1.88%	06/01/18	302,000	301,799
Empresa Nacional del Petroleo
4.75%	12/06/21	220,000	226,483	(b,h)
Energy Transfer Partners LP
6.50%	02/01/42	217,000	245,933	(h)
Enterprise Products Operating LLC
4.45%	02/15/43	170,000	159,585
European Investment Bank
0.88%	12/15/14	860,000	864,266	(h)
4.88%	01/17/17	535,000	592,668	(h)
Exelon Corp.
4.90%	06/15/15	334,000	349,412	(h)
Express Scripts Holding Co.
2.65%	02/15/17	367,000	379,540
3.13%	05/15/16	469,000	488,611	(h)
Florida Power & Light Co.
4.13%	02/01/42	131,000	126,140
Ford Motor Credit Company LLC
5.88%	08/02/21	261,000	300,316
Freeport-McMoRan Copper & Gold Inc.
5.45%	03/15/43	238,000	234,042
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	100,000	106,375	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	219,000	242,542	(h)
General Motors Co.
4.88%	10/02/23	196,000	200,900	(b)
Genworth Holdings Inc.
4.80%	02/15/24	176,000	183,087
7.70%	06/15/20	122,000	148,644
Gilead Sciences Inc.
3.70%	04/01/24	349,000	349,146
4.80%	04/01/44	262,000	269,704
Glencore Funding LLC
2.50%	01/15/19	423,000	408,465	(b)
4.13%	05/30/23	865,000	826,149	(b)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

Goldman Sachs Capital I
6.35%	02/15/34	$124,000	$128,388
Great Plains Energy Inc.
4.85%	06/01/21	251,000	271,060
HCA Inc.
6.50%	02/15/20	375,000	420,000	(h)
Hewlett-Packard Co.
2.75%	01/14/19	880,000	885,819
Hexion US Finance Corp.
6.63%	04/15/20	100,000	103,500
HSBC Holdings PLC
4.25%	03/14/24	279,000	279,343
5.25%	03/14/44	200,000	202,231
Hughes Satellite Systems Corp.
6.50%	06/15/19	144,000	158,040	(h)
Huntsman International LLC
4.88%	11/15/20	275,000	276,719
Hyundai Capital America
1.63%	10/02/15	233,000	235,124	(b,h)
2.13%	10/02/17	118,000	118,859	(b,h)
iGATE Corp.
9.00%	05/01/16	265,000	278,250	(h)

Illinois Tool Works Inc.
3.50%	03/01/24	343,000	341,726
ING U.S. Inc.
5.50%	07/15/22	267,000	299,497
5.70%	07/15/43	167,000	188,888
Ingles Markets Inc.
5.75%	06/15/23	227,000	227,000
IntercontinentalExchange Group Inc.
4.00%	10/15/23	347,000	359,976
International Business Machines Corp.
3.63%	02/12/24	529,000	533,383
Invesco Finance PLC
3.13%	11/30/22	391,000	378,570	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	83,000	88,810	(b)
Jefferies Group Inc.
5.13%	01/20/23	283,000	297,438
6.50%	01/20/43	90,000	94,266	(h)
Kerr-McGee Corp.
6.95%	07/01/24	348,000	421,981
KFW
2.00%	10/04/22	807,000	757,901	(h)
4.50%	07/16/18	446,000	499,016	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	358,000	338,023
Kinross Gold Corp.
5.95%	03/15/24	171,000	171,312	(b)
6.88%	09/01/41	87,000	83,570
Korea National Oil Corp.
2.88%	11/09/15	289,000	297,205	(b,h)

		Principal Amount	Fair Value

Liberty Mutual Group Inc.
4.25%	06/15/23	$314,000	$318,662	(b)
Linn Energy LLC
7.25%	11/01/19	251,000	261,667	(b)
8.63%	04/15/20	102,000	110,798	(h)
Lowe’s Companies Inc.
5.00%	09/15/43	172,000	182,485
LYB International Finance BV
4.88%	03/15/44	231,000	230,583
MasterCard Inc.
3.38%	04/01/24	271,000	270,557
Medtronic Inc.
4.63%	03/15/44	120,000	123,299
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	105,000	93,370
Microsoft Corp.
2.38%	05/01/23	563,000	525,617	(h)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	789,000	943,805	(h)
Morgan Stanley
2.13%	04/25/18	502,000	500,900
4.75%	03/22/17	172,000	187,709
4.88%	11/01/22	256,000	269,001
5.00%	11/24/25	346,000	356,006
Mylan Inc.
7.88%	07/15/20	71,000	79,589	(b,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	142,186	(b,h)
NCL Corp. Ltd.
5.00%	02/15/18	150,000	155,625
Newfield Exploration Co.
5.63%	07/01/24	206,000	213,725	(h)
5.75%	01/30/22	210,000	223,125	(h)
Nexen Energy ULC
6.40%	05/15/37	144,000	165,673	(h)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	456,000	466,973	(h)
Northeast Utilities
1.45%	05/01/18	292,000	283,373	(h)
Novartis Capital Corp.
2.40%	09/21/22	280,000	264,610	(h)
4.40%	05/06/44	394,000	397,555
NYSE Euronext
2.00%	10/05/17	351,000	356,744
Omnicom Group Inc.
3.63%	05/01/22	201,000	199,613	(h)

Oracle Corp.
1.20%	10/15/17	383,000	379,990	(h)
3.63%	07/15/23	224,000	226,827
PacifiCorp
6.25%	10/15/37	3,000	3,790

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

Perrigo Co. PLC
2.30%	11/08/18	$346,000	$342,244	(b)
Petrobras Global Finance BV
3.00%	01/15/19	348,000	328,881
6.25%	03/17/24	80,000	82,421
7.25%	03/17/44	80,000	82,122
Petrobras International Finance Co.
3.50%	02/06/17	257,000	259,776	(h)
3.88%	01/27/16	103,000	105,775	(h)
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	1,006,000	1,014,003
4.88%	01/18/24	254,000	262,255
5.50%	01/21/21	215,000	234,888
6.50%	06/02/41	42,000	45,990
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	177,083	189,701
Philip Morris International Inc.
4.13%	03/04/43	140,000	128,663
Pitney Bowes Inc.
4.63%	03/15/24	244,000	242,276
Plains Exploration & Production Co.
6.50%	11/15/20	128,000	140,960
PPL Capital Funding Inc.
5.00%	03/15/44	209,000	211,727
Prudential Financial Inc.
5.63%	06/15/43	166,000	169,320	(i)
Public Service Electric & Gas Co.
2.38%	05/15/23	424,000	391,607
Range Resources Corp.
5.75%	06/01/21	153,000	163,901	(h)
Realty Income Corp. (REIT)
4.65%	08/01/23	160,000	167,423
Revlon Consumer Products Corp.
5.75%	02/15/21	400,000	402,000
Rockwell Collins Inc.
3.70%	12/15/23	275,000	278,851
Rowan Companies Inc.
4.75%	01/15/24	246,000	248,923
5.85%	01/15/44	70,000	71,118
Royal Bank of Canada
1.20%	09/19/18	773,000	767,591	(h)
RSI Home Products Inc.
6.88%	03/01/18	267,000	286,357	(b)
Sabine Pass Liquefaction LLC
5.63%	02/01/21	885,000	912,656
Sanofi
1.25%	04/10/18	284,000	277,845	(h)
Schaeffler Holding Finance BV
6.88%	08/15/18	260,000	276,575	(b,o)
Shell International Finance BV
3.40%	08/12/23	508,000	509,022

		Principal Amount	Fair Value

Sinopec Capital 2013 Ltd.
3.13%	04/24/23	$166,000	$151,322	(b)
Smurfit Kappa Acquisitions
4.88%	09/15/18	400,000	424,000	(b)
Sprint Corp.
7.25%	09/15/21	191,000	208,190	(b)
Standard Chartered PLC
5.70%	03/26/44	402,000	398,221	(b)
Statoil ASA
3.70%	03/01/24	519,000	528,735
4.80%	11/08/43	173,000	184,799
Sunoco Logistics Partners Co.
4.25%	04/01/24	175,000	174,605
SunTrust Banks Inc.
2.35%	11/01/18	349,000	349,125
T-Mobile USA Inc.
6.25%	04/01/21	300,000	317,250
Talisman Energy Inc.
5.50%	05/15/42	138,000	136,703
6.25%	02/01/38	246,000	262,956
Teck Resources Ltd.
5.40%	02/01/43	141,000	132,833
Tenet Healthcare Corp.
4.75%	06/01/20	921,000	927,907
Textron Inc.
6.20%	03/15/15	212,000	222,541	(h)
The Allstate Corp.
5.75%	08/15/53	186,000	195,300	(i)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	398,672	(b)
The Coca-Cola Co.
3.30%	09/01/21	76,000	78,093	(h)
The Goldman Sachs Group Inc.
2.38%	01/22/18	324,000	326,153
2.63%	01/31/19	528,000	526,647
2.90%	07/19/18	223,000	227,414
4.00%	03/03/24	411,000	409,178
6.75%	10/01/37	146,000	167,246
The Interpublic Group of Companies Inc.
4.20%	04/15/24	490,000	489,079
The Korea Development Bank
3.25%	03/09/16	348,000	362,271	(h)
The McClatchy Co.
9.00%	12/15/22	160,000	186,200
The Potomac Edison Co.
5.35%	11/15/14	15,000	15,453	(h)
The Southern Co.
2.45%	09/01/18	413,000	418,855
Thermo Fisher Scientific Inc.
2.40%	02/01/19	240,000	238,996
4.15%	02/01/24	377,000	387,870
Time Warner Cable Inc.
5.88%	11/15/40	392,000	424,756
6.55%	05/01/37	101,000	117,304

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

Time Warner Inc.
5.35%	12/15/43	$421,000	$448,661
Tops Holding Corp.
8.88%	12/15/17	293,000	320,102
Total Capital International S.A.
1.55%	06/28/17	463,000	467,553	(h)
Transocean Inc.
6.50%	11/15/20	352,000	395,270
tw telecom holdings inc.
6.38%	09/01/23	125,000	133,750
U.S. Bancorp
3.44%	02/01/16	411,000	429,033	(h)
Union Bank NA
2.63%	09/26/18	347,000	353,568
Unit Corp.
6.63%	05/15/21	259,000	274,540
United Rentals North America Inc.
5.75%	07/15/18	268,000	286,760
Vail Resorts Inc.
6.50%	05/01/19	255,000	268,069
Vale Overseas Ltd.
6.25%	01/11/16	156,000	169,309
Valeant Pharmaceuticals International
6.38%	10/15/20	362,000	390,960	(b)
Verizon Communications Inc.
2.45%	11/01/22	346,000	315,306
3.45%	03/15/21	524,000	531,174
5.05%	03/15/34	105,000	107,717
5.15%	09/15/23	737,000	806,513
6.55%	09/15/43	242,000	294,498
Viasystems Inc.
7.88%	05/01/19	156,000	168,090	(b)
Weatherford International Ltd.
4.50%	04/15/22	102,000	106,814
5.95%	04/15/42	318,000	342,625
6.75%	09/15/40	68,000	79,181
WellPoint Inc.
3.30%	01/15/23	353,000	338,521
Wells Fargo & Co.
3.45%	02/13/23	517,000	501,793
4.13%	08/15/23	176,000	178,049
Williams Partners LP
4.30%	03/04/24	404,000	405,791
Windstream Corp.
6.38%	08/01/23	259,000	252,525
WM Wrigley Jr Co.
2.00%	10/20/17	174,000	174,422	(b)
2.90%	10/21/19	349,000	352,146	(b)
WPX Energy Inc.
5.25%	01/15/17	266,000	284,620
Xilinx Inc.
2.13%	03/15/19	174,000	171,926
3.00%	03/15/21	244,000	241,963
XLIT Ltd.
5.25%	12/15/43	163,000	172,759

		Principal Amount	Fair Value

Xstrata Finance Canada Ltd.
2.70%	10/25/17	$283,000	$286,424	(b)
Zhaikmunai LLP
7.13%	11/13/19	500,000	518,750	(b)
Zoetis Inc.
3.25%	02/01/23	238,000	229,564
			83,616,387

Non-Agency Collateralized Mortgage Obligations — 1.5%

American Tower Trust I (REIT)
1.55%	03/15/43	420,000	410,251	(b)
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	50,000	54,092
5.68%	07/10/46	120,000	130,955
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	600,000	630,484	(i)
Banc of America Commercial Mortgage Trust 2007-4
5.83%	02/10/51	111,224	123,676	(i)
Banc of America Commercial Mortgage Trust 2008-1
6.25%	02/10/51	640,000	728,221	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.29%	11/10/42	260,000	269,188	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	240,000	253,318	(i)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	210,180	216,069	(h,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	140,000	150,609	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	290,000	324,043	(i)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	130,000	134,089	(h,i)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	140,000	148,097	(b,i)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	200,000	210,750	(i)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	580,000	617,064	(i)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.23%	10/25/35	13,992	—	(**,i)
GS Mortgage Securities Corp. II 2013-KYO
2.76%	11/08/29	140,000	141,950	(b,i)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	150,000	151,080	(b,h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	$240,000	$249,576	(h)
5.31%	08/10/44	120,000	132,599	(b,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	175,000	180,249	(c)
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	345,000	334,244
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.94%	12/15/47	1,100,142	112,129	(g,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	140,950	143,903	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	70,000	76,413	(h)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	290,000	318,360	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	90,000	92,136	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	140,000	146,853	(i)

JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	260,000	266,983	(i)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	180,000	182,961	(i)
LB-UBS Commercial Mortgage Trust 2004-C8
0.78%	12/15/39	161,881	465	(b,g,h,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	90,052	93,654	(h)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	210,000	223,037	(h)
LB-UBS Commercial Mortgage Trust 2006-C4
5.83%	06/15/38	117,798	128,380	(i)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	430,000	474,898	(b,i)
6.11%	07/15/40	360,000	398,192	(i)
Merrill Lynch Mortgage Trust 2006-C2
5.78%	08/12/43	450,000	491,251	(h,i)

		Principal Amount	Fair Value

ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	$350,000	$380,135	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	326,000	315,018	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.84%	02/15/47	180,000	161,608	(b,i)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	410,000	419,377	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.65%	10/15/42	110,000	101,475	(i)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	80,000	84,750	(i)
5.27%	10/12/52	210,000	223,559	(i)
Morgan Stanley Capital I Trust 2006-T23
5.81%	08/12/41	415,000	452,132	(h,i)
Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	290,000	324,943	(i)
Morgan Stanley Capital I Trust 2008-T29
6.28%	01/11/43	110,000	126,530	(h,i)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	120,000	130,718	(b,i)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	46,913	334
WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	130,000	136,067	(b,i)
WFRBS Commercial Mortgage Trust 2013-C15
4.49%	08/15/46	126,000	112,330	(b,i)
WFRBS Commercial Mortgage Trust 2013-C16
4.99%	09/15/46	235,000	223,146	(b,i)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	190,000	196,383
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	240,000	247,186
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	447,000	462,695	(i)
			12,838,605

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

Sovereign Bonds — 0.4%

Government of Brazil
4.25%	01/07/25	$400,000	$387,000
Government of Chile
3.63%	10/30/42	250,000	206,875
Government of Colombia
2.63%	03/15/23	236,000	212,400
4.38%	07/12/21	200,000	208,000
5.63%	02/26/44	282,000	294,408
Government of Dominican Republic
7.50%	05/06/21	100,000	111,500	(b)
Government of Mexico
4.75%	03/08/44	322,000	305,900	(h)
5.75%	10/12/10	44,000	43,230
Government of Panama
6.70%	01/26/36	15,000	17,625
Government of Peru
6.55%	03/14/37	47,000	56,518	(h)
Government of Philippines
6.38%	01/15/32	200,000	244,000
Government of Poland
3.00%	03/17/23	159,000	148,665
5.00%	03/23/22	210,000	229,162
5.13%	04/21/21	118,000	130,302
Government of South Africa
5.88%	05/30/22	200,000	219,540

Government of Turkey
3.25%	03/23/23	273,000	238,738	(h)
6.63%	02/17/45	76,000	80,085
6.88%	03/17/36	270,000	292,680	(h)

Government of Uruguay
4.50%	08/14/24	100,000	102,500
			3,529,128

Municipal Bonds and Notes – 0.1%

American Municipal Power Inc.
6.27%	02/15/50	95,000	108,102	(h)

Denver City & County School District No 1
4.24%	12/15/37	245,000	229,984	(h)

Municipal Electric Authority of Georgia
6.64%	04/01/57	169,000	191,401	(h)

New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	71,899	(h)

Port Authority of New York & New Jersey
4.46%	10/01/62	350,000	327,807

South Carolina State Public Service Authority
6.45%	01/01/50	120,000	140,558	(h)

		Principal Amount	Fair Value

State of California
5.70%	11/01/21	$175,000	$204,386	(h)
			1,274,137

FNMA — 0.0%*

Lehman TBA
5.50%	TBA	98,642	—	(**,m,p)

Total Bonds and Notes (Cost $257,292,628)			258,258,058

		Number of Shares	Fair Value
Exchange Traded Funds — 2.3%
Financial Select Sector SPDR Fund		30,275	676,344	(n)
Industrial Select Sector SPDR Fund		53,020	2,774,537	(n)
Vanguard FTSE Emerging Markets ETF		410,673	16,665,110

Total Exchange Traded Funds (Cost $18,993,444)			20,115,991

Total Investments in Securities (Cost $673,074,913)			784,625,074

Short-Term Investments — 13.3%
GE Institutional Money Market Fund—Investment Class 0.00% (Cost $114,948,794)			114,948,794	(d,k)

Total Investments (Cost $788,023,707)			899,573,868

Liabilities in Excess of Other Assets, net — (4.2)%			(36,418,362)

NET ASSETS — 100.0%			$863,155,506

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	June 2014	11	$469,983	$18,453
FTSE 100 Index Futures	June 2014	10	1,090,900	6,964
S&P 500 Emini Index Futures	June 2014	15	1,398,450	8,835

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
S&P Mid 400 Emini Index Futures	June 2014	183	$25,160,670	67,194
Topix Index Futures	June 2014	7	817,692	(14,290)
2 Yr. U.S. Treasury Notes Futures	June 2014	176	38,643,000	(26,493)
5 Yr. U.S. Treasury Notes Futures	June 2014	2	237,906	(188)

				$60,475

The Fund had the following short futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	June 2014	1	$(93,230)	$(1,320)
U.S. Long Bond Futures	June 2014	76	(10,124,625)	(34,815)
Ultra Long-Term U.S. Treasury Bond Futures	June 2014	16	(2,311,500)	(40,161)
10 Yr. U.S. Treasury Notes Futures	June 2014	267	(32,974,500)	225,581

				$149,285

				$209,760

The Fund was invested in the following countries at March 31, 2014:

Country	Percentage (based on Fair Value)
United States	75.49%
Japan	4.60%
United Kingdom	4.35%
France	3.27%
Germany	2.34%
Switzerland	1.34%
Sweden	1.04%
China	1.00%
Canada	0.78%
Netherlands	0.65%
India	0.63%
Italy	0.58%
Taiwan	0.52%
Hong Kong	0.51%
South Korea	0.46%
Mexico	0.34%
Australia	0.29%

Country	Percentage (based on Fair Value)
Norway	0.28%
Brazil	0.27%
Supranational	0.21%
Belgium	0.18%
South Africa	0.09%
Ireland	0.09%
Turkey	0.08%
Chile	0.08%
Colombia	0.08%
Russian Federation	0.07%
Kazakhstan	0.06%
Poland	0.06%
Philippines	0.04%
Malaysia	0.03%
Indonesia	0.03%
Dominican Republic	0.03%
Peru	0.02%
Trinidad And Tobago	0.02%
Panama	0.02%
Cayman Islands	0.02%
Bermuda	0.02%
Thailand	0.01%
Uruguay	0.01%
Austria	0.01%
Myanmar	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2014:

Industry	Domestic	Foreign	Total
Diversified Banks	1.74%	2.72%	4.46%
Pharmaceuticals	2.08%	1.94%	4.02%
Exchange Traded Funds	2.24%	0.00%	2.24%
Communications Equipment	1.70%	0.48%	2.18%
Oil & Gas Equipment & Services	1.47%	0.47%	1.94%
Technology Hardware, Storage & Peripherals	1.87%	0.00%	1.87%
Internet Software & Services	1.05%	0.80%	1.85%
Integrated Oil & Gas	1.33%	0.51%	1.84%
Aerospace & Defense	0.84%	0.75%	1.59%
Biotechnology	1.40%	0.17%	1.57%
Automobile Manufacturers	0.22%	1.11%	1.33%
Asset Management & Custody Banks	1.21%	0.00%	1.21%
Semiconductors	0.45%	0.67%	1.12%
Soft Drinks	1.12%	0.00%	1.12%
Healthcare Equipment	1.09%	0.00%	1.09%
Multi-Line Insurance	0.77%	0.27%	1.04%
Life & Health Insurance	0.21%	0.75%	0.96%
Cable & Satellite	0.93%	0.00%	0.93%

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

Industry	Domestic	Foreign	Total
Healthcare Services	0.70%	0.23%	0.93%
Household Products	0.38%	0.53%	0.91%
Home Improvement Retail	0.75%	0.15%	0.90%
Specialized Finance	0.81%	0.00%	0.81%
Industrial Machinery	0.29%	0.49%	0.78%
Integrated Telecommunication Services	0.71%	0.00%	0.71%
Diversified Real Estate Activities	0.00%	0.68%	0.68%
Application Software	0.32%	0.35%	0.67%
Wireless Telecommunication Services	0.00%	0.67%	0.67%
Specialized REITs	0.66%	0.00%	0.66%
Movies & Entertainment	0.66%	0.00%	0.66%
Electrical Components & Equipment	0.42%	0.23%	0.65%
Packaged Foods & Meats	0.33%	0.28%	0.61%
Oil & Gas Exploration & Production	0.58%	0.02%	0.60%
Internet Retail	0.20%	0.32%	0.52%
Industrial Gases	0.11%	0.39%	0.50%
Commodity Chemicals	0.47%	0.01%	0.48%
Fertilizers & Agricultural Chemicals	0.48%	0.00%	0.48%
Data Processing & Outsourced Services	0.45%	0.00%	0.45%
Multi-Utilities	0.27%	0.16%	0.43%
Electronic Components	0.00%	0.43%	0.43%
Distillers & Vintners	0.00%	0.42%	0.42%
Diversified Metals & Mining	0.00%	0.42%	0.42%
Drug Retail	0.41%	0.00%	0.41%
Railroads	0.28%	0.12%	0.40%
Property & Casualty Insurance	0.06%	0.34%	0.40%
Air Freight & Logistics	0.40%	0.00%	0.40%
Specialty Chemicals	0.17%	0.23%	0.40%
Systems Software	0.39%	0.00%	0.39%
Apparel, Accessories & Luxury Goods	0.00%	0.39%	0.39%
Consumer Finance	0.38%	0.00%	0.38%
Other Diversified Financial Services	0.00%	0.36%	0.36%
Broadcasting	0.34%	0.00%	0.34%
Specialty Stores	0.34%	0.00%	0.34%
Semiconductor Equipment	0.14%	0.20%	0.34%
Auto Parts & Equipment	0.19%	0.14%	0.33%
Casinos & Gaming	0.29%	0.04%	0.33%
Healthcare Supplies	0.21%	0.12%	0.33%
Agricultural Products	0.33%	0.00%	0.33%
Construction Materials	0.00%	0.32%	0.32%
Investment Banking & Brokerage	0.30%	0.00%	0.30%
Airlines	0.12%	0.17%	0.29%
Independent Power Producers & Energy Traders	0.28%	0.00%	0.28%
Research & Consulting Services	0.09%	0.14%	0.23%
Regional Banks	0.23%	0.00%	0.23%
Electric Utilities	0.15%	0.08%	0.23%
Building Products	0.00%	0.22%	0.22%
Advertising	0.00%	0.22%	0.22%

Industry	Domestic	Foreign	Total
Brewers	0.00%	0.21%	0.21%
Department Stores	0.16%	0.05%	0.21%
Tobacco	0.19%	0.02%	0.21%
Heavy Electrical Equipment	0.00%	0.20%	0.20%
IT Consulting & Other Services	0.10%	0.10%	0.20%
Human Resource & Employment Services	0.00%	0.20%	0.20%
Automotive Retail	0.19%	0.00%	0.19%
Construction & Engineering	0.00%	0.19%	0.19%
General Merchandise Stores	0.18%	0.00%	0.18%
Coal & Consumable Fuels	0.00%	0.18%	0.18%
Electronic Equipment & Instruments	0.00%	0.17%	0.17%
Managed Healthcare	0.17%	0.00%	0.17%
Apparel Retail	0.00%	0.15%	0.15%
Healthcare Distributors	0.13%	0.00%	0.13%
Restaurants	0.11%	0.01%	0.12%
Diversified Capital Markets	0.00%	0.12%	0.12%
Home Building	0.00%	0.12%	0.12%
Hypermarkets & Super Centers	0.09%	0.00%	0.09%
Life Sciences Tools & Services	0.09%	0.00%	0.09%
Retail REITs	0.09%	0.00%	0.09%
Water Utilities	0.06%	0.00%	0.06%
Health Care REITs	0.06%	0.00%	0.06%
Diversified Support Services	0.00%	0.04%	0.04%
Gas Utilities	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Thrifts & Mortgage Finance	0.00%	0.02%	0.02%
Construction Machinery & Heavy Trucks	0.00%	0.02%	0.02%
Food Retail	0.00%	0.02%	0.02%
Industrial Conglomerates	0.00%	0.02%	0.02%
Steel	0.00%	0.02%	0.02%
Education Services	0.00%	0.01%	0.01%
Highways & Railtracks	0.00%	0.01%	0.01%
Tires & Rubber	0.00%	0.01%	0.01%
Residential REITs	0.00%	0.01%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Personal Products	0.00%	0.01%	0.01%
Renewable Electricity	0.00%	0.01%	0.01%
Hotels, Resorts & Cruise Lines	0.00%	0.00%	0.00%

			58.51%

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2014 (Unaudited)

Sector	Percentage (based on Fair Value)
Corporate Notes	9.30%
U.S. Treasuries	9.10%
Agency Mortgage Backed	8.28%
Non-Agency Collateralized Mortgage Obligations	1.43%
Sovereign Bonds	0.39%
Municipal Bonds and Notes	0.14%
Agency Collateralized Mortgage Obligations	0.06%
Asset Backed	0.01%
FNMA	0.00%

28.71%

Short-Term Investments
Short-Term Investments	12.78%

12.78%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2013 - March 31, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,025.30	1.11
Service Class	1,000.00	1,023.80	2.37
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.84	1.11
Service Class	1,000.00	1,022.59	2.37

*	Expenses are equal to the Fund’s annualized expense ratio of 0.22% for Investment Class shares and 0.47% for Service Class shares (for the period October 1, 2013 - March 31, 2014), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Income Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities and investing primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments.

Sector Allocation

as a % of Fair Value of $352,792 (in thousands) on
March 31, 2014 (a)(b)

Quality Ratings

as of March 31, 2014 as a % of Fair Value (a)(b)

Moody’s / S& P / Rating *	Percentage of Fair Value
Aaa / AAA	12.01%
Aa / AA	58.00%
A / A	7.56%
Baa / BBB	16.58%
Ba / BB and lower	5.85%
NR / Other	0.00%
100.00%

An investment in the GE Institutional Income Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. It is possible to lose money by investing in the Fund.

(a)	Fair Value basis is inclusive of short-term investment in GE Institutional Money Market Fund Investment Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*	Moody’s Investors Services Inc and Standard & Poor’s are nationally recognized statistical rating organizations.

Income Fund

Schedule of Investments	March 31, 2014 (Unaudited)

Income Fund

		Principal Amount	Fair Value

Bonds and Notes — 98.3%†

U.S. Treasuries — 30.5%

U.S. Treasury Bonds
3.63%	08/15/43	$4,430,100	$4,484,094	(h)
4.50%	02/15/36	12,848,300	15,080,692	(h)
U.S. Treasury Notes
0.25%	02/29/16	5,537,000	5,522,294	(h)
0.75%	01/15/17	42,403,000	42,340,074
0.88%	01/31/17	182,800	183,028
1.50%	02/28/19	23,074,500	22,843,755
2.50%	08/15/23	6,774,800	6,677,941	(h)
2.75%	02/15/24	3,439,000	3,446,525
			100,578,403

Agency Mortgage Backed — 27.6%

Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	27,978	29,880	(h)
5.00%	07/01/35 - 06/01/41	1,718,343	1,894,917	(h)
5.50%	05/01/20 - 04/01/39	632,460	698,381	(h)
6.00%	04/01/17 - 11/01/37	988,228	1,109,367	(h)
6.00%	07/01/19	3,211	3,404
6.50%	07/01/29 - 10/01/33	3,924	4,402	(h)
7.00%	10/01/16 - 08/01/36	108,249	121,961	(h)
7.50%	01/01/30 - 09/01/33	2,365	2,542	(h)
8.00%	11/01/30	30,442	34,663	(h)
8.50%	04/01/30	23,376	27,742	(h)
9.00%	12/01/16	561	595	(h)
9.50%	04/01/21	45	50	(h)
Federal National Mortgage Assoc.
2.35%	04/01/37	2,697	2,815	(i)
3.00%	05/01/43 - 06/01/43	10,567,984	10,216,269	(h)
3.50%	11/01/42 - 02/01/43	7,976,785	8,036,126	(h)
4.00%	05/01/19 - 12/01/41	4,521,099	4,701,329	(h)
4.00%	02/01/44 - 03/01/44	5,594,374	5,825,607
4.50%	05/01/18 - 04/01/41	11,997,077	12,804,760	(h)
5.00%	07/01/20 - 06/01/41	2,668,282	2,948,451	(h)
5.00%	03/01/39 - 05/01/39	382,553	418,601
5.50%	04/01/14 - 04/01/38	3,056,758	3,393,809	(h)
5.50%	10/01/24	10,287	10,344	(h,i)
5.50%	05/01/37	85,312	94,361
6.00%	11/01/14 - 08/01/35	1,892,711	2,127,913	(h)
6.50%	07/01/17 - 08/01/36	204,239	226,857	(h)
7.00%	03/01/15 - 02/01/34	35,373	37,987	(h)
7.50%	02/01/15 - 12/01/33	87,083	97,599	(h)
8.00%	12/01/15 - 01/01/33	21,712	24,587	(h)
9.00%	12/01/17 - 12/01/22	6,422	7,030	(h)
3.00%	TBA	9,860,000	9,516,440	(c)
3.50%	TBA	2,640,000	2,655,675	(c)
4.50%	TBA	462,000	492,824	(c)
5.00%	TBA	3,223,000	3,485,312	(c)
6.00%	TBA	3,640,000	4,056,752	(c)

		Principal Amount	Fair Value

Government National Mortgage Assoc.
3.00%	06/20/43	$1,893,111	$1,866,467
3.50%	05/20/43	4,462,724	4,560,721
4.00%	01/20/41 - 04/20/43	5,308,871	5,587,910
4.50%	08/15/33 - 05/20/40	1,134,331	1,225,920	(h)
5.00%	08/15/33	62,801	69,290	(h)
6.00%	04/15/27- 09/15/36	383,690	438,462	(h)
6.50%	04/15/19 - 09/15/36	151,917	171,362	(h)
7.00%	10/15/27 - 10/15/36	82,727	93,322	(h)
7.50%	01/15/23 - 11/15/31	13,626	14,448	(h)
8.00%	02/15/30 - 09/15/30	958	1,050	(h)
8.50%	10/15/17	3,136	3,401	(h)
9.00%	11/15/16 - 12/15/21	22,254	23,875	(h)
5.00%	TBA	1,560,000	1,703,813	(c)
5.50%	TBA	255,000	282,134	(c)
			91,151,527

Agency Collateralized Mortgage Obligations — 0.3%

Collateralized Mortgage Obligation Trust
0.40%	11/01/18	324	323	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,227,896	11,256	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,692,838	180,185	(g)
4.50%	02/15/18 - 03/15/18	48,497	1,658	(g,h)
5.00%	05/15/18 - 10/15/18	40,899	1,328	(g,h)
5.00%	02/15/38	49,007	3,006	(g)
5.50%	06/15/33	79,608	15,169	(g,h)
6.45%	08/15/25	643,814	87,048	(g,i)
7.50%	07/15/27	6,686	1,410	(g,h)
8.00%	04/15/20	94	101	(h)
Federal Home Loan Mortgage Corp. STRIPS
2.32%	08/01/27	1,592	1,457	(d,f,h)
8.00%	02/01/23 - 07/01/24	6,051	1,428	(g,h)
Federal National Mortgage Assoc. REMIC
1.07%	12/25/22	400	390	(d,f,h)
1.24%	12/25/42	237,917	7,933	(g,h,i)
5.00%	02/25/32	24,761	258	(g,h)
5.00%	02/25/40 - 09/25/40	1,029,584	122,434	(g)
5.85%	07/25/38	222,221	32,138	(g,i)
7.35%	05/25/18	102,227	10,224	(g,h,i)
8.00%	05/25/22	8	219	(g,h)
Federal National Mortgage Assoc. STRIPS
2.18%	12/01/34	39,294	35,852	(d,f,h)
4.50%	08/01/35 - 01/01/36	286,568	44,305	(g,h)
5.00%	03/25/38 - 05/25/38	171,899	30,232	(g,h)
5.50%	12/01/33	34,095	6,696	(g,h)
6.00%	01/01/35	148,598	26,710	(g,h)
7.50%	11/01/23	32,708	5,356	(g,h)
8.00%	08/01/23 - 07/01/24	11,817	2,087	(g,h)
8.50%	03/01/17 - 07/25/22	928	144	(g,h)
9.00%	05/25/22	375	83	(g,h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	$2,093,465	$247,663	(g,h)
5.00%	12/20/35 - 09/20/38	1,350,118	127,448	(g,h)
6.09%	02/20/40	548,121	103,561	(g,i)
			1,108,102

Asset Backed — 0.2%

Chase Funding Mortgage Loan Asset-Backed Certificates 2004-1
3.99%	11/25/33	349,167	358,170	(h,j)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	160,000	160,445	(h)
			518,615

Corporate Notes — 32.0%

21st Century Fox America Inc.
6.65%	11/15/37	213,000	260,158	(h)
ABB Finance USA Inc.
1.63%	05/08/17	408,000	410,785
AbbVie Inc.
1.75%	11/06/17	370,000	371,169
2.00%	11/06/18	526,000	521,618
2.90%	11/06/22	246,000	236,820
AES Corp.
8.00%	10/15/17	52,000	61,555
AES Panama S.A.
6.35%	12/21/16	322,000	340,723	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	412,000	439,310	(h)
Agrium Inc.
3.50%	06/01/23	204,000	198,150	(h)
4.90%	06/01/43	463,000	457,581	(h)
Altria Group Inc.
2.95%	05/02/23	209,000	192,960	(h)
4.50%	05/02/43	209,000	191,983	(h)
5.38%	01/31/44	219,000	228,941
America Movil SAB de C.V.
2.38%	09/08/16	553,000	569,037
American Axle & Manufacturing Inc.
6.25%	03/15/21	283,000	301,395
7.75%	11/15/19	83,000	95,865
American International Group Inc.
3.38%	08/15/20	336,000	343,020
American Seafoods Group LLC
10.75%	05/15/16	350,000	361,812	(b)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	550,000	563,605
3.50%	01/31/23	208,000	196,693	(h)
5.00%	02/15/24	343,000	357,236
Anadarko Petroleum Corp.
6.20%	03/15/40	459,000	531,476	(h)
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	246,000	231,177	(h)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	645,000	609,002	(h)

		Principal Amount	Fair Value

ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17	$429,000	$429,127	(b)
3.00%	02/06/19	429,000	427,045	(b)
Archer-Daniels-Midland Co.
4.02%	04/16/43	237,000	220,832	(h)
Arizona Public Service Co.
6.25%	08/01/16	214,000	239,625	(h)
Ascension Health
4.85%	11/15/53	327,000	335,075
AT&T Inc.
2.38%	11/27/18	450,000	452,236
4.35%	06/15/45	545,000	481,003
AXIS Specialty Finance PLC
5.15%	04/01/45	237,000	238,597
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	150,000	141,188	(b,h)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100,000	101,375	(b,h)
Bank of America Corp.
2.00%	01/11/18	864,000	862,382	(h)
2.60%	01/15/19	17,000	17,067
2.65%	04/01/19	437,000	438,394
3.30%	01/11/23	346,000	333,575	(h)
4.00%	04/01/24	218,000	217,743	(c)
4.10%	07/24/23	377,000	382,397
4.13%	01/22/24	334,000	337,764
5.00%	01/21/44	334,000	340,976
Barclays Bank PLC
2.25%	05/10/17	1,281,000	1,317,214	(b,h)
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	524,000	531,131
3.00%	05/15/22	134,000	133,572
Berkshire Hathaway Inc.
1.55%	02/09/18	428,000	426,066
4.50%	02/11/43	488,000	483,608
BHP Billiton Finance USA Ltd.
3.85%	09/30/23	219,000	224,354
5.00%	09/30/43	219,000	231,742
Bombardier Inc.
7.75%	03/15/20	387,000	433,440	(b)
BP Capital Markets PLC
1.38%	05/10/18	630,000	616,720	(h)
3.81%	02/10/24	429,000	432,837
Brocade Communications Systems Inc.
4.63%	01/15/23	200,000	191,000	(b)
Cargill Inc.
6.00%	11/27/17	246,000	281,127	(b,h)
Case New Holland Industrial Inc.
7.88%	12/01/17	222,000	260,295	(h)
Catholic Health Initiatives
2.60%	08/01/18	130,000	130,076
2.95%	11/01/22	202,000	190,647	(h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

4.20%	08/01/23	$110,000	$111,485
4.35%	11/01/42	129,000	118,034	(h)
Central American Bank for Economic Integration
5.38%	09/24/14	410,000	417,509	(b,h)
Cequel Capital Corp.
5.13%	12/15/21	400,000	396,000	(b)
CF Industries Inc.
5.38%	03/15/44	340,000	354,473
Chesapeake Energy Corp.
3.25%	03/15/16	242,000	244,420	(h)
Cigna Corp.
2.75%	11/15/16	411,000	428,225	(h)
4.00%	02/15/22	380,000	394,039	(h)
Citigroup Inc.
1.75%	05/01/18	419,000	411,657	(h)
3.50%	05/15/23	354,000	333,981
5.00%	09/15/14	401,000	408,765	(h)
5.50%	09/13/25	172,000	183,214
6.68%	09/13/43	359,000	420,389
CMS Energy Corp.
3.88%	03/01/24	215,000	217,834
4.88%	03/01/44	215,000	219,048
CNA Financial Corp.
5.88%	08/15/20	366,000	420,123
CNH Capital LLC
3.88%	11/01/15	245,000	251,737
Cogeco Cable Inc.
4.88%	05/01/20	400,000	398,000	(b)
Comcast Corp.
3.60%	03/01/24	344,000	345,863
4.75%	03/01/44	215,000	218,232
Comision Federal de Electricidad
4.88%	05/26/21	200,000	208,500	(b,h)
Commonwealth Bank of Australia
0.75%	01/13/17	559,000	559,565	(b)
Community Health Systems Inc.
7.13%	07/15/20	238,000	258,230
Constellation Brands Inc.
7.25%	09/01/16	408,000	460,020
Continental Resources Inc.
4.50%	04/15/23	428,000	443,268
Corp Andina de Fomento
4.38%	06/15/22	408,000	420,186
Corp Nacional del Cobre de Chile
3.88%	11/03/21	200,000	201,180	(b)
5.63%	09/21/35	82,000	84,898	(b,h)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	619,000	572,241
COX Communications Inc.
4.70%	12/15/42	93,000	82,855	(b)
Credit Suisse AG
2.60%	05/27/16	416,000	431,837	(b,h)
CVS Caremark Corp.
5.30%	12/05/43	222,000	245,049

		Principal Amount	Fair Value

Daimler Finance North America LLC
2.38%	08/01/18	$325,000	$327,982	(b)
DCP Midstream Operating LP
2.70%	04/01/19	131,000	130,685
5.60%	04/01/44	219,000	228,594
Denbury Resources Inc.
6.38%	08/15/21	314,000	335,195	(h)
Dexia Credit Local S.A.
2.25%	01/30/19	869,000	863,414	(b)
Diageo Capital PLC
1.13%	04/29/18	419,000	407,433	(h)
Diageo Investment Corp.
2.88%	05/11/22	509,000	493,913	(h)
DigitalGlobe Inc.
5.25%	02/01/21	408,000	402,900	(h)
DIRECTV Holdings LLC
4.45%	04/01/24	656,000	657,851
5.15%	03/15/42	350,000	330,887	(h)
Dominion Resources Inc.
1.95%	08/15/16	793,000	807,951	(h)
DPL Inc.
7.25%	10/15/21	28,000	28,910
Duke Energy Corp.
1.63%	08/15/17	409,000	409,881
3.05%	08/15/22	199,000	193,615	(h)
Eaton Corp.
2.75%	11/02/22	420,000	397,586
eBay Inc.
2.60%	07/15/22	204,000	193,656
4.00%	07/15/42	245,000	216,693
Electricite de France
2.15%	01/22/19	857,000	852,662	(b)
EMC Corp.
1.88%	06/01/18	421,000	420,719
Empresa Nacional del Petroleo
4.75%	12/06/21	261,000	268,691	(b,h)
Energy Transfer Partners LP
6.50%	02/01/42	352,000	398,933	(h)
Enterprise Products Operating LLC
4.45%	02/15/43	256,000	240,317
European Investment Bank
0.88%	12/15/14	1,120,000	1,125,555	(h)
4.88%	01/17/17	490,000	542,817	(h)
Exelon Corp.
4.90%	06/15/15	426,000	445,657	(h)
Express Scripts Holding Co.
2.65%	02/15/17	194,000	200,629
3.13%	05/15/16	758,000	789,696	(h)
Florida Power & Light Co.
4.13%	02/01/42	234,000	225,318	(h)
Ford Motor Credit Company LLC
5.88%	08/02/21	329,000	378,559
Freeport-McMoRan Copper & Gold Inc.
5.45%	03/15/43	364,000	357,947

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	$174,000	$185,093	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	363,000	402,022	(h)
General Motors Co.
4.88%	10/02/23	238,000	243,950	(b)
Genworth Holdings Inc.
4.80%	02/15/24	215,000	223,658
7.70%	06/15/20	193,000	235,149
Gilead Sciences Inc.
3.70%	04/01/24	438,000	438,184
4.80%	04/01/44	328,000	337,645
Glencore Funding LLC
2.50%	01/15/19	610,000	589,039	(b)
4.13%	05/30/23	798,000	762,158	(b)
Goldman Sachs Capital I
6.35%	02/15/34	239,000	247,457	(h)
Great Plains Energy Inc.
4.85%	06/01/21	414,000	447,088	(h)
Hewlett-Packard Co.
2.75%	01/14/19	1,070,000	1,077,076
Hexion US Finance Corp.
6.63%	04/15/20	490,000	507,150
HSBC Holdings PLC
4.25%	03/14/24	351,000	351,432
5.25%	03/14/44	219,000	221,443
Hughes Satellite Systems Corp.
6.50%	06/15/19	186,000	204,135	(h)
Huntsman International LLC
4.88%	11/15/20	405,000	407,531
Hyundai Capital America
1.63%	10/02/15	408,000	411,719	(b,h)
2.13%	10/02/17	207,000	208,507	(b,h)
iGATE Corp.
9.00%	05/01/16	407,000	427,350	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	431,000	429,400
ING U.S. Inc.
5.50%	07/15/22	336,000	376,895
5.70%	07/15/43	222,000	251,097
Ingles Markets Inc.
5.75%	06/15/23	379,000	379,000
Instituto Costarricense de Electricidad
6.95%	11/10/21	200,000	212,000	(b,h)
IntercontinentalExchange Group Inc.
4.00%	10/15/23	439,000	455,416
International Business Machines Corp.
3.63%	02/12/24	644,000	649,336
Invesco Finance PLC
3.13%	11/30/22	585,000	566,402	(h)

		Principal Amount	Fair Value

JB Poindexter & Company Inc.
9.00%	04/01/22	$120,000	$128,400	(b)
Jefferies Group Inc.
5.13%	01/20/23	131,000	137,683
6.50%	01/20/43	142,000	148,730
Kerr-McGee Corp.
6.95%	07/01/24	437,000	529,902
KFW
2.00%	10/04/22	1,345,000	1,263,169	(h)
4.50%	07/16/18	169,000	189,089	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	517,000	488,151
Kinross Gold Corp.
5.95%	03/15/24	215,000	215,393	(b)
6.88%	09/01/41	146,000	140,243
Korea National Oil Corp.
2.88%	11/09/15	358,000	368,164	(b,h)
Liberty Mutual Group Inc.
4.25%	06/15/23	437,000	443,488	(b)
Linn Energy LLC
7.25%	11/01/19	375,000	390,937	(b)
8.63%	04/15/20	178,000	193,352	(h)
Lowe’s Companies Inc.
5.00%	09/15/43	218,000	231,289
LYB International Finance BV
4.88%	03/15/44	290,000	289,477
MasterCard Inc.
3.38%	04/01/24	339,000	338,446
Medtronic Inc.
4.63%	03/15/44	151,000	155,151
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	146,725
Microsoft Corp.
2.38%	05/01/23	837,000	781,424	(h)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	495,000	592,121	(h)
Morgan Stanley
2.13%	04/25/18	417,000	416,086
4.75%	03/22/17	271,000	295,750
4.88%	11/01/22	406,000	426,618
5.00%	11/24/25	445,000	457,869
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	269,626	(b,h)
NCL Corp. Ltd.
5.00%	02/15/18	227,000	235,512
Newfield Exploration Co.
5.63%	07/01/24	662,000	686,825	(h)
5.75%	01/30/22	370,000	393,125	(h)
Nexen Energy ULC
6.40%	05/15/37	232,000	266,917
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	804,000	823,347	(h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

Northeast Utilities
1.45%	05/01/18	$419,000	$406,621	(h)
Novartis Capital Corp.
2.40%	09/21/22	490,000	463,068	(h)
4.40%	05/06/44	495,000	499,467
NYSE Euronext
2.00%	10/05/17	507,000	515,297	(h)
Omnicom Group Inc.
3.63%	05/01/22	356,000	353,543	(h)
Oracle Corp.
1.20%	10/15/17	609,000	604,213	(h)
3.63%	07/15/23	304,000	307,836
PacifiCorp
6.25%	10/15/37	258,000	325,925	(h)
Perrigo Co. PLC
2.30%	11/08/18	443,000	438,191	(b)
Petrobras Global Finance BV
3.00%	01/15/19	491,000	464,024	(h)
6.25%	03/17/24	101,000	104,056
7.25%	03/17/44	101,000	103,679
Petrobras International Finance Co.
3.50%	02/06/17	314,000	317,392	(h)
3.88%	01/27/16	187,000	192,038	(h)
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	769,000	741,482
4.88%	01/18/24	219,000	226,117
5.50%	01/21/21	261,000	285,142
6.00%	03/05/20	160,000	180,200	(h)
6.50%	06/02/41	74,000	81,030
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	283,333	303,521
Philip Morris International Inc.
4.13%	03/04/43	214,000	196,671
Pitney Bowes Inc.
4.63%	03/15/24	307,000	304,831
Plains Exploration & Production Co.
6.50%	11/15/20	203,000	223,554
PPL Capital Funding Inc.
5.00%	03/15/44	263,000	266,431
Prudential Financial Inc.
5.63%	06/15/43	260,000	265,200	(h,i)
Public Service Electric & Gas Co.
2.38%	05/15/23	630,000	581,869	(h)
Range Resources Corp.
5.75%	06/01/21	268,000	287,095	(h)
Realty Income Corp. (REIT)
4.65%	08/01/23	218,000	228,114
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	408,000	446,250
Revlon Consumer Products Corp.
5.75%	02/15/21	977,000	981,885
Rockwell Collins Inc.
3.70%	12/15/23	356,000	360,985

		Principal Amount	Fair Value

Rowan Companies Inc.
4.75%	01/15/24	$300,000	$303,565
5.85%	01/15/44	86,000	87,374
Royal Bank of Canada
1.20%	09/19/17	717,000	711,982
RSI Home Products Inc.
6.88%	03/01/18	408,000	437,580	(b)
Sabine Pass Liquefaction LLC
5.63%	02/01/21	263,000	271,219
Sanofi
1.25%	04/10/18	429,000	419,702	(h)
Shell International Finance BV
3.40%	08/12/23	654,000	655,316
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	335,000	305,379	(b,h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	444,000	470,640	(b)
Sprint Corp.
7.25%	09/15/21	242,000	263,780	(b)
Standard Chartered PLC
5.70%	03/26/44	503,000	498,272	(b)
Statoil ASA
3.70%	03/01/24	665,000	677,473
4.80%	11/08/43	222,000	237,142
Sunoco Logistics Partners Co.
4.25%	04/01/24	218,000	217,507
SunTrust Banks Inc.
2.35%	11/01/18	437,000	437,156
T-Mobile USA Inc.
6.25%	04/01/21	100,000	105,750
Talisman Energy Inc.
5.50%	05/15/42	167,000	165,430
6.25%	02/01/38	363,000	388,020
Teck Resources Ltd.
5.40%	02/01/43	209,000	196,895	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	160,000	161,200
Textron Inc.
6.20%	03/15/15	374,000	392,596	(h)
The Allstate Corp.
5.75%	08/15/53	240,000	252,000	(i)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	398,672	(b)
The Coca-Cola Co.
3.30%	09/01/21	460,000	472,667	(h)
The Goldman Sachs Group Inc.
2.38%	01/22/18	510,000	513,388
2.63%	01/31/19	642,000	640,355
2.90%	07/19/18	296,000	301,859
4.00%	03/03/24	517,000	514,708
6.75%	10/01/37	246,000	281,798
The Interpublic Group of Companies Inc.
4.20%	04/15/24	612,000	610,849

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

The Korea Development Bank
3.25%	03/09/16	$223,000	$232,145	(h)
4.00%	09/09/16	245,000	260,670	(h)
The McClatchy Co.
9.00%	12/15/22	250,000	290,937
The Potomac Edison Co.
5.35%	11/15/14	178,000	183,379	(h)
The Southern Co.
2.45%	09/01/18	525,000	532,442
Thermo Fisher Scientific Inc.
2.40%	02/01/19	312,000	310,695
4.15%	02/01/24	490,000	504,128
Time Warner Cable Inc.
5.88%	11/15/40	496,000	537,446
6.55%	05/01/37	127,000	147,502
Time Warner Inc.
5.35%	12/15/43	496,000	528,589
Tops Holding Corp.
8.88%	12/15/17	1,022,000	1,116,535
Total Capital International S.A.
1.55%	06/28/17	695,000	701,835	(h)
Transocean Inc.
6.50%	11/15/20	428,000	480,613
tw telecom holdings inc.
6.38%	09/01/23	160,000	171,200
U.S. Bancorp
3.44%	02/01/16	648,000	676,432	(h)
Union Bank NA
2.63%	09/26/18	439,000	447,309
Unit Corp.
6.63%	05/15/21	409,000	433,540	(h)
United Rentals North America Inc.
5.75%	07/15/18	408,000	436,560	(h)
Vail Resorts Inc.
6.50%	05/01/19	447,000	469,909	(h)
Vale Overseas Ltd.
6.25%	01/11/16	239,000	259,390	(h)
Valeant Pharmaceuticals International
6.38%	10/15/20	240,000	259,200	(b,h)
Verizon Communications Inc.
2.45%	11/01/22	439,000	400,056
3.45%	03/15/21	657,000	665,995
5.05%	03/15/34	131,000	134,389
5.15%	09/15/23	903,000	988,170
6.55%	09/15/43	307,000	373,599
Viasystems Inc.
7.88%	05/01/19	245,000	263,987	(b)
Weatherford International Ltd.
4.50%	04/15/22	145,000	151,843	(h)
5.95%	04/15/42	387,000	416,968
6.75%	09/15/40	107,000	124,593
WellPoint Inc.
3.30%	01/15/23	431,000	413,322
Wells Fargo & Co.
3.45%	02/13/23	462,000	448,411	(h)
4.13%	08/15/23	214,000	216,492

		Principal Amount	Fair Value

Williams Partners LP
4.30%	03/04/24	$508,000	$510,252
Windstream Corp.
6.38%	08/01/23	409,000	398,775
WM Wrigley Jr Co.
2.00%	10/20/17	219,000	219,531	(b)
2.90%	10/21/19	437,000	440,939	(b)
WPX Energy Inc.
5.25%	01/15/17	408,000	436,560
Xilinx Inc.
2.13%	03/15/19	219,000	216,390
3.00%	03/15/21	307,000	304,437
XLIT Ltd.
5.25%	12/15/43	210,000	222,573
Xstrata Finance Canada Ltd.
2.70%	10/25/17	270,000	273,267	(b)
Zhaikmunai LLP
7.13%	11/13/19	400,000	415,000	(b)
Zoetis Inc.
3.25%	02/01/23	361,000	348,204
			105,388,355

Non-Agency Collateralized Mortgage Obligations — 5.5%

American Tower Trust I (REIT)
1.55%	03/15/43	644,000	629,051	(b,h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	1,050,000	1,145,857	(h)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	905,000	950,979	(h,i)
Banc of America Commercial Mortgage Trust 2007-4
5.83%	02/10/51	71,501	79,506	(h,i)
Banc of America Commercial Mortgage Trust 2008-1
6.25%	02/10/51	180,000	204,812	(h,i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.29%	11/10/42	170,000	176,008	(h,i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	435,000	459,139	(h,i)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	380,952	391,625	(i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	220,000	236,671	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	190,000	212,304	(i)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	220,000	226,919	(h,i)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	$175,000	$185,121	(b,i)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	245,000	258,169	(i)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	740,000	787,288	(i)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.23%	10/25/35	90,955	1	(i)
GS Mortgage Securities Corp. II 2012-GC9
2.38%	11/10/45	982,980	126,833	(g,i)
GS Mortgage Securities Corp. II 2013-KYO
2.76%	11/08/29	100,000	101,393	(b,i)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	280,000	282,015	(b,h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	420,000	436,758	(h)
5.31%	08/10/44	100,000	110,499	(b,h,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	220,000	226,599	(c)
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	430,000	416,593
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.94%	12/15/47	1,288,454	131,322	(g,h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	756,133	779,326	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	243,018	248,108	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	380,000	414,815	(h)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	300,000	329,338	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	127,967	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	170,000	178,321	(i)

		Principal Amount	Fair Value

JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	$317,000	$325,514	(i)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	210,000	213,455	(i)
LB-UBS Commercial Mortgage Trust 2004-C8
0.78%	12/15/39	1,408,775	4,043	(b,g,h,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	214,739	223,328	(h)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	450,000	477,937	(h)
LB-UBS Commercial Mortgage Trust 2006-C4
5.83%	06/15/38	206,146	224,665	(h,i)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	465,000	514,331	(i)
6.11%	07/15/40	530,000	585,340	(b,i)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	46,702	3,794	(g,h)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	1,029,000	1,117,597	(h,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	396,000	382,660	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.84%	02/15/47	210,000	188,543	(b,i)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	630,000	644,409	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.65%	10/15/42	270,000	249,075	(h,i)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	350,000	370,780	(i)
5.27%	10/12/52	150,000	159,685	(i)
Morgan Stanley Capital I Trust 2006-T23
5.81%	08/12/41	180,000	196,106	(i)
Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	190,000	212,894	(i)
Morgan Stanley Capital I Trust 2008-T29
6.28%	01/11/43	250,000	287,568	(h,i)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	206,971	(b,h,i)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2014 (Unaudited)

		Principal Amount	Fair Value

Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	$143,670	$1,023
WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	210,000	219,801	(b,i)

WFRBS Commercial Mortgage Trust 2013-C15
4.49%	08/15/46	175,000	156,014	(b,i)
WFRBS Commercial Mortgage Trust 2013-C16
4.99%	09/15/46	295,000	280,120	(b,i)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	248,063
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	300,000	308,983
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	563,101	(i)
			18,219,137

Sovereign Bonds — 1.5%

Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100,000	107,125	(b,h)
Government of Brazil
4.25%	01/07/25	379,000	366,683
Government of Chile
3.63%	10/30/42	148,000	122,470	(h)
Government of Colombia
2.63%	03/15/23	327,000	294,300
4.38%	07/12/21	200,000	208,000
5.63%	02/26/44	143,000	149,292
Government of Dominican Republic
7.50%	05/06/21	200,000	223,000	(b,h)
Government of Mexico
4.75%	03/08/44	466,000	442,700	(h)
5.75%	10/12/10	74,000	72,705
6.05%	01/11/40	82,000	93,275
Government of Panama
6.70%	01/26/36	53,000	62,275	(h)
Government of Peru
6.55%	03/14/37	242,000	291,005	(h)
Government of Philippines
6.38%	01/15/32	200,000	244,000

		Principal Amount	Fair Value

Government of Poland
3.00%	03/17/23	$229,000	$214,115
5.00%	03/23/22	378,000	412,493
5.13%	04/21/21	96,000	106,008
Government of South Africa
5.88%	05/30/22	200,000	219,540

Government of Turkey
3.25%	03/23/23	577,000	504,586	(h)
6.63%	02/17/45	147,000	154,901
6.88%	03/17/36	512,000	555,008	(h)
Government of Uruguay
4.50%	08/14/24	200,000	205,000
			5,048,481

Municipal Bonds and Notes — 0.7%

American Municipal Power Inc.
6.27%	02/15/50	295,000	335,686	(h)
Denver City & County School District No 1
4.24%	12/15/37	370,000	347,323	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	336,000	380,537	(h)

Port Authority of New York & New Jersey
4.46%	10/01/62	525,000	491,710	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	275,260
State of California
5.70%	11/01/21	290,000	338,697
			2,169,213

FNMA — 0.0%*

Lehman TBA
5.50%	TBA	333,269	—	(**,m,p)

Total Bonds and Notes (Cost $323,143,163)			324,181,833

		Number of Shares	Fair Value
Domestic Equity — 0.1%

Preferred Stock – 0.1%
Wells Fargo & Co. (Cost $326,100)		13,044	324,796

Total Investments in Securities (Cost $323,469,263)			324,506,629

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2014 (Unaudited)

	Fair Value

Short-Term Investments – 8.6%
GE Institutional Money Market Fund - Investment Class 0.00% (Cost $28,284,891)	$28,284,891	(d,k)

Total Investments (Cost $351,754,154)	352,791,520

Liabilities in Excess of Other Assets, net — (7.0)%	(22,954,823)

NET ASSETS — 100.0%	$329,836,697

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	June 2014	223	$48,962,437	$(25,694)
5 Yr. U.S. Treasury Notes Futures	June 2014	45	5,352,891	1,664

				$(24,030)

The Fund had the following short futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	June 2014	139	$(18,517,406)	$(60,322)
Ultra Long-Term U.S. Treasury Bond Futures	June 2014	33	(4,767,469)	(78,825)
10 Yr. U.S. Treasury Notes Futures	June 2014	303	(37,420,500)	256,296

				$117,149

				$93,119

See Notes to Schedules of Investments and Notes to Financial Statements.

Money Market Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2013 - March 31, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,000.00	0.35
Service Class	1,000.00	1,000.00	0.35
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,024.58	0.35
Service Class	1,000.00	1,024.58	0.35

*	Expenses are equal to the Fund’s annualized expense ratio of 0.07% for Investment Class shares and 0.07% for Service Class shares (for the period October 1, 2013 - March 31, 2014), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Money Market Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing primarily in short-term, U.S. dollar denominated money market instruments.

Sector Allocation

as a % of Fair Value of $739,391 (in thousands) on March 31, 2014 (a)

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Money Market Fund

Schedule of Investments	March 31, 2014 (Unaudited)

Money Market Fund

		Principal Amount	Amortized Cost

Short-Term Investments — 101.1%†

U.S. Treasuries — 61.2%

U.S. Treasury Bills
0.05%	04/10/14 - 05/08/14	$98,800,000	$98,797,150	(d)
0.06%	05/01/14	38,500,000	38,498,198	(c,d)
0.07%	04/24/14	30,450,000	30,448,638	(d)
U.S. Treasury Notes
0.13%	07/31/14	10,350,000	10,351,892
0.25%	04/30/14 - 06/30/14	79,950,000	79,971,373
0.63%	07/15/14	25,550,000	25,591,137
0.75%	06/15/14	33,100,000	33,145,726
1.00%	05/15/14	32,050,000	32,086,556
1.25%	04/15/14	34,600,000	34,615,181
1.88%	04/30/14	14,000,000	14,019,948
2.25%	05/31/14	24,800,000	24,888,798
2.63%	07/31/14	25,100,000	25,314,081
			447,728,678

U.S. Government Agency Obligations — 22.8%

Fannie Mae Discount Notes
0.06%	05/28/14	7,600,000	7,599,338	(d)
0.11%	05/01/14	37,050,000	37,046,604	(d)
Federal Home Loan Bank Discount Notes
0.06%	05/30/14 - 06/27/14	22,250,000	22,247,087	(d)
0.07%	04/09/14	7,500,000	7,499,883	(d)
0.08%	04/02/14	15,850,000	15,849,966	(d)
Federal Home Loan Banks
0.15%	05/01/14	11,100,000	11,100,268
Federal Home Loan Mortgage Corp.
1.35%	04/29/14	10,650,000	10,660,432
Federal National Mortgage Assoc.
4.13%	04/15/14	14,300,000	14,322,865
Freddie Mac Discount Notes
0.10%	05/05/14	15,150,000	15,148,569	(d)
0.12%	05/08/14	25,000,000	24,997,045	(d)
			166,472,057

Repurchase Agreements — 15.8%

Barclays Capital Inc. U.S. Treasury Repo 0.06% dated 03/31/14, to be repurchased at $39,300,066 on 04/01/14 collateralized by $40,086,054 U.S. Treasury Note, 1.75%, maturing on 05/15/23. 04/01/14		39,300,000	39,300,000

		Principal Amount	Amortized Cost

Deutsche Bank Securities, Inc. Gov Agency Repo 0.08% dated 03/31/14, to be repurchased at $9,800,022 on 04/01/14 collateralized by $9,996,706 U.S. Government Agency Bond, 0.00%, 0.65%, 4.38%, 5.00% and 5.25%, maturing on 10/22/14, 12/27/16, 07/17/15, 07/15/14 and 12/11/20, respectively. 04/01/14		$9,800,000	$9,800,000

Goldman Sachs & Co. Gov Agency Repo 0.07% dated 03/31/14, to be repurchased at $31,600,061 on 04/01/14 collateralized by $32,232,984 U.S. Government Agency Bond, 1.00% and 1.68% maturing on 07/28/17 and 11/19/18, respectively. 04/01/14		31,600,000	31,600,000
HSBC Securities (USA) Inc. Gov Agency Repo 0.05% dated 03/31/14, to be repurchased at $35,000,049 on 04/01/14 collateralized by $35,702,743 U.S. Treasury Note, 2.25% maturing on 03/31/21. 04/01/14		35,000,000	35,000,000
			115,700,000

Time Deposit — 1.3%
State Street Corp.
0.01%	04/01/14	9,490,485	9,490,485	(e)

Total Short-Term Investments (Cost $739,391,220)			739,391,220

Liabilities in Excess of Other Assets, net — (1.1)%			(7,828,043)

NET ASSETS — 100.0%			$731,563,177

See Notes to Schedules of Investments and Notes to Financial Statements.

Notes to Schedules of Investments	March 31, 2014 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to $17,686,639 and $21,509,092 or 2.05% and 6.52% of the net assets of the GE Institutional Strategic Investment Fund and GE Institutional Income Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At March 31, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014.

(j)	Step coupon bond.
(k)	GE Asset Management (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

(l)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(m)	Security is in default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(o)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(p)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

(q)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent. State Street Corp. is also affiliated with SSgA Management, Inc., the sub-advisor.

†	Percentages are based on net assets as of March 31, 2014.

††	Security traded on different exchanges.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

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Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	U.S. Equity Fund
	Investment Class												Service Class
	3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09		3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09
Inception date											11/25/97												1/3/01
Net asset value, beginning of period	$15.59		$12.90		$10.07		$10.50		$10.18		$10.73		$15.96		$13.12		$10.24		$10.67		$10.24		$10.71
Income/(loss) from investment operations:
Net investment income	0.11	*	0.22	*	0.16	*	0.13		0.13		0.14		0.09	*	0.18	*	0.14	*	0.10	*	0.11	*	0.13	*
Net realized and unrealized gains/(losses) on investments	1.68	*	2.67	*	2.80	*	(0.42)		0.32		(0.54)		1.72	*	2.83	*	2.84	*	(0.41)	*	0.32	*	(0.48)	*
Total income/(loss) from investment operations	1.79		2.89		2.96		(0.29)		0.45		(0.40)		1.81		3.01		2.98		(0.31)		0.43		(0.35)
Less distributions from:
Net investment income	0.22		0.20		0.13		0.14		0.13		0.15		—		0.17		0.10		0.12		—		0.12
Net realized gains	0.87		—		—		—		—		—		0.87		—		—		—		—		—
Total distributions	1.09		0.20		0.13		0.14		0.13		0.15		0.87		0.17		0.10		0.12		—		0.12
Net asset value, end of period	$16.29		$15.59		$12.90		$10.07		$10.50		$10.18		$16.90		$15.96		$13.12		$10.24		$10.67		$10.24
TOTAL RETURN (a)	11.81%		22.76%		29.68%		(2.92)%		4.40%		(3.26)%		11.61%		23.23%		29.33%		(3.08)%		4.20%		(2.89)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$800,538		$767,603		$658,065		$522,532		$421,381		$432,050		$94		$84		$3,133		$2,402		$2,682		$170
Ratios to average net assets:
Net investment income	1.34%		1.60%		1.39%		1.13%		1.24%		1.61%		1.09%		1.33%		1.14%		0.87%		1.11%		1.80%
Net expenses	0.36%	(b)	0.36%	(b)	0.36%	(b)	0.36%	(b)	0.36%	(b)	0.37%	(b)	0.61%	(b)	0.61%	(b)	0.61%	(b)	0.61%	(b)	0.61%	(b)	0.62%	(b)
Gross expenses	0.36%		0.36%		0.37%		0.37%		0.37%		0.38%		0.61%		0.61%		0.62%		0.62%		0.62%		0.63%
Portfolio turnover rate	21%		37%		71%		44%		41%		51%		21%		37%		71%		44%		41%		51%

See Notes to Financial Highlights and Notes to Financial Statements.

S&P 500 Index Fund
Investment Class												Service Class
3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09		3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09
										11/25/97												9/30/05

$16.01		$13.71		$10.91		$10.98		$10.18		$11.23		$16.31		$13.97		$10.86		$10.93		$10.14		$11.19

0.16	*	0.30	*	0.26	*	0.23	*	0.21	*	0.23		0.14	*	0.27	*	0.22	*	0.20	*	0.17	*	0.22

1.80	*	2.27	*	2.95	*	(0.09)	*	0.80	*	(1.03)		1.85	*	2.31	*	2.98	*	(0.09)	*	0.80	*	(1.04)

1.96		2.57		3.21		0.14		1.01		(0.80)		1.99		2.58		3.20		0.11		0.97		(0.82)

0.25		0.27		0.41		0.21		0.21		0.25		0.22		0.24		0.09		0.18		0.18		0.23
—		—		—		—		—		—		—		—		—		—		—		—
0.25		0.27		0.41		0.21		0.21		0.25		0.22		0.24		0.09		0.18		0.18		0.23

$17.72		$16.01		$13.71		$10.91		$10.98		$10.18		$18.08		$16.31		$13.97		$10.86		$10.93		$10.14
12.43%		19.11%		30.07%		1.07%		9.96%		(6.51)%		12.32%		18.81%		29.65%		0.88%		9.60%		(6.84)%

$30,622		$42,753		$31,997		$25,664		$36,361		$35,332		$6,912		$5,922		$4,496		$1,742		$30,146		$939

1.83%		2.05%		2.03%		1.86%		1.97%		2.75%		1.56%		1.80%		1.76%		1.60%		1.67%		2.44%
0.15%	(b)	0.15%	(b)	0.15%	(b)	0.15%	(b)	0.15%	(b)	0.16%	(b)	0.40%	(b)	0.40%	(b)	0.40%	(b)	0.36%	(b)	0.40%	(b)	0.41%	(b)
0.15%		0.15%		0.16%		0.16%		0.15%		0.16%		0.40%		0.40%		0.41%		0.40%		0.40%		0.41%

12%		2%		11%		4%		13%		17%		12%		2%		11%		4%		13%		17%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	U.S. Large-Cap Core Equity Fund
	Investment Class												Service Class
	3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09		3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09
Inception date											2/2/00												9/30/05
Net asset value, beginning of period	$11.64		$10.94		$8.76		$9.11		$8.68		$9.60		$11.56		$10.87		$8.71		$9.06		$8.65		$9.58
Income/(loss) from investment operations:
Net investment income	0.08		0.21		0.18		0.16	*	0.17		0.16		0.06		0.17		0.17		0.14	*	0.15	*	0.14
Net realized and unrealized gains/(losses) on investments	1.27		1.94		2.25		(0.35)	*	0.40		(0.75)		1.26		1.94		2.22		(0.35)	*	0.40	*	(0.75)
Total income/(loss) from investment operations	1.35		2.15		2.43		(0.19)		0.57		(0.59)		1.32		2.11		2.39		(0.21)		0.55		(0.61)
Less distributions from:
Net investment income	0.15		0.25		0.14		0.16		0.14		0.17		0.12		0.22		0.12		0.14		0.14		0.16
Net realized gains	2.24		1.20		0.11		—		—		0.16		2.24		1.20		0.11		—		—		0.16
Total distributions	2.39		1.45		0.25		0.16		0.14		0.33		2.36		1.42		0.23		0.14		0.14		0.32
Net asset value, end of period	$10.60		$11.64		$10.94		$8.76		$9.11		$8.68		$10.52		$11.56		$10.87		$8.71		$9.06		$8.65
TOTAL RETURN (a)	12.75%		22.84%		28.27%		(2.32)%		6.64%		(5.27)%		12.54%		22.56%		27.88%		(2.54)%		6.35%		(5.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$96,492		$90,668		$185,990		$159,556		$121,524		$121,866		$4,119		$3,583		$3,191		$2,769		$2,549		$713
Ratios to average net assets:
Net investment income	1.40%		1.78%		1.80%		1.63%		1.91%		2.20%		1.15%		1.44%		1.55%		1.37%		1.72%		1.76%
Net expenses	0.43%	(b)	0.43%	(b)	0.39%	(b)	0.39%	(b)	0.41%	(b)	0.43%	(b)	0.68%	(b)	0.68%	(b)	0.64%	(b)	0.64%	(b)	0.66%	(b)	0.67%	(b)
Gross expenses	0.43%		0.43%		0.39%		0.40%		0.41%		0.43%		0.68%		0.68%		0.64%		0.65%		0.66%		0.68%
Portfolio turnover rate	25%		44%		83%		44%		56%		62%		25%		44%		83%		44%		56%		62%

See Notes to Financial Highlights and Notes to Financial Statements.

Premier Growth Equity Fund
Investment Class												Service Class
3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09		3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09
										10/29/99												1/3/01
$12.92		$10.83		$8.05		$8.03		$7.60		$9.59		$12.80		$10.74		$7.98		$7.95		$7.53		$9.53

0.07	*	0.14	*	0.10	*	0.06		0.04	*	0.06		0.06	*	0.11	*	0.07	*	0.04	*	0.02	*	(0.10)
1.23	*	2.09	*	2.77	*	(0.01)		0.44	*	(0.85)		1.21	*	2.07	*	2.76	*	(0.01)	*	0.45	*	(0.71)
1.30		2.23		2.87		0.05		0.48		(0.79)		1.27		2.18		2.83		0.03		0.47		(0.81)

0.11		0.14		0.09		0.03		0.05		0.09		0.08		0.12		0.07		—		0.05		0.08
0.36		—		—		—		—		1.11		0.36		—		—		—		—		1.11
0.47		0.14		0.09		0.03		0.05		1.20		0.44		0.12		0.07		—		0.05		1.19
$13.75		$12.92		$10.83		$8.05		$8.03		$7.60		$13.63		$12.80		$10.74		$7.98		$7.95		$7.53
10.11%		20.85%		35.95%		0.64%		6.39%		(3.22)%		9.96%		20.49%		35.65%		0.38%		6.20%		(3.52)%

$405,431		$369,286		$257,923		$221,273		$246,218		$249,573		$3,644		$3,216		$2,148		$1,692		$3,157		$3,098

1.08%		1.20%		0.98%		0.66%		0.55%		0.91%		0.83%		0.93%		0.73%		0.41%		0.30%		0.66%
0.37%	(b)	0.38%	(b)	0.38%	(b)	0.38%	(b)	0.38%	(b)	0.39%	(b)	0.62%	(b)	0.63%	(b)	0.63%	(b)	0.63%	(b)	0.63%	(b)	0.64%	(b)
0.37%		0.38%		0.38%		0.38%		0.38%		0.40%		0.62%		0.63%		0.63%		0.63%		0.63%		0.65%
9%		25%		15%		26%		21%		24%		9%		25%		15%		26%		21%		24%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Small-Cap Equity Fund
	Investment Class												Service Class
	3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09		3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09
Inception date											8/3/98												9/30/05
Net asset value, beginning of period	$20.19		$16.80		$13.05		$12.61		$11.11		$12.35		$20.27		$16.87		$13.11		$12.69		$11.17		$12.31
Income/(loss) from investment operations:
Net investment income/(loss)	0.01	*	0.07	*	0.04		0.05		0.03		0.05		(0.01)	*	0.02	*	0.00	(c)	0.01	*	—		0.12
Net realized and unrealized gains/(losses) on investments	1.72	*	4.69	*	3.86		0.40		1.51		(1.20)		1.72	*	4.72	*	3.87		0.41	*	1.52	*	(1.25)
Total income/(loss) from investment operations	1.73		4.76		3.90		0.45		1.54		(1.15)		1.71		4.74		3.87		0.42		1.52		(1.13)
Less distributions from:
Net investment income	0.02		0.07		0.06		0.01		0.04		0.09		—		0.04		0.02		—		0.00	(c)	0.01
Net realized gains	1.98		1.30		0.09		—		—		—		1.98		1.30		0.09		—		—		—
Total distributions	2.00		1.37		0.15		0.01		0.04		0.09		1.98		1.34		0.11		0.00	(c)	0.00	(c)	0.01
Net asset value, end of period	$19.92		$20.19		$16.80		$13.05		$12.61		$11.11		$20.00		$20.27		$16.87		$13.11		$12.69		$11.17
TOTAL RETURN (a)	8.89%		30.57%		30.03%		3.53%		13.91%		(9.07)%		8.74%		30.26%		29.63%		3.31%		13.61%		(9.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,336,753		$1,249,146		$966,702		$759,833		$722,935		$609,835		$125		$87		$44		$32		$28		$28
Ratios to average net assets:
Net investment income/(loss)	0.12%		0.37%		0.27%		0.31%		0.24%		0.51%		(0.11)%		0.09%		0.04%		0.07%		(0.01)%		0.34%
Net expenses	0.88%	(b)	0.88%	(b)	0.89%	(b)	0.89%	(b)	0.89%	(b)	0.91%	(b)	1.13%	(b)	1.13%	(b)	1.14%	(b)	1.13%	(b)	1.14%	(b)	1.16%	(b)
Gross expenses	0.88%		0.89%		0.90%		0.89%		0.91%		0.93%		1.13%		1.14%		1.15%		1.14%		1.16%		1.18%
Portfolio turnover rate	20%		37%		36%		46%		46%		49%		20%		37%		36%		46%		46%		49%

See Notes to Financial Highlights and Notes to Financial Statements.

International Equity Fund
Investment Class												Service Class
3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09		3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09
										11/25/97												1/3/01

$12.71		$10.68		$9.25		$10.90		$10.90		$13.51		$12.61		$10.59		$9.17		$10.80		$10.83		$13.44

0.16	*	0.18	*	0.20	*	0.23		0.20	*	0.20		0.14	*	0.15	*	0.14	*	0.19		0.17	*	0.00

0.42	*	2.09	*	1.47	*	(1.70)		0.01	*	(1.32)		0.42	*	2.07	*	1.49	*	(1.68)		0.00	*	(1.13)

0.58		2.27		1.67		(1.47)		0.21		(1.12)		0.56		2.22		1.63		(1.49)		0.17		(1.13)

0.21		0.24		0.24		0.18		0.21		0.38		0.17		0.20		0.21		0.14		0.20		0.37
—		—		—		—		—		1.11		—		—		—		—		—		1.11
0.21		0.24		0.24		0.18		0.21		1.49		0.17		0.20		0.21		0.14		0.20		1.48

$13.08		$12.71		$10.68		$9.25		$10.90		$10.90		$13.00		$12.61		$10.59		$9.17		$10.80		$10.83
4.56%		21.57%		18.43%		(13.83)%		1.93%		(5.34)%		4.48%		21.19%		18.11%		(14.01)%		1.57%		(5.52)%

$1,852,886		$1,836,243		$1,984,087		$1,876,948		$2,289,643		$2,038,051		$101,444		$101,204		$119,576		$344,024		$486,064		$546,589

2.46%		1.57%		2.03%		1.95%		1.85%		2.44%		2.18%		1.31%		1.39%		1.68%		1.64%		2.29%
0.56%	(b)	0.56%	(b)	0.56%	(b)	0.55%	(b)	0.56%	(b)	0.55%	(b)	0.81%	(b)	0.81%	(b)	0.81%	(b)	0.80%	(b)	0.81%	(b)	0.80%	(b)
0.56%		0.56%		0.56%		0.56%		0.56%		0.56%		0.81%		0.81%		0.81%		0.81%		0.81%		0.80%

19%		47%		50%		41%		49%		41%		19%		47%		50%		41%		49%		41%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Strategic Investment Fund
	Investment Class												Service Class
	3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09		3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09
Inception date											10/29/99												9/30/05
Net asset value, beginning of period	$13.09		$11.88		$10.23		$10.71		$10.18		$10.62		$12.99		$11.80		$10.17		$10.58		$10.12		$10.57
Income/(loss) from investment operations:
Net investment income	0.13	*	0.22	*	0.22	*	0.22		0.18		0.17		0.11	*	0.18	*	0.18	*	0.19	*	0.11	*	0.16
Net realized and unrealized gains/(losses) on investments	0.69	*	1.22	*	1.66	*	(0.51)		0.52		(0.32)		0.69	*	1.21	*	1.66	*	(0.50)	*	0.50	*	(0.33)
Total income/(loss) from investment operations	0.82		1.44		1.88		(0.29)		0.70		(0.15)		0.80		1.39		1.84		(0.31)		0.61		(0.17)
Less distributions from:
Net investment income	0.22		0.23		0.23		0.19		0.17		0.25		0.18		0.20		0.21		0.10		0.15		0.24
Net realized gains	0.48		—		—		—		—		0.04		0.48		—		—		—		—		0.04
Total distributions	0.70		0.23		0.23		0.19		0.17		0.29		0.66		0.20		0.21		0.10		0.15		0.28
Net asset value, end of period	$13.21		$13.09		$11.88		$10.23		$10.71		$10.18		$13.13		$12.99		$11.80		$10.17		$10.58		$10.12
TOTAL RETURN (a)	6.33%		12.34%		18.67%		(2.85)%		6.89%		(0.80)%		6.28%		11.98%		18.39%		(3.04)%		6.09%		(1.04)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$863,089		$827,998		$742,918		$629,230		$659,553		$570,071		$67		$57		$61		$34		$37		$637
Ratios to average net assets:
Net investment income	1.94%		1.74%		1.93%		1.95%		1.83%		2.04%		1.69%		1.48%		1.69%		1.70%		1.17%		1.81%
Net expenses	0.35%	(b)	0.34%	(b)	0.34%	(b)	0.34%	(b)	0.32%	(b)	0.31%	(b)	0.60%	(b)	0.59%	(b)	0.59%	(b)	0.59%	(b)	0.57%	(b)	0.56%	(b)
Gross expenses	0.36%		0.36%		0.36%		0.36%		0.36%		0.36%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%
Portfolio turnover rate	83%		153%		188%		187%		152%		177%		83%		153%		188%		187%		152%		177%

See Notes to Financial Highlights and Notes to Financial Statements.

Income Fund
Investment Class												Service Class
3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09		3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09
										11/21/97												9/30/05
$9.34		$10.01		$9.73		$9.51		$9.06		$8.94		$9.55		$10.23		$9.94		$9.70		$9.25		$9.12

0.14		0.21		0.25		0.34		0.35		0.37		0.13		0.19		0.24		0.32		0.32	*	0.36
0.10		(0.32)		0.44		0.22		0.47		0.13		0.10		(0.33)		0.44		0.24		0.49	*	0.14
0.24		(0.11)		0.69		0.56		0.82		0.50		0.23		(0.14)		0.68		0.56		0.81		0.50

0.14		0.21		0.26		0.34		0.37		0.37		0.13		0.19		0.24		0.32		0.36		0.36
—		0.35		0.15		—		—		0.01		—		0.35		0.15		—		—		0.01
0.14		0.56		0.41		0.34		0.37		0.38		0.13		0.54		0.39		0.32		0.36		0.37
$9.44		$9.34		$10.01		$9.73		$9.51		$9.06		$9.65		$9.55		$10.23		$9.94		$9.70		$9.25
2.53%		(1.13)%		7.28%		6.01%		9.24%		5.88%		2.38%		(1.40)%		7.02%		5.91%		8.87%		5.59%

$329,539		$341,603		$372,643		$375,669		$397,055		$360,894		$298		$316		$320		$306		$268		$276

2.93%		2.21%		2.58%		3.59%		3.72%		4.29%		2.68%		2.00%		2.33%		3.33%		3.47%		4.09%
0.22%	(b)	0.21%	(b)	0.21%	(b)	0.20%	(b)	0.18%	(b)	0.20%	(b)	0.47%	(b)	0.46%	(b)	0.46%	(b)	0.45%	(b)	0.44%	(b)	0.45%	(b)
0.23%		0.23%		0.23%		0.23%		0.23%		0.23%		0.48%		0.48%		0.48%		0.48%		0.48%		0.48%
166%		348%		403%		393%		383%		357%		166%		348%		403%		393%		383%		357%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Money Market Fund
	Investment Class											Service Class
	3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09	3/31/14†		9/30/13		9/30/12		9/30/11		9/30/10		9/30/09
Inception date											12/2/97											9/30/05
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income/(loss) from investment operations:
Net investment income	—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.01	—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.01
Total income from investment operations	—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.01	—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.01
Less distributions from:
Net investment income	—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.01	—		—		—		—		—		0.01
Total distributions	—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.01	—		—		—		—		—		0.01
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
TOTAL RETURN (a)	0.00%		0.03%		0.07%		0.08%		0.04%		0.80%	0.00%		0.00%		0.00%		0.00%		0.00%		0.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$731,552		$678,041		$841,001		$751,565		$20,656		$31,040	$11		$11		$11		$11		$11		$11
Ratios to average net assets:
Net investment income	0.00%		0.03%		0.07%		0.11%		0.05%		0.80%	0.00%		0.00%		0.00%		0.00%		0.00%		0.55%
Net expenses	0.07%	(d)	0.11%	(d)	0.11%	(d)	0.11%	(d)	0.23%	(d)	0.24%	0.07%	(d)	0.14%	(d)	0.18%	(d)	0.24%	(d)	0.27%	(d)	0.48%
Gross expenses	0.12%		0.12%		0.11%		0.11%		0.25%		0.24%	0.37%		0.37%		0.36%		0.36%		0.49%		0.48%

See Notes to Financial Highlights and Notes to Financial Statements.

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.

(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund.

(c)	Less than $0.005.

(d)	GE Asset Management has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to extent necessary to maintain a minimum annualized yield of 0.00%. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by GE Asset Management at any time without prior notice.

†	Unaudited.

*	Per share values have been calculated using the average share method.

See Notes to Financial Highlights and Notes to Financial Statements.

Statements of Assets and Liabilities March 31, 2014 (Unaudited)	U.S. Equity Fund	S&P 500 Index Fund	U.S. Large-Cap Core Equity Fund

ASSETS
Investments in securities, at Fair Value (cost $594,683,045; $24,987,030; $77,475,036; $268,969,290; $929,181,862; $1,556,164,817; $673,074,913; $323,469,263 and $0, respectively)	$779,766,760	$34,644,434	$98,981,660
Investments in affiliated securities, at Fair Value (cost $0; $416,920; $0; $0; $0; $0; $0; $0 and $0, respectively	—	550,862	—
Short-term investments, at Amortized Cost	—	—	—
Short-term affiliated investments, at Amortized Cost	20,585,590	2,719,035	1,428,242
Repurchase agreements	—	—	—
Cash	—	135	—
Restricted cash	—	108,125	—
Foreign currency (cost $0; $0; $0; $0; $0; $1,262,367; $149,421; $0 and $0, respectively)	—	—	—
Receivable for investments sold	8,583,184	—	793,004
Income receivables	602,703	39,490	106,329
Receivable for fund shares sold	184,794	59,465	76,717
Variation margin receivable	54,902	17,860	7,715
Other assets	34,004	1,472	617
Total assets	809,811,937	38,140,878	101,394,284
LIABILITIES
Payable for investments purchased	8,921,831	590,775	710,565
Payable for fund shares redeemed	15,592	11,640	36,188
Payable to GEAM	242,520	4,578	35,987
Accrued other expenses	—	—	—
Variation margin payable	—	—	—
Accrued foreign capital gains tax	—	—	—
Total liabilities	9,179,943	606,993	782,740
NET ASSETS	$800,631,994	$37,533,885	$100,611,544
NET ASSETS CONSIST OF:
Capital paid in	584,716,904	48,511,968	73,331,769
Undistributed (distributions in excess of) net investment income	2,519,387	148,918	351,999
Accumulated net realized gain (loss)	28,256,591	(20,957,695)	5,415,370
Net unrealized appreciation (depreciation) on:
Investments	185,083,715	9,791,346	21,506,624
Futures	55,397	39,348	5,782
Foreign currency related transactions	—	—	—
NET ASSETS	$800,631,994	$37,533,885$	100,611,544
Investment Class:
Net Assets	$800,538,314	$30,622,007	$96,492,402
Shares outstanding ($0.001 par value, unlimited shares authorized)	49,148,632	1,728,051	9,106,954
Net asset value, offering and redemption price per share	$16.29	$17.72	$10.60
Service Class:
Net Assets	$93,680	$6,911,878	$4,119,142
Shares outstanding ($0.001 par value, unlimited shares authorized)	5,543	382,218	391,448
Net asset value, offering and redemption price per share	$16.90	$18.08	$10.52

See Notes to Financial Statements.

Premier Growth Equity Fund	Small-Cap Equity Fund	International Equity Fund	Strategic Investment Fund	Income Fund	Money Market Fund

$396,505,693	$1,254,463,891	$1,898,254,341	$784,625,074	$324,506,629	$—

—	—	—	—	—	—
—	—	—	—	—	623,691,220
13,055,809	82,651,308	61,420,010	114,948,794	28,284,891	—
—	—	—	—	—	115,700,000
—	7,791	—	50,816	9,685	—
—	1,570,000	1,814,000	157,000	—	—

—	—	1,263,607	149,646	—	—
419,760	4,185,134	—	17,166,995	17,145,015	—
231,765	1,009,790	7,339,388	2,183,348	1,628,103	1,242,843
210,314	37,767	126,611	14,570	25,607	5,033,690
27,134	632,769	291,985	461,156	98,469	—
15,715	55,645	47,095	36,619	11,821	34,379
410,466,190	1,344,614,095	1,970,557,037	919,794,018	371,710,220	745,702,132

1,197,848	5,492,945	12,746,810	55,930,067	41,795,591	—
65,852	1,251,103	1,801,083	372,289	16,082	14,096,147
127,835	991,438	910,250	251,037	61,850	42,672
—	—	—	—	—	136
—	—	—	1,343	—	—
—	—	769,662	83,776	—	—
1,391,535	7,735,486	16,227,805	56,638,512	41,873,523	14,138,955
$409,074,655	$1,336,878,609	$1,954,329,232	$863,155,506	$329,836,697	$731,563,177

275,106,534	953,466,891	1,971,594,705	734,849,461	331,203,591	731,746,224

820,861	438,186	21,836,038	4,853,690	332,899	—
5,601,592	58,118,081	(380,658,904)	11,773,200	(2,830,278)	(183,047)

127,536,403	325,282,029	341,319,862	111,466,384	1,037,366	—
9,265	(426,578)	186,069	209,760	93,119	—
—	—	51,462	3,011	—	—
$409,074,655	$1,336,878,609	$1,954,329,232	$863,155,506	$329,836,697	$731,563,177

$405,431,063	$1,336,753,457	$1,852,885,523	$863,088,956	$329,539,041	$731,551,846

29,492,936	67,109,325	141,681,412	65,331,997	34,895,418	731,801,042
$13.75	$19.92	$13.08	$13.21	$9.44	$1.00

$3,643,592	$125,152	$101,443,709	$66,550	$297,656	$11,331

267,309	6,258	7,803,123	5,070	30,832	11,342
$13.63	$20.00	$13.00	$13.13	$9.65	$1.00

Statements of Operations For the period ended March 31, 2014 (Unaudited)	U.S. Equity Fund	S&P 500 Index Fund	U.S. Large-Cap Core Equity Fund

INVESTMENT INCOME

Income
Dividend	$6,580,556	$324,501	$897,070
Interest	20,739	4,013	3,774
Income from affiliated investments	—	8,796	—
Less: Foreign taxes withheld	—	—	—
Total income	6,601,295	337,310	900,844

Expenses
Advisory and administration fees	1,394,208	25,543	209,661
Distribution and service: Service Class	112	7,953	4,850
Directors’ fees	12,129	621	3,955
Other expenses	—	28	—
Total expenses before waiver and reimbursement	1,406,449	34,145	218,466
Less: Expenses waived or borne by the adviser	(6,997)	(639)	(892)
Less: Expenses reimbursed by the adviser	—	—	—
Net expenses	1,399,452	33,506	217,574
Net investment income	5,201,843	303,804	683,270

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	50,231,016	5,689,032	6,222,380
Affiliated investments	—	80,743	—
Futures	1,153,563	227,998	357,108
Foreign currency transactions	—	—	—
Increase (decrease) in unrealized appreciation/ depreciation on:
Investments	29,744,316	(2,308,491)	4,564,221
Futures	156,701	68,078	37,404
Foreign currency translations	—	—	—
Net realized and unrealized gain (loss) on investments	81,285,596	3,757,360	11,181,113
Net increase (decrease) in net assets resulting from operations	$86,487,439	$4,061,164	$11,864,383

See Notes to Financial Statements.

Premier Growth Equity Fund	Small-Cap Equity Fund	International Equity Fund	Strategic Investment Fund	Income Fund	Money Market Fund

$2,863,289	$6,450,554	$30,008,625	$6,021,857	$11,128	$—
669	47,714	—	3,732,790	5,279,023	267,241
—	—	—	—	—	—
—	(22,790)	(814,378)	(82,298)	—	—
2,863,958	6,475,478	29,194,247	9,672,349	5,290,151	267,241

730,477	5,688,230	5,362,541	1,499,413	378,716	426,538
4,311	131	127,677	76	385	15
5,101	18,129	49,997	14,043	8,004	15,363
15	—	1,383	155	27	—
739,904	5,706,490	5,541,598	1,513,687	387,132	441,916
(3,073)	(24,890)	(7,435)	(33,246)	(10,655)	—
—	—	—	—	—	(174,675)
736,831	5,681,600	5,534,163	1,480,441	376,477	267,241
2,127,127	793,878	23,660,084	8,191,908	4,913,674	—

10,066,884	80,003,654	77,752,351	20,297,441	(898,953)	8,437
—	—	—	—	—	—
494,859	3,242,737	(228,727)	3,084,557	(727,524)	—
—	—	(472,169)	(38,214)	—	—

24,957,644	25,678,764	(15,196,226)	20,172,392	4,668,236	—
65,810	(788,242)	575,310	247,880	499,119	—
—	—	(111,714)	(10,495)	—	—
35,585,197	108,136,913	62,318,825	43,753,561	3,540,878	8,437
$37,712,324	$108,930,791	$85,978,909	$51,945,469	$8,454,552	$8,437

Statements of Changes in Net Assets	U.S. Equity Fund
	Six Months Ended March 31, 2014*	Year Ended September 30, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,201,843	$11,396,594
Net realized gain (loss) on investments, futures and foreign currency transactions	51,384,579	52,579,773
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	29,901,017	83,056,163
Net increase (decrease) from operations	86,487,439	147,032,530
Distributions to shareholders from:
Net investment income
Investment Class	(10,062,780)	(10,296,661)
Service Class	—	(40,211)
Net realized gains
Investment Class	(40,660,030)	—
Service Class	(4,598)	—
Total distributions	(50,727,408)	(10,336,872)
Increase (decrease) in assets from operations and distributions	35,760,031	136,695,658
Share transactions:
Proceeds from sale of shares
Investment Class	21,350,140	47,982,536
Service Class	346	244,119
Value of distributions reinvested
Investment Class	50,722,685	10,296,638
Service Class	4,570	40,206
Cost of shares redeemed
Investment Class	(74,892,131)	(84,809,474)
Service Class	—	(3,961,886)
Net increase (decrease) from share transactions	(2,814,390)	(30,207,861)
Total increase (decrease) in net assets	32,945,641	106,487,797

NET ASSETS
Beginning of period	767,686,353	661,198,556
End of period	$800,631,994	$767,686,353
Undistributed (distributions in excess of) net investment income, end of period	$2,519,387	$7,380,324
CHANGES IN FUND SHARES
Investment Class
Shares sold	1,343,546	3,472,402
Issued for distributions reinvested	3,257,719	806,947
Shares redeemed	(4,683,432)	(6,056,163)
Net increase (decrease) in fund shares	(82,167)	(1,776,814)
Service Class
Shares sold	21	17,381
Issued for distributions reinvested	282	3,093
Shares redeemed	—	(254,128)
Net increase (decrease) in fund shares	303	(233,654)

*	(Unaudited).

See Notes to Financial Statements.

S&P 500 Index Fund		U.S. Large-Cap Core Equity Fund		Premier Growth Equity Fund
Six Months Ended March 31, 2014*	Year Ended September 30, 2013	Six Months Ended March 31, 2014*	Year Ended September 30, 2013	Six Months Ended March 31, 2014*	Year Ended September 30, 2013

$303,804	$842,718	$683,270	$1,886,880	$2,127,127	$3,397,344

5,997,773	480,862	6,579,488	19,831,194	10,561,743	19,059,785

(2,240,413)	5,926,646	4,601,625	(5,548,038)	25,023,454	34,538,579
4,061,164	7,250,226	11,864,383	16,170,036	37,712,324	56,995,708

(671,910)	(633,163)	(1,158,271)	(3,609,374)	(3,141,777)	(3,226,746)
(78,090)	(81,168)	(37,701)	(65,779)	(19,790)	(26,113)

—	—	(17,427,031)	(17,344,084)	(10,172,708)	—
—	—	(706,418)	(355,202)	(89,483)	—
(750,000)	(714,331)	(19,329,421)	(21,374,439)	(13,423,758)	(3,252,859)
3,311,164	6,535,895	(7,465,038)	(5,204,403)	24,288,566	53,742,849

3,642,776	6,309,851	7,219,188	10,388,686	31,939,479	116,526,199
636,062	1,918,639	234,732	529,958	328,062	1,543,852

598,623	550,114	18,579,989	9,994,688	13,209,115	3,213,585
77,671	80,694	744,095	420,966	109,227	26,101

(19,035,665)	(1,872,382)	(12,794,429)	(110,193,434)	(33,083,149)	(61,583,047)
(371,942)	(1,340,276)	(157,891)	(865,935)	(218,533)	(1,038,133)
(14,452,475)	5,646,640	13,825,684	(89,725,071)	12,284,201	58,688,557
(11,141,311)	12,182,535	6,360,646	(94,929,474)	36,572,767	112,431,406

48,675,196	36,492,661	94,250,898	189,180,372	372,501,888	260,070,482
$37,533,885	$48,675,196	$100,611,544	$94,250,898	$409,074,655	$372,501,888

$148,918	$595,114	$351,999	$864,701	$820,861	$1,855,301

214,739	420,670	657,852	964,587	2,356,714	9,935,204
37,673	40,870	1,854,290	1,067,808	980,632	302,313
(1,194,996)	(125,492)	(1,196,431)	(11,244,242)	(2,434,306)	(5,454,120)
(942,584)	336,048	1,315,711	(9,211,847)	903,040	4,783,397

36,147	125,490	21,646	49,617	24,232	138,442
4,786	5,869	74,708	45,216	8,176	2,474
(21,764)	(90,174)	(14,927)	(78,343)	(16,365)	(89,628)
19,169	41,185	81,427	16,490	16,043	51,288

Statements of Changes in Net Assets	Small-Cap Equity Fund		International Equity Fund
	Six Months Ended March 31, 2014*	Year Ended September 30, 2013	Six Months Ended March 31, 2014*	Year Ended September 30, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$793,878	$3,949,003	$23,660,084	$30,780,498
Net realized gain (loss) on investments, futures and foreign currency transactions	83,246,391	102,600,279	77,051,455	188,781,637
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	24,890,522	184,631,569	(14,732,630)	159,051,736
Net increase (decrease) from operations	108,930,791	291,180,851	85,978,909	378,613,871
Distributions to shareholders from:
Net investment income
Investment Class	(1,300,365)	(4,220,615)	(29,089,518)	(38,226,277)
Service Class	—	(148)	(1,380,383)	(1,995,770)
Net realized gains
Investment Class	(121,161,646)	(73,908,394)	—	—
Service Class	(8,667)	(4,369)	—	—
Total distributions	(122,470,678)	(78,133,526)	(30,469,901)	(40,222,047)
Increase (decrease) in assets from operations and distributions	(13,539,887)	213,047,325	55,509,008	338,391,824
Share transactions:
Proceeds from sale of shares
Investment Class	54,943,730	83,402,018	68,930,203	148,396,185
Service Class	33,928	61,678	127,290	327,057
Value of distributions reinvested
Investment Class	122,459,420	78,129,009	29,022,015	38,147,063
Service Class	8,667	4,517	1,380,070	1,994,098
Cost of shares redeemed
Investment Class	(76,256,275)	(92,121,302)	(133,729,963)	(652,980,491)
Service Class	(3,345)	(36,749)	(4,355,872)	(40,493,002)
Net increase (decrease) from share transactions	101,186,125	69,439,171	(38,626,257)	(504,609,090)
Total increase (decrease) in net assets	87,646,238	282,486,496	16,882,751	(166,217,266)

NET ASSETS
Beginning of period	1,249,232,371	966,745,875	1,937,446,481	2,103,663,747
End of period	$1,336,878,609	$1,249,232,371	$1,954,329,232	$1,937,446,481
Undistributed (distributions in excess of) net investment income, end of period	$438,186	$944,673	$21,836,038	$28,645,855
CHANGES IN FUND SHARES
Investment Class
Shares sold	2,708,598	4,654,957	5,289,845	12,865,711
Issued for distributions reinvested	6,328,652	4,910,686	2,237,627	3,412,081
Shares redeemed	(3,802,881)	(5,240,543)	(10,359,748)	(57,585,228)
Net increase (decrease) in fund shares	5,234,369	4,325,100	(2,832,276)	(41,307,436)
Service Class
Shares sold	1,696	3,406	9,879	28,154
Issued for distributions reinvested	446	282	106,899	179,325
Shares redeemed	(158)	(2,020)	(336,700)	(3,479,754)
Net increase (decrease) in fund shares	1,984	1,668	(219,922)	(3,272,275)

*	(Unaudited).

See Notes to Financial Statements.

Strategic Investment Fund		Income Fund		Money Market Fund
Six Months Ended March 31, 2014*	Year Ended September 30, 2013	Six Months Ended March 31, 2014*	Year Ended September 30, 2013	Six Months Ended March 31, 2014*	Year Ended September 30, 2013

$8,191,908	$13,622,587	$4,913,674	$7,904,148	$—	$267,985
23,343,784	41,089,937	(1,626,477)	1,541,138	8,437	14,803
20,409,777	36,326,588	5,167,355	(13,537,966)	—	—
51,945,469	91,039,112	8,454,552	(4,092,680)	8,437	282,788

(13,471,250)	(14,422,388)	(4,865,339)	(7,816,362)	—	(267,985)
(856)	(1,045)	(4,097)	(5,968)	—	—

(29,582,200)	—	—	(13,054,435)	—	—
(2,199)	—	—	(10,149)	—	—
(43,056,505)	(14,423,433)	(4,869,436)	(20,886,914)	—	(267,985)
8,888,964	76,615,679	3,585,116	(24,979,594)	8,437	14,803

28,596,965	62,947,957	5,660,730	18,356,349	1,551,224,873	3,471,985,939
6,633	1,600	6,591	34,876	—	—

43,052,892	14,422,080	4,851,262	20,863,869	—	267,282
2,677	929	4,098	16,116	—	—

(45,447,315)	(68,899,777)	(26,158,243)	(45,300,988)	(1,497,722,139)	(3,635,228,322)
(471)	(12,270)	(31,867)	(35,146)	—	—
26,211,381	8,460,519	(15,667,429)	(6,064,924)	53,502,734	(162,975,101)
35,100,345	85,076,198	(12,082,313)	(31,044,518)	53,511,171	(162,960,298)

828,055,161	742,978,963	341,919,010	372,963,528	678,052,006	841,012,304
$863,155,506	$828,055,161	$329,836,697	$341,919,010	$731,563,177	$678,052,006
$4,853,690	$10,133,888	$332,899	$288,661	$—	$—

2,164,956	5,100,949	601,280	1,897,956	1,551,224,873	3,471,985,939
3,337,433	1,219,111	515,709	2,175,577	—	267,282
(3,431,068)	(5,573,604)	(2,797,485)	(4,713,473)	(1,497,722,139)	(3,635,228,322)
2,071,321	746,456	(1,680,496)	(639,940)	53,502,734	(162,975,101)

500	124	687	3,551	—	—
209	79	426	1,645	—	—
(36)	(957)	(3,326)	(3,474)	—	—
673	(754)	(2,213)	1,722	—	—

Notes to Financial Statements	March 31, 2014 (Unaudited)

1. Organization of the Funds

GE Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It currently comprises eleven investment funds (each a “Fund” and collectively the “Funds”) although only the following nine Funds are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, U.S. Large-Cap Core Equity Fund, Premier Growth Equity Fund, Small-Cap Equity Fund, International Equity Fund, Strategic Investment Fund, Income Fund and Money Market Fund. The Funds presently offer two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus).

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust.

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund’s income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Repurchase Agreements  Some of the Funds engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objectives or policies. The Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% for domestic securities and 105% for international securities of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency  Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Notes to Financial Statements	March 31, 2014 (Unaudited)

Derivatives  The Funds are subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain Funds used various types of derivatives (such as futures) to gain or hedge market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

Futures Contracts  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. During the six-month period ended March 31, 2014, the U.S. Equity Fund, S&P 500 Index Fund, U.S. Large-Cap Core Equity Fund, Premier Growth Equity Fund, Small-Cap Equity Fund and the International Equity Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. The Strategic Investment Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

When-Issued Securities and Forward Commitments  Certain Funds purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Forward Foreign Currency Exchange Contracts  Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in a Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedules of Investments. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (or liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related

Notes to Financial Statements	March 31, 2014 (Unaudited)

transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of a Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  The Funds pay a “unitary fee” to GEAM equivalent to the Funds’ advisory and administration fee. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust’s independent Trustees, distribution and shareholder servicing fees, brokerage fees and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

Federal Income Taxes  The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of their taxable net investment income, tax-exempt income, and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

3. Security Valuation and Transactions

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition,

Notes to Financial Statements	March 31, 2014 (Unaudited)

pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances, the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Notes to Financial Statements	March 31, 2014 (Unaudited)

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2014:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities †
	Common Stock	$767,236,383	$—	$—	$767,236,383
	Exchange Traded Funds	12,530,377	—	—	12,530,377
	Short-Term Investments	20,585,590	—	—	20,585,590

	Total Investments in Securities	$800,352,350	$—	$—	$800,352,350

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$55,397	$—	$—	$55,397

S&P 500 Index Fund	Investments in Securities †
	Common Stock	$35,195,296	$—	$—	$35,195,296
	Short-Term Investments	2,719,035	—	—	2,719,035

	Total Investments in Securities	$37,914,331	$—	$—	$37,914,331

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$39,348	$—	$—	$39,348

U.S. Large-Cap Core Equity Fund	Investments in Securities †
	Common Stock	$97,375,434	$—	$—	$97,375,434
	Exchange Traded Funds	1,606,226	—	—	1,606,226
	Short-Term Investments	1,428,242	—	—	1,428,242

	Total Investments in Securities	$100,409,902	$—	$—	$100,409,902

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$5,782	$—	$—	$5,782

Notes to Financial Statements	March 31, 2014 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total

Premier Growth Equity Fund	Investments in Securities †
	Common Stock	$396,505,693	$—	$—	$396,505,693
	Short-Term Investments	13,055,809	—	—	13,055,809

	Total Investments in Securities	$409,561,502	$—	$—	$409,561,502

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$9,265	$—	$—	$9,265

Small-Cap Equity Fund	Investments in Securities †
	Common Stock	$1,254,463,891	$—	$—	$1,254,463,891
	Short-Term Investments	82,651,308	—	—	82,651,308

	Total Investments in Securities	$1,337,115,199	$—	$—	$1,337,115,199

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(426,578)	$—	$—	$(426,578)

International Equity Fund	Investments in Securities †
	Common Stock	$1,860,375,766	$—	$—	$1,860,375,766
	Preferred Stock	37,878,575	—	—	37,878,575
	Short-Term Investments	61,420,010	—	—	61,420,010

	Total Investments in Securities	$1,959,674,351	$—	$—	$1,959,674,351

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$316,154	$—	$—	$316,154
	Long Futures Contracts — Unrealized Depreciation	(130,085)	—	—	(130,085)

	Total Other Financial Instruments	$186,069	$—	$—	$186,069

Strategic Investment Fund	Investments in Securities †
	Domestic Equity	$312,860,950	$—	$—	$312,860,950
	Foreign Equity	193,330,837	59,238	—	193,390,075
	U.S. Treasuries	—	81,845,845	—	81,845,845
	Agency Mortgage Backed	—	74,492,309	—	74,492,309
	Agency Collateralized Mortgage Obligations	—	561,369	—	561,369
	Asset Backed	—	100,278	—	100,278
	Corporate Notes	—	83,616,387	—	83,616,387
	Non-Agency Collateralized Mortgage Obligations	—	12,838,605	—	12,838,605
	Sovereign Bonds	—	3,529,128	—	3,529,128
	Municipal Bonds and Notes	—	1,274,137	—	1,274,137
	Exchange Traded Funds	20,115,991	—	—	20,115,991
	Short-Term Investments	114,948,794	—	—	114,948,794

	Total Investments in Securities	$641,256,572	$258,317,296	$—	$899,573,868

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$101,446	$—	$—	$101,446
	Long Futures Contracts — Unrealized Depreciation	(40,971)	—	—	(40,971)
	Short Futures Contracts — Unrealized Appreciation	225,581	—	—	225,581
	Short Futures Contracts — Unrealized Depreciation	(76,296)	—	—	(76,296)

	Total Other Financial Instruments	$209,760	$—	$—	$209,760

Notes to Financial Statements	March 31, 2014 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$100,578,403	$—	$100,578,403
	Agency Mortgage Backed	—	91,151,527	—	91,151,527
	Agency Collateralized Mortgage Obligations	—	1,108,102	—	1,108,102
	Asset Backed	—	518,615	—	518,615
	Corporate Notes	—	105,388,355	—	105,388,355
	Non-Agency Collateralized Mortgage Obligations	—	18,219,137	—	18,219,137
	Sovereign Bonds	—	5,048,481	—	5,048,481
	Municipal Bonds and Notes	—	2,169,213	—	2,169,213
	Preferred Stock	324,796	—	—	324,796
	Short-Term Investments	28,284,891	—	—	28,284,891

	Total Investments in Securities	$28,609,687	$324,181,833	$—	$352,791,520

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$1,664	$—	$—	$1,664
	Long Futures Contracts — Unrealized Depreciation	(25,694)	—	—	(25,694)
	Short Futures Contracts — Unrealized Appreciation	256,296	—	—	256,296
	Short Futures Contracts — Unrealized Depreciation	(139,147)	—	—	(139,147)

	Total Other Financial Instruments	$93,119	$—	$—	$93,119

Money Market Fund	Investments in Securities†
	U.S. Treasuries	$—	$447,728,678	$—	$447,728,678
	U.S. Government Agency Obligations	—	166,472,057	—	166,472,057
	Repurchase Agreements	—	115,700,000	—	115,700,000
	Time Deposit	—	9,490,485	—	9,490,485

	Total Investments in Securities	$—	$739,391,220	$—	$739,391,220

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4. Derivatives Disclosure

Shown below are the derivative contracts entered into by each Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of March 31, 2014.

	Asset Derivatives March 31, 2014		Liability Derivatives March 31, 2014
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)	Location in the Statements of Assets and Liabilities	Fair Value ($)
U.S. Equity Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	55,397*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	—

Notes to Financial Statements	March 31, 2014 (Unaudited)

	Asset Derivatives March 31, 2014		Liability Derivatives March 31, 2014
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)	Location in the Statements of Assets and Liabilities	Fair Value ($)
S&P 500 Index Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	39,348*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	—
U.S. Large-Cap Core Equity Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	5,782*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	—
Premier Growth Equity Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	9,265*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	—
Small-Cap Equity Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	—	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	(426,578)*
International Equity Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	316,154*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	(130,085)*
Strategic Investment Fund
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	101,446*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	(15,610)*
Interest Rate Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	225,581*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	(101,657)*
Income Fund
Interest Rate Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	257,960*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	(164,841)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Notes to Financial Statements	March 31, 2014 (Unaudited)

Shown below are the effects of derivative instruments on the Funds’ Statements of Operations, summarized by primary risk exposure.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
			Realized Gain/(Loss)	Unrealized Gain/(Loss)
U.S. Equity Fund
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	84,241,661/(88,235,707)	1,153,563	156,701
S&P 500 Index Fund
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	5,130,313/(5,942,076)	227,998	68,078
U.S. Large-Cap Core Equity Fund
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	9,979,660/(12,539,326)	357,108	37,404
Premier Growth Equity Fund
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	19,663,847/(21,935,273)	494,859	65,810
Small-Cap Equity Fund
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	150,100,417/(142,845,741)	3,242,737	(788,242)
International Equity Fund
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	153,839,677/(173,812,744)	(228,727)	575,310

Notes to Financial Statements	March 31, 2014 (Unaudited)

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Strategic Investment Fund
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	70,659,500/(85,143,273)	3,367,254	252,909
Interest Rate Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	346,570,057/(350,354,395)	(282,697)	(5,029)
Income Fund
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	459,142,439/(449,479,973)	(727,524)	499,119

5. Line of Credit

The Trust (excluding the S&P 500 Index Fund) shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The current revolving credit facility requires the payment of a commitment fee equal to 0.10% per annum on the daily unused portion of the credit facility, payable quarterly by GEAM and included in the “unitary fee” paid by the Funds. In addition, the Trust has a $100 million uncommitted, unsecured line of credit with State Street.

Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points (0.50%) and would be borne by the borrowing Fund. The maximum borrowing allowed by any one Fund is the lesser of (i) 33.33% of the Funds’ total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Trust during the six-month period ended March 31, 2014.

6. Fees and Compensation Paid to Affiliates

Advisory and Administration Fees paid to GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administrative fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Advisory and Administration Fees
U.S. Equity Fund	First $25 million	0.55%
U.S. Large-Cap Core Equity Fund	Next $25 million	0.45%
Premier Growth Equity Fund	Over $50 million	0.35%
S&P 500 Index Fund	All assets	0.15%
Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%

Notes to Financial Statements	March 31, 2014 (Unaudited)

Fund	Average Daily Net Assets of Fund	Advisory and Administration Fees
International Equity Fund	First $25 million	0.75%
	Next $50 million	0.65%
	Over $75 million	0.55%
Strategic Investment Fund	First $25 million	0.45%
	Next $25 million	0.40%
	Over $50 million	0.35%
Income Fund	First $25 million	0.35%
	Next $25 million	0.30%
	Next $50 million	0.25%
	Over $100 million	0.20%
Money Market Fund†	First $25 million	0.25%
	Next $25 million	0.20%
	Next $50 million	0.15%
	Over $100 million	0.10%

†	The Distribution and/or Service (12b-1) Fee may be voluntarily reduced by GE Investment Distributors, Inc. (the Fund’s principal distributor) on a temporary basis to the extent necessary to maintain a minimum annualized net yield of 0.00% for the Service Class, but may return to its stated level at any time without prior notice. Further, to the extent necessary, GEAM may also voluntarily reduce its advisory and administration fees and/or subsidize certain expenses of the Fund to maintain a minimum annualized net yield of 0.00% for all share classes. This voluntary fee reduction and/or expense subsidy may be modified or discontinued by GE Asset Management at any time without prior notice. There can be no assurance that either of these fee reductions will be sufficient to avoid any loss.

GEAM has a contractual arrangement with each non-money market Fund to waive a portion of its management fee charged to a Fund in an amount equal to the management fee payable to GEAM by the GE Institutional Money Market Fund with respect to that Fund’s cash holdings invested in the GE Institutional Money Market Fund.

Distribution and Shareholder Servicing Fees  The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund. Each Fund pays GE Investment Distributors, Inc. (“GEID”), a wholly-owned subsidiary of GEAM and the Funds’ principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.25% for Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

Trustee Compensation  The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statements of Operations. These fees are allocated pro rata across the Funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees’ compensation please refer to the Funds’ Statement of Additional Information).

7. Sub-Advisory Fees

For certain funds that have retained sub-advisers to manage all or a portion of the respective Fund’s assets, GEAM pays each sub-adviser an investment sub-advisory fee out of the management fee that it receives from the respective Fund. The investment sub-advisory fee is paid by GEAM monthly and is based upon the average daily net assets of the respective Fund’s assets that are allocated to and managed by the sub-adviser. Each such sub-adviser is responsible for the day-to-day management of those assets of the Fund that are

Notes to Financial Statements	March 31, 2014 (Unaudited)

allocated to the sub-adviser, including the responsibility for making decisions to buy, sell or hold a particular security with respect to those assets. For their services, GEAM pays an investment sub-advisory fee to each of Palisade Capital Management, L.L.C., Champlain

Investment Partners, LLC, GlobeFlex Capital, L.P., SouthernSun Asset Management, LLC and Kennedy Capital Management, Inc., sub-advisers to the Small-Cap Equity Fund, and SSgA Funds Management, Inc., sub-adviser to the S&P 500 Index Fund.

8. Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended March 31, 2014, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
U.S. Equity Fund	$—	$—	$155,794,768	$198,575,707
S&P 500 Index Fund	—	—	3,983,331	18,169,018
U.S. Large-Cap Core Equity Fund	—	—	23,573,371	25,996,419
Premier Growth Equity Fund	—	—	37,672,415	32,894,299
Small-Cap Equity Fund	—	—	243,167,980	263,423,524
International Equity Fund	—	—	368,278,656	386,508,578
Strategic Investment Fund	496,290,682	454,234,395	140,624,875	186,137,810
Income Fund	477,895,698	441,477,293	63,115,717	112,352,917

Affiliated Investments  Transactions with affiliated investments for the six-month period ended March 31, 2014 were as follows:

S&P 500 Index Fund

Security	Value, Beginning of period	Cost of purchases	Proceeds from sales	Dividend/Interest income	Realized gain (loss)	Value, end of period
General Electric, Common Stock	$747,112	$55,807	$(296,772)	$8,796	$80,743	$550,862

9. Income Taxes

The Funds are subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Funds’ net assets required under ASC 740. The Funds’ 2010, 2011, 2012 and 2013 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

Notes to Financial Statements	March 31, 2014 (Unaudited)

At March 31, 2014, information on the tax cost of investments was as follows:

	Cost of Investment for Tax Purposes	Gross Tax		Net Tax Appreciation/ (Depreciation)
Fund		Appreciation	Depreciation

U.S. Equity Fund	$615,268,635	$185,798,814	$(715,099)	$185,083,715

S&P 500 Index Fund	28,122,985	10,081,926	(290,580)	9,791,346

U.S. Large-Cap Core Equity Fund	78,903,278	21,564,530	(57,906)	21,506,624

Premier Growth Equity Fund	282,025,099	127,536,403	—	127,536,403

Small-Cap Equity Fund	1,011,833,170	345,073,121	(19,791,092)	325,282,029

International Equity Fund	1,617,584,827	372,447,909	(30,358,385)	342,089,524

Strategic Investment Fund	788,023,707	116,848,274	(5,298,113)	111,550,161

Income Fund	351,754,154	4,143,233	(3,105,867)	1,037,366

Money Market Fund	739,391,220	—	—	—

As of September 30, 2013, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders.

Fund	Short Term	Long Term	Expires
S&P 500 Index Fund	$71,496	$—	9/30/2017
	21,981,414	—	9/30/2018
	1,202,747	—	9/30/2019
	—	3,569,762	N/A
International Equity Fund	3,458,068	—	9/30/2017
	292,151,619	—	9/30/2018
	140,255,693	—	9/30/2019
Money Market Fund	15,103	—	9/30/2017
	68	—	9/30/2018
	176,313	—	N/A

The amounts above will be available to offset future taxable capital gains. Pursuant to the Regulated Investment Company Modernization Act of 2010, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered entirely short-term as under previous law.

Any qualified late-year loss is deemed to arise on the first day of the Funds’ next tax year (if the Funds elect to defer such loss). Under this regime, generally, the Funds can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Funds elected to defer qualified late-year losses for the year ended September 30, 2013 as follows:

Fund	Capital	Ordinary
Income Fund	$(1,388,096)	$—

Notes to Financial Statements	March 31, 2014 (Unaudited)

Distributions to Shareholders The Income Fund and Money Market Fund declare net investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income, if any, annually. All Funds declare and pay distributions annually from net realized capital gains in excess of capital loss carryforwards, if any. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

These differences include (but are not limited to) treatment of realized and unrealized gains and losses on forward foreign currency exchange contracts, paydown gains and losses on mortgage-backed securities, investments organized as partnerships for tax purposes, foreign taxes payable, investments in futures, investments in passive foreign investment companies, distributions from Real Estate Investment Trusts (REITs), losses deferred to offsetting positions, and losses deferred due to wash sale transactions.

The tax character of distributions paid during the years ended September 30, 2013 and September 30, 2012 is as follows:

	September 30, 2013		September 30, 2012
Fund	Ordinary Income	Long Term Capital Gains	Ordinary Income	Long Term Capital Gains
U.S. Equity Fund	$10,336,872	$—	$7,041,157	$—
S&P 500 Index Fund	714,331	—	936,162	—
U.S. Large-Cap Core Equity Fund	7,120,344	14,254,095	3,125,671	2,527,043
Premier Growth Equity Fund	3,252,859	—	2,499,968	—
Small-Cap Equity Fund	17,216,640	60,916,886	3,642,244	5,132,806
International Equity Fund	40,222,047	—	56,281,710	—
Strategic Investment Fund	14,423,433	—	14,157,676	—
Income Fund	20,606,289	280,625	16,294,511	—
Money Market Fund	267,985	—	550,210	—

10. Subsequent Events

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. At a meeting held on April 1, 2014, the Board of Trustees approved a plan of dissolution, liquidation and termination of the Money Market Fund. The liquidation is expected to occur on or about June 30, 2014, after which the fund will cease operations.

Advisory Agreement Approval	(Unaudited)

Disclosure for the Boards of Trustees’ Consideration of the Renewal of the GE Institutional Funds’ Advisory Agreements

The Board of Trustees of the GE Institutional Funds (the “Board”), including the independent Board members, considered and unanimously approved the continuance for an additional year of each of the Funds’ Investment Advisory and Administration Agreements with GE Asset Management Incorporated (“GEAM”); with respect to the S&P 500 Index Fund, the continuance of the Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (“SSgA”); and with respect to the Small-Cap Equity Fund, the continuance of the Investment Sub-Advisory Agreements with each of the Fund’s sub-advisers, Palisade Capital Management, L.L.C. (“Palisade”), Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., SouthernSun Asset Management, LLC and Kennedy Capital Management, Inc. at meetings held on December 11 and December 13, 2013.

In considering all of these approvals, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by GEAM and each of the sub-advisers. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by independent third party provider Morningstar, Inc. (“Morningstar”). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as any of the Funds. The Board had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving each Fund’s investment advisory and sub-advisory agreements, as applicable, the independent Board members reviewed the information provided with management of GEAM and with their independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM or any of the sub-advisers were present. The independent Board members and their independent legal counsel requested, received and considered additional information from GEAM following these sessions.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM’s business and the services it provides to each Fund. Also in advance of the meetings, the Board members received from each of the sub-advisers a written response to a letter of inquiry prepared by GEAM at the Board’s request, which included substantial exhibits and other materials related to the business of, and the services provided by, each of the sub-advisers to the Small-Cap Equity Fund or the S&P 500 Index Fund, as applicable. The Board members took into account their experience as Board members and particularly their previous consideration of these types of agreements. When feasible, information was presented in a manner to facilitate comparison to prior periods and to reflect certain enhancements to GEAM’s infrastructure, systems and shareholder servicing model. To focus their review, the Board members asked GEAM management and each of the sub-advisers, in their oral presentations and/or written materials, to highlight material differences from the information presented in recent years.

During the meetings, the Board members had an opportunity to discuss this information with GEAM representatives, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members also had an opportunity to hear presentations by representatives of each of the sub-advisers during the past year. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning each of their investment processes.

In reaching their determinations relating to continuance of the Funds’ investment advisory and sub-advisory agreements, as applicable, the Board members considered all factors that they deemed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. The Board members evaluated the information provided to them, for

Advisory Agreement Approval	(Unaudited)

each Fund on a fund-by-fund basis, and their determinations were made separately in respect of each Fund. In particular, the Board members focused on the following with respect to each Fund:

The Nature, Extent And Quality Of Services Provided.

The Board members reviewed the services provided by GEAM and each of the sub-advisers, in particular taking into account their past experiences with GEAM, Palisade and SSgA. In connection with their consideration of GEAM’s services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments and brokers; with respect to the sub-advised funds, effective processes used for overseeing sub-advisers; and with respect to the Small-Cap Equity Fund, effective processes used for overseeing multiple sub-advisers; (iii) effective processes used for providing Fund administration, including controllership and compliance functions, the optimization of its Fund administration platform and the continued oversight of the performance of other companies that provide services to the Funds and their shareholders; (iv) highly skilled professionals including analysts, research professionals, traders and portfolio managers with a depth of experience relevant to the Funds; (v) access to significant and enhanced technological resources from which the Funds may benefit; and (vi) a favorable history and reputation. The Board members noted that the Funds represent only a small portion of the assets managed by GEAM, but benefit from a full array of services and resources provided by GEAM.

In connection with their consideration of the services provided by each of the sub-advisers, the Board members focused on the favorable attributes of the sub-advisers relating to their respective investment philosophies and disciplines, experienced investment and trading personnel, systems and other resources, including research capabilities of the sub-advisers for the Small-Cap Equity Fund, and favorable histories and reputations.

In light of the foregoing, the Board, including the independent Board members, concluded that the services provided by GEAM and each of the sub-advisers continue to be satisfactory.

Investment Performance Of The Funds And The Sub-Advisers.

The Board members considered the investment performance of each of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indices and peer groupings of mutual funds prepared by Morningstar with respect to various periods. The Board members also engaged in detailed discussions with GEAM management and, in connection with the Small-Cap Equity Fund and the S&P 500 Index Fund, representatives of each of the sub-advisers at meetings held throughout the year, about each of their investment processes and performance results. These discussions focused on each Fund’s investment objective, GEAM’s asset allocation process (if applicable), the number and experience of portfolio management and supporting research personnel, each Fund’s investment style and approach employed, the likely market cycles for each Fund’s investment style and, in some instances, relative underperformance in certain periods. The Board also considered the Small-Cap Equity Fund’s multi-manager structure and how each sub-adviser’s approach to small-cap investing fits within the Fund’s overall strategy. The Board members discussed GEAM’s investment approach with respect to each of the Funds, that the performance of the Funds generally is consistent with GEAM’s articulated long-term approach and overall investment philosophy and, if applicable, reasons for a Fund’s underperformance in recent periods.

The Board, including the independent Board members, concluded that each Fund’s performance was acceptable overall taking into consideration the factors discussed above.

Cost Of The Services Provided And Profits Realized From The Relationships With The Funds.

The Board members considered the fees paid to GEAM by the Funds, as well as those paid to each of the sub-advisers by GEAM, and the cost of the services provided by GEAM and each of the sub-advisers. The Board members reviewed the information they had requested from GEAM and each of the sub-advisers concerning their profitability.

Advisory Agreement Approval	(Unaudited)

The Board members considered the profit margin information for GEAM’s investment company business as a whole, as well as GEAM’s profitability data for each Fund. GEAM reviewed with the Board the Funds’ unitary fee structure where GEAM (and not the Funds) bears most of the Funds’ operating expenses, therefore affecting GEAM’s profitability. The Board members reviewed GEAM’s assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business. The Board members also considered information regarding the calculation methodology provided by certain of the sub-advisers in preparing their respective profitability data.

Information was presented regarding the financial condition of GEAM and each of the sub-advisers for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Funds compared to similar mutual funds managed by GEAM, and noted that GEAM, and not the Funds, pays the sub-advisory fees to the sub-advisers. In connection with the Small-Cap Equity Fund, GEAM reviewed the services related to the allocation of assets among, and oversight of, multiple sub-advisers as a result of the Fund’s multi-manager structure. The Board members determined that GEAM and each of the sub-advisers should be entitled to earn a reasonable level of profits for the services they provide to the Funds. The Board members also recognized that GEAM has made and continues to make significant investments in its business in fulfilling its obligations to the Funds and supporting its Fund-related activities.

Based on their review, the Board, including the independent Board members, concluded that they were satisfied that the level of profitability achieved by GEAM and each of the sub-advisers from their relationship with the Funds was not unreasonable or excessive.

The Extent To Which Economies Of Scale Would Be Realized As Each Fund Grows And Whether Fee Levels Would Reflect Such Economies Of Scale.

The Board members considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. GEAM reviewed with the Board members that it generally charged comparatively lower fees to the Funds since inception, that all Funds (other than the S&P 500 Index Fund) are subject to breakpoints in their management fee and that GEAM (and not the Funds) bears most of the Funds’ operating expenses. Therefore, GEAM is already sharing the low-fee benefits of larger asset sizes. The Board members also considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Funds of GEAM’s past investment in its operations through expenditures to support its substantial infrastructure, generally lower Fund fees and payment of Fund operating expenses and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to each Fund of being able to leverage a favorable cost structure achieved with respect to each Fund’s other operating expenses as a result of GEAM’s large overall base of assets under management and its vendor management practices.

Comparison Of Services To Be Rendered And Fees To Be Paid.

The Board members discussed the respective services provided to the Funds by GEAM and each of the sub-advisers and the fees charged for those services, including for the sub-advised funds, (i) the allocation of the total advisory fees between GEAM and the sub-adviser(s), and (ii) the services required of GEAM to oversee the Fund’s sub-adviser, or multiple sub-advisers in the case of the Small-Cap Equity Fund. The Board members reviewed information concerning the fee and expense ratios for each Fund and comparative information with respect to peer groupings of mutual funds prepared by Morningstar. They discussed that most of the Funds’ figures were generally below the applicable peer group medians and, therefore, the Funds are generally charged a competitive rate in comparison to their peers. The Board also considered GEAM’s comparatively lower historical fee structure overall relative to advisers of other comparable industry peer group funds and noted that GEAM has generally foregone a higher rate of fee for most of the Funds since the inception of its relationship with the Funds.

Advisory Agreement Approval	(Unaudited)

In connection with each of the sub-advised Funds, the Board members reviewed comparative mutual fund and/or other account fee information provided by each of the sub-advisers. The Board, including the independent Board members, concluded that, based on this information, the advisory fees and, with respect to the sub-advised Funds, the sub-advisory fees paid to each of the sub-advisers, were reasonable in relation to the services provided to the Funds.

Fall-Out Benefits.

The Board members considered other actual and potential financial benefits that GEAM and each of the sub-advisers may derive from their respective relationships with the Funds, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that each Fund benefits from the vast array of resources available through GEAM, and that each Fund represents only a small portion of the assets managed by GEAM.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Board, including the independent Board members, concluded that renewal of each Fund’s investment advisory agreement and, to the extent applicable, each sub-advisory agreement was in the best interests of the Fund and its shareholders.

Advisory Agreement Approval	(Unaudited)

Approval of a New Sub-Advisory Agreement with SouthernSun Asset Management, LLC by the Board and the Independent Board Members

At a meeting held on March 6, 2014 (the “Meeting”), the Board, including the independent Board members, considered the acquisition of SouthernSun Asset Management, LLC (“SouthernSun”) by Affiliated Managers Group, Inc. which was anticipated to close in April 2014 (the “Transaction”). At the Meeting, the Board was advised that the Transaction would result in a change of control of SouthernSun, and, consequently, the assignment and automatic termination of the previous sub-advisory agreement with SouthernSun pursuant to the terms of said agreement and provisions of the 1940 Act. At the Meeting, the Board discussed the Transaction with representatives of GEAM, as well as the terms of the new sub-advisory agreement and the implications, if any, that the closing of the Transaction would have for SouthernSun’s performance as an investment sub-adviser to the Small-Cap Equity Fund (the “Fund”). At the Meeting, representatives of GEAM confirmed that there would be no change in SouthernSun’s investment process or personnel who have been principally responsible for managing its allocated portion of the Fund as a result of the Transaction. In addition, representatives of GEAM confirmed that SouthernSun continued to effectively complement the Fund’s other sub-advisers and that the terms of the new sub-advisory agreement with SouthernSun were substantially the same in all material respects to the previous sub-advisory agreement with SouthernSun.

In order for SouthernSun to provide uninterrupted investment sub-advisory services to the Fund after consummation of the Transaction, the Board, including a majority of the independent Board members, approved the continuation of SouthernSun as a sub-adviser for the Fund and the new sub-advisory agreement with SouthernSun, effective upon consummation of the Transaction. In determining whether to approve the new sub-advisory agreement with SouthernSun, the Board considered the materials prepared by GEAM and SouthernSun received in advance of the annual contract renewal Board meetings held on December 11 and 13, 2013 and the Meeting and other information, which included: (i) a copy of a form of the new sub-advisory agreement with SouthernSun; (ii) information regarding the process by which GEAM initially recommended SouthernSun for Board approval, and more recently, recommended that the Board approve the continuation of SouthernSun, and GEAM’s rationale for retaining SouthernSun following the closing of the Transaction; (iii) information regarding the nature, extent and quality of the services that SouthernSun provided to the Fund; (iv) information regarding SouthernSun’s reputation, investment management business, personnel, and operations, and the effect that the Transaction may have on SouthernSun’s business and operations; (v) information regarding SouthernSun’s brokerage and trading policies and practices; (vi) information regarding the level of sub-advisory fees charged by SouthernSun; (vii) information regarding SouthernSun’s compliance program; (viii) information regarding SouthernSun’s historical performance returns managing its allocated portion of the Fund and investment mandates similar to the Fund’s investment mandate, including information comparing that performance to a relevant index; and (ix) information regarding SouthernSun’s financial condition before and after the Transaction. The Board also considered the substance of its discussions with representatives of GEAM at the December 13, 2013 Board meeting and the Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act. In particular, the Board members focused on the following:

The Nature, Extent and Quality of Services Expected to be Provided.

The Board reviewed the services expected to be provided to the Fund by SouthernSun. The Board noted that as a result of the Transaction, there would be no changes in the nature, extent or quality of the sub-advisory services currently provided by SouthernSun, or in the portfolio management of the Fund with respect to the assets it managed. The Board focused on its extensive past experiences with SouthernSun in connection with its services as a sub-adviser to the Fund. The Board considered SouthernSun’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, and its experienced professionals, including research analysts and portfolio managers with experience involving small-cap equity securities. The Board also considered the

Advisory Agreement Approval	(Unaudited)

review process undertaken by GEAM and GEAM’s favorable assessment of the nature and quality of the investment sub-advisory services provided and expected to be provided to the Fund by SouthernSun after consummation of the Transaction.

In light of the foregoing, the Board, including the independent Board members, concluded that the services expected to be provided by SouthernSun would be satisfactory and would have the potential to benefit the Fund.

Investment Performance of SouthernSun.

The Board members considered the investment performance of SouthernSun for various periods focusing on SouthernSun’s investment performance with respect to the Fund and its history of sub-advising the Fund. The Board members reviewed detailed information provided by GEAM and SouthernSun comparing SouthernSun’s performance to that of relevant securities indices and peer groupings over these periods, at the Meeting as well as the annual contract renewal meetings held on December 11 and 13, 2013. On this basis, the Board, including the independent Board members, concluded that SouthernSun’s historical performance record in managing its allocated portion of the Fund’s investment portfolio, when viewed together with the other factors considered by the Board, supported a decision to approve the new sub-advisory agreement with SouthernSun.

Cost of the Services to be Provided and Profits to be Realized from the Relationship with the Fund.

The Board considered the proposed fee payable under the new sub-advisory agreement with SouthernSun, noting that the fee would be paid by GEAM, and not the Fund, and, thus, would not impact the fee paid by the Fund. The Board considered that the proposed fee to be paid to SouthernSun by GEAM under the new sub-advisory agreement with SouthernSun was the same as the fee paid under the previous sub-advisory agreement with SouthernSun and had been negotiated at arm’s-length. Given the arm’s-length nature of the arrangement, the Board concluded that the fee payable to SouthernSun by GEAM under the new sub-advisory agreement with SouthernSun with respect to the assets to be allocated to SouthernSun was reasonable and appropriate.

In addition, the Board recognized that, because the fee payable to SouthernSun was the same as the fee paid under the previous sub-advisory agreement and would continue to be paid by GEAM, the Transaction had no impact on the profitability of the Fund to GEAM and an analysis of profitability in general was more appropriate in the context of the Board’s consideration of the advisory agreement with GEAM. Accordingly, considerations of profitability with respect to approval of the new sub-advisory agreement with SouthernSun were not relevant to the Board’s determination to approve the agreement.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board recognized that this consideration is less relevant with respect to the proposed sub-advisory fee, because GEAM will pay SouthernSun out of its advisory fees received from the Fund, and noted that the Board considered economies of scale for the Fund in connection with the annual renewal of GEAM’s advisory agreement with the Fund.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services expected to be provided to the Fund by SouthernSun, and the proposed fee to be charged to GEAM for those services. The Board members noted they had reviewed information regarding the proposed sub-advisory fee at the meetings held on December 11 and 13, 2013, and noted that it would be competitive with applicable peer group averages.

The Board, including the independent Board members, concluded that, based on this information, the proposed sub-advisory fee would be reasonable in relation to the services expected to be provided to the Fund.

Fall-Out Benefits.

The Board considered that there may be financial benefits that SouthernSun derives from its relationship with GEAM and the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board

Advisory Agreement Approval	(Unaudited)

did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed fee to SouthernSun.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent Board members, concluded that the new sub-advisory agreement with SouthernSun was in the best interest of the Fund and its shareholders.

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees. Information pertaining to the Trustees and officers of the Funds is set forth below.

Interested Trustees and Executive Officers

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    48

Position(s) Held with Fund    Trustee and President

Term of Office and Length of Time Served    Until successor is elected and qualified – Less than 1 year

Principal Occupation(s) During Past 5 Years     Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Trustee    25

Other Directorships Held by Trustee     Director and President of GE Investments Funds, Inc. since 2014; Trustee of Elfun Funds since 2014; Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Trustee and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 7 years

Principal Occupation(s) During Past 5 Years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Trustee    25

Other Directorships Held by Trustee    Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Director and Executive Vice President of GE Investments Funds, Inc. since July 2007; Director of GEAM since July 2007; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; Director of GE Investment Distributors, Inc. since June 2011.

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – 3 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Deputy General Counsel of GEAM since March 2011; Vice President and Secretary of GE Investments Funds, Inc. since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since September 2010; Senior Vice President and Associate General Counsel of GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 Years    Chief Compliance Officer of GEAM, GE Investments Funds, Inc., Elfun Funds, and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002 to 2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 3 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Investments Funds, Inc., Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President of Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Additional Information	(Unaudited)

Non-Interested Trustees

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified – 17 years

Principal Occupation(s) During Past 5 Years    General Partner, NGN Capital LLC since 2006; Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Trustee    17

Other Directorships Held by Trustee    Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of Neuroscience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008 and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Trustee

Term of Office and Length of Time Served    Until successor is elected and qualified – 3 years

Principal Occupation(s) During Past 5 Years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Trustee    17

Other Directorships Held by Trustee    Director of GE Investments Funds, Inc. since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Trustee

Term of Office and Length of Time Served    Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting Professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Officer    Director of GE Investments Funds, Inc. since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Trustees

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. LaPorta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Robert Meyers

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC - information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-months period ended September 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

This does not constitute a part of the Funds’ Shareholder Report	GEIN-2 (3/14)

Item 2.	Code of Ethics.

Applicable only to an annual filing.

Item 3.	Audit Committee Financial Expert.

Applicable only to an annual filing.

Item 4.	Principal Accountant Fees and Services.

Applicable only to an annual filing.

Item 5.	Audit Committee of Listed Registrants.

Applicable only to Closed-End Management Investment Companies.

Item 6.	Schedule of Investments.

(a) Schedule of Investments is included as part of Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to Closed-End Management Investment Companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

During the reporting period, there have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of the report included in Item 1 of this Form N-CSR, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Applicable only to an annual filing.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:	/s/ Jeanne M. LaPorta
Jeanne M. LaPorta
President, GE Institutional Funds

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. LaPorta
Jeanne M. LaPorta
President, GE Institutional Funds

Date: May 23, 2014

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Institutional Funds

Date: May 23, 2014